                                                Registration File No. 333-065957
                                                                        811-9075
       As filed with the Securities and Exchange Commission on April 28, 2003
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C., 20549

                                     -------

                                    FORM N-6

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933           [X]
                         POST-EFFECTIVE AMENDMENT NO. 7         [X]
                      ON FORM N-6 TO REGISTRATION STATEMENT
                                   ON FORM S-6
                                    --------

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                  AMENDMENT NO. 4               [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              LLAC VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               (NAME OF DEPOSITOR)
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 357-9500


                                JOHN A. TYMOCHKO
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      -----

Copies to:
JOAN E. BOROS, ESQ.                         WILLIAM J. O'CONNELL, ESQ.
CHRISTOPHER S. PETITO                       ASSISTANT GENERAL COUNSEL AND
JORDEN BURT, LLP                            ASSISTANT SECRETARY
1025 THOMAS JEFFERSON ST., N.W.             LIBERTY LIFE ASSURANCE COMPANY
WASHINGTON, D.C.  20007-5201                OF BOSTON
                                            175 BERKELEY ST.
                                            BOSTON, MASSACHUSETTS 02117

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

  It is proposed that this filing will become effective (check appropriate box)

         [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

         [X] On May 1, 2003 pursuant to paragraph (b) of Rule 485.

         [ ] 60 days after filing pursuant to paragraph (a) of Rule 485.

         [ ] On [date] pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    --------

                      TITLE OF SECURITIES BEING REGISTERED:

 Variable portion of modified single payment variable life insurance contracts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACTS
              (VARIABLE LIFE INSURANCE CONTRACTS IN SOUTH CAROLINA)
                         (SINGLE LIFE AND SURVIVORSHIP)
               ISSUED BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                   100 LIBERTY WAY, DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327

This prospectus describes Modified Single Premium Variable Life Insurance Contracts, known as Variable Life Insurance Contracts in South Carolina, (the "Contract" or "Contracts" ) offered by Liberty Life Assurance Company of Boston ("we" or "Liberty Life") for prospective insured persons who meet our Age and underwriting standards. The Contracts are designed to provide life insurance benefits for the Insured ("Single Life Contract") or for two Insureds ("Survivorship Contracts") and investment opportunities for long-term financial objectives. This prospectus provides information that a prospective owner should know before investing in the Contracts. Please read this prospectus carefully and retain it for future reference.


The Contracts currently offer twenty-eight investment options, each of which is a Sub-Account of LLAC Variable Account of Liberty Life (the "Variable Account") and invests in a series (a "Portfolio") of the following investment companies:

AIM Variable Insurance Funds
The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Liberty Variable Investment Trust
MFS(R) Variable Insurance Trust
SteinRoe Variable Investment Trust

Please refer to the table starting on page 12 for a complete listing of the Portfolios in which the Sub-Accounts invest. Not all of the Sub-Accounts may be available under your Contract. This prospectus is valid only if accompanied by the current prospectuses for the Portfolios. IF ANY OF THOSE PROSPECTUSES ARE MISSING OR OUTDATED, PLEASE CALL OR WRITE TO US AT OUR SERVICE CENTER AT THE TELEPHONE NUMBER OR ADDRESS LISTED ABOVE AND WE WILL SEND A REPLACEMENT OR CURRENT VERSION.


The Owner ("you") also can allocate all or a part of your Contract's value to the Fixed Account, which credits a specified rate of interest.

No claim is made that this variable life insurance contract is in any way similar or comparable to a systematic investment plan of a mutual fund.


In certain states the Contracts may be offered as group contracts with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise. The Contracts may not be available in all states.

It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or if you already own a variable life insurance contract.

THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The Date of this Prospectus is May 1, 2003

                                TABLE OF CONTENTS


                                                                                                  PAGE
                                                                                                  ----
Summary of Benefits, Risks & Characteristics of the Contracts                                        6
     Description and Benefits of the Contracts                                                       6
     Issuance and Underwriting                                                                       6
     Death Benefit                                                                                   6
     Guaranteed Death Benefit                                                                        6
     Account Value                                                                                   6
     Multiple Investment Options                                                                     6
     Fixed Account                                                                                   6
     Transfers                                                                                       6
     Right to Return Period                                                                          6
     Surrender and Partial Withdrawals                                                               6
     Loans                                                                                           6
     Assignment                                                                                      6
     Tax Benefits                                                                                    7
     Risks of the Contracts                                                                          7
     Investment Performance                                                                          7
     Suitability                                                                                     7
     Adverse Tax Consequences                                                                        7
     Risk of Lapse                                                                                   7
     Limitations on Access to Cash Value                                                             7
     Limitations on transfers among the Sub-Accounts and the Fixed Account                           7
     Impact of Loans                                                                                 7
     Portfolio Company Risks                                                                         7
     Characteristics of the Contracts                                                                8
Tables of Fees and Expenses                                                                          9
     Transaction Fees                                                                                9
     Periodic Charges other than Portfolio Operating Expenses                                       10
     Annual Portfolio Operating Expenses                                                            11
Description of Liberty Life and the Variable Account                                                12
     Liberty Life Assurance Company of Boston                                                       12
     Variable Account                                                                               12
     Safekeeping of the Variable Account's Assets                                                   12
     The Investment and Fixed Account Options                                                       12
     Voting Rights                                                                                  16
     Additions, Deletions, and Substitutions of Securities                                          17
     The Fixed Account                                                                              17
Purchasing a Contract                                                                               18
     Initial Payment                                                                                18
     Simplified Underwriting                                                                        18
     Full Underwriting                                                                              18
     Modified Endowment Contract                                                                    18
     Right to Return Contract                                                                       19
Account Value                                                                                       19
     General                                                                                        19
     Adjustments to Account Value                                                                   19
     Accumulation Units                                                                             19
     Accumulation Unit Value                                                                        20
     Postponement of Payments to you                                                                20

                                                                                                  PAGE
                                                                                                  ----
Allocation of Net Premiums                                                                          20
     Initial Net Premium                                                                            20
     Subsequent Net Premiums                                                                        21
     Asset Allocation Models                                                                        21
     Transfers of Account Value                                                                     21
     Transfers Authorized by Telephone                                                              22
     Dollar Cost Averaging                                                                          22
     Asset Rebalancing                                                                              23
Death Benefit                                                                                       23
     Death Benefit                                                                                  23
     Guaranteed Death Benefit                                                                       24
     Accelerated Death Benefit Provisions                                                           24
Maturity Benefit                                                                                    25
     General                                                                                        25
     Extended Maturity Agreement                                                                    25
Proceeds Options                                                                                    25
     - Option 1-Interest                                                                            25
     - Option 2-Fixed Amount                                                                        26
     - Option 3-Fixed Period                                                                        26
     - Option 4-Life Income, with or without a guarantee period                                     26
     Liberty Security Account(R)                                                                    26
Charges and Deductions                                                                              26
     Separate Account Expense Charge                                                                26
     Monthly Deduction                                                                              27
     Cost of Insurance Charge                                                                       27
     Contract Fee                                                                                   27
     Fixed Account Expense Charge                                                                   28
     Portfolio Expenses                                                                             28
     Transaction Fees                                                                               28
     Withdrawal Charge                                                                              28
        - Medical Waiver of Withdrawal Charge                                                       29
     Withdrawal Fee                                                                                 29
     Transfer Fee                                                                                   30
Contract Surrender and Partial Withdrawals                                                          30
     Surrender                                                                                      30
     Partial Withdrawals                                                                            30
        - Allocating Partial Withdrawals among Sub-Accounts and the Fixed Account                   30
        - Effect of Partial Withdrawal on Death Benefit                                             31
        - Tax Consequences of Partial Withdrawals                                                   31
     Systematic Withdrawals or Loans                                                                31
Loans                                                                                               31
     Availability of Loans                                                                          31
     Limitations                                                                                    31
     Interest                                                                                       31
     Effect of Loans                                                                                31
     Tax Consequences of Contract Loans                                                             32
     Loan Procedures                                                                                32
Lapse and Reinstatement                                                                             32
     Lapse                                                                                          32
     Grace Period                                                                                   32
     Reinstatement                                                                                  33

                                                                                                  PAGE
                                                                                                  ----
General Contract Provisions                                                                         33
     Ownership Rights                                                                               33
     Beneficiary                                                                                    33
     Assignment                                                                                     33
     Periodic Reports                                                                               33
Federal Income Tax Considerations                                                                   34
     Taxation of Liberty Life and the Variable Account                                              34
     Tax Status of the Contract                                                                     34
     Diversification Requirements                                                                   35
     Owner Control                                                                                  35
     Income Tax Treatment of Life Insurance Death Benefit Proceeds                                  36
     Accelerated Death Benefit                                                                      36
     Tax Deferral During Accumulation Period                                                        36
     Contracts Which Are MECs                                                                       36
     Characterization of a Contract as a MEC                                                        36
     Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs                        36
     Penalty Tax                                                                                    36
     Aggregation of Contracts                                                                       36
     Contracts Which Are Not MECs                                                                   37
     Tax Treatment of Withdrawals Generally                                                         37
     Certain Distributions Required by the Tax Law in the First 15 Contract Years                   37
     Tax Treatment of Loans                                                                         37
     Survivorship Contract                                                                          37
     Treatment of Maturity Benefits and Extension of Maturity Date                                  37
     Actions to Ensure Compliance with the Tax Law                                                  37
     Federal Income Tax Withholding                                                                 37
     Tax Advice                                                                                     38
Legal Proceedings                                                                                   38
Legal Matters                                                                                       38
Financial Statements                                                                                38
Glossary of Terms used in the Prospectus                                                            39

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LIBERTY LIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

          SUMMARY OF BENEFITS, RISKS & CHARACTERISTICS OF THE CONTRACTS

The following is a summary of the benefits, risks and characteristics of the Contracts. It is only a summary. Additional information on the Contracts' benefits, risks and characteristics can be found in the later sections of this prospectus. Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 39 of this prospectus.

DESCRIPTION AND BENEFITS OF THE CONTRACTS

ISSUANCE AND UNDERWRITING. We will issue a Contract on the life of a prospective Insured or, in the case of a Survivorship Contract, two prospective Insureds who meet our Age and underwriting standards.

DEATH BENEFIT. The primary benefit of your Contract is life insurance coverage. Under a Single Life Contract, while the Contract is in force, a Death Benefit will be paid to the Beneficiary when the Insured dies. Under a Survivorship Contract, while the Contract is in force, a Death Benefit will be paid upon the death of the second Insured. You or your Beneficiary may choose to receive the Death Benefit in a lump sum or under one of our proceeds options.

GUARANTEED DEATH BENEFIT. During defined periods of the Contract, your Contract will not terminate, regardless of its value, as long as there are no loans outstanding.

ACCOUNT VALUE. Your Contract has an Account Value. Your Account Value will vary with the performance of the Sub-Accounts, the amount of interest credited to the Fixed Account, as well as Payments made, partial withdrawals and charges assessed. The Contract provides you with the opportunity to take advantage of any increase in your Account Value due to positive investment performance of the Sub-Accounts, but you also bear the risk of any decrease due to negative investment performance. We do not guarantee a minimum Account Value.

MULTIPLE INVESTMENT OPTIONS. The Contract currently offers a choice of 28 Sub-Accounts to invest in within the Variable Account. We also have arranged to make available five Asset Allocation Models, which provide generalized patterns on how to allocate the Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances.

FIXED ACCOUNT. In addition to the above-mentioned Sub-Accounts, you may also allocate all or part of your Account Value to the Fixed Account. Amounts allocated to the Fixed Account are guaranteed by Liberty Life Assurance Company of Boston and earn interest daily.

TRANSFERS. Within limitations, you may transfer your Account Value among the Sub-Accounts and the Fixed Account. We also offer two automated transfer programs: Dollar Cost Averaging and Asset Rebalancing. While we currently waive the transfer fee, we reserve the right to charge a transfer fee of up to $ 25 per transfer in certain circumstances.

RIGHT TO RETURN PERIOD. You have a limited period of time after your Contract has been issued during which you can cancel the Contract and receive a refund. You generally may cancel the Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. We will refund your Payment or Account Value, as provided by state law.


SURRENDERS AND PARTIAL WITHDRAWALS. You may surrender your Contract and we will pay you its Surrender Value. After the first Contract Year, you may also withdraw a part of the Surrender Value. A partial withdrawal reduces the Account Value and the Death Benefit of the Contracts and does not need to be paid back. We may deduct a withdrawal charge and/or a withdrawal fee at the time of surrender or partial withdrawal. Surrenders and partial withdrawals may have adverse tax consequences, as explained below in "Adverse Tax Consequences."

LOANS. You may borrow up to 90% of the Cash Value of your Contract as a Contract loan. The Contract secures the loan. Taking a loan may suspend the Guaranteed Death Benefit and may have adverse tax consequences as explained below in "Adverse Tax Consequences." We will deduct any outstanding loan balance and unpaid loan interest we charge on Contract loans from any Death Benefit proceeds. Loans and/or accrued loan interest may be repaid while the Contract is in force.

ASSIGNMENT. You may assign the Contract as collateral for a loan or other obligation. Collateral assignment of the Contract may have adverse tax consequences, as explained below in "Adverse Tax Consequences."


TAX BENEFITS. Under current tax law, you are not taxed on the Contract's earnings until you withdraw Account Value from your Contract.

RISKS OF THE CONTRACTS

INVESTMENT PERFORMANCE. Account Value allocated to the Sub-Accounts may decline in value or may not perform to your expectations. You bear the investment risk of any Account Value invested in the Sub-Accounts.


SUITABILITY. Variable life insurance is designed for long-term financial objectives. It is not suitable as a vehicle for short-term savings due to the Withdrawal Charge applicable to the Contract in the early years, which could exceed the Account Value. You should not purchase the Contract if you will need the Account Value in a short period of time.


ADVERSE TAX CONSEQUENCES. Under current tax law, the Contract is a modified endowment contract ("MEC") for Federal income tax purposes, except in certain circumstances. Loans or partial withdrawals from your Contract, or collateral assignments of your Contract, will be included in gross income on an income first basis. Also, if you receive these distributions before you have attained Age 59 1/2, you may be subject to a 10% penalty tax on thE amount distributed.

Existing tax laws which benefit this Contract may change at any time.

RISK OF LAPSE. Your Contract could terminate if the Surrender Value becomes too low to support the Contract's monthly charges and you do not have a Guaranteed Death Benefit. Before the Contract terminates, you will have a Grace Period during which you will be notified in writing that your coverage may terminate unless you make an additional Payment.

LIMITATIONS ON ACCESS TO CASH VALUE. Partial withdrawals are not available in the first Contract Year and are subject to minimums and maximums. We may not allow a partial withdrawal if it would reduce the Account Value to less than $10,000. The minimum partial withdrawal is $250. A partial withdrawal request resulting in less than $500 of remaining Surrender Value may be treated as a request for surrender and terminate your Contract. A withdrawal fee may be deducted from surrenders and partial withdrawals. During the first seven Contract Years surrenders and partial withdrawals may be subject to a withdrawal charge.

LIMITATIONS ON TRANSFERS AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT. While we currently are not charging a transfer fee, the Contract provides for a transfer fee of up to $25 per transfer in certain circumstances. We also may impose special restrictions on Contracts using strategies of programmed and/or frequent transfers, such as those used by professional market timers or other organizations. Special limitations apply to transfers involving the Fixed Account. We reserve the right to modify or terminate the waiver of transfer fees or impose additional limitations on transfer privileges at any time.

IMPACT OF LOANS. Taking a loan from your Contract may increase the risk that your Contract will lapse. Outstanding loans will reduce the death proceeds and may have adverse tax consequences. Also, if your Contract lapses with an outstanding loan, adverse tax consequences can result.

PORTFOLIO COMPANY RISKS

Each Sub-Account invests in shares of one of the Portfolios. We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to the Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which the Sub-Accounts invest. You bear the investment risk that the Portfolios possibly will not meet their objectives.

A comprehensive discussion of the risks of each Portfolio may be found in the Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. If you do not have a prospectus for a Portfolio, please contact us at the address or telephone number provided on the front cover of this prospectus and we will send you a copy.

CHARACTERISTICS OF THE CONTRACTS

The following chart describes the principal characteristics of the Contracts. This summary also is designed to provide you a reference guide to the additional information in this prospectus.

PAYMENT
We allocate the Payment to the Fixed Account or Sub-Account options you choose

     WE CREDIT OR DEBIT PORTFOLIO EARNINGS OR LOSSES

     ACCOUNT VALUE

        SUB-ACCOUNT INVESTMENT OPTIONS
        Amounts you allocate to these options in the Variable Account

     WE CREDIT INTEREST

        FIXED ACCOUNT
        Amounts you allocate to our Fixed Account option

        LOAN ACCOUNT
        Accumulated value to secure a Contract loan

           BENEFITS

              CONTRACT LOAN
              Interest accrues and is paid or added to your loan balance annually

              DEATH BENEFIT
              We pay a Death Benefit to your Beneficiary. We deduct any Indebtedness

              PARTIAL WITHDRAWAL
              We pay you a portion of the Account Value and reduce the Death Benefit

              SURRENDER
              We pay you the Surrender Value The Contract terminates

           CHARGES

              DAILY
                 We deduct a SEPARATE ACCOUNT EXPENSE CHARGE daily

                 The Portfolios deduct advisory fees and other portfolio expenses

              MONTHLY/ANNUALLY

                 We deduct monthly:
                 - COST OF INSURANCE
                 - FIXED ACCOUNT EXPENSE CHARGE, BASED ON AMOUNTS ALLOCATED TO
                   THIS OPTION
                 We deduct annually:
                 - $ 30 CONTRACT FEE ON THE CONTRACT ANNIVERSARY

              AT TIME OF TRANSACTION

                 We deduct up to $25 on PARTIAL WITHDRAWALS

                 We deduct a WITHDRAWAL CHARGE during the first 7 years on surrenders and certain partial withdrawals

                 We deduct a CONTRACT FEE on full surrenders

ADDITIONAL INFORMATION IS PROVIDED ELSEWHERE IN THIS PROSPECTUS.

                           TABLES OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer your Account Value between investment options.


CHARGE                              WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED
------                              -----------------------             ---------------
WITHDRAWAL CHARGE (1)               When you surrender or take a
                                    partial withdrawal during the
                                    first seven Contract Years

   MAXIMUM CHARGE                                                       9.75% of initial Payment

PARTIAL WITHDRAWAL FEE              When you take a partial             The lesser of $25 or 2% of the
                                    withdrawal from the Contract,       amount withdrawn
                                    after the first withdrawal in any
                                    Contract Year

TRANSFER FEE                        Each transfer after the first 12    $25 per transfer (2)
                                    in each Contract Year

ACCELERATED DEATH BENEFIT FEE       When you receive an                 $100 processing fee (3)
                                    Accelerated Death Benefit

ANNUAL STATEMENT FEE                When you request an additional      Up to $25 (4)
                                    annual statement


(1) This charge applies only upon withdrawals of the initial Payment. It does not apply to withdrawals of any additional Payments paid under the Contract. The withdrawal charge declines to zero percent after the seventh Contract Year. The withdrawal charge on Contracts issued in all jurisdictions except Maryland is assessed at the following rates:

CONTRACT      WITHDRAWAL      CONTRACT      WITHDRAWAL
  YEAR          CHARGE          YEAR          CHARGE
------------------------------------------------------
   1            9.75%            5            7.25%
   2            9.50%            6            5.00%
   3            9.25%            7            4.75%
   4            7.50%            8+              0%

See "Transaction Fees - Withdrawal Charge" beginning on page 28 for additional details and for the schedule of withdrawal charges applicable to Contracts issued in Maryland.

Except in South Carolina, we will not charge any withdrawal charge in any Contract Year on that portion of your withdrawals equal to the greater of: (a) ten percent of the Account Value, less any prior partial withdrawals not subject to charges plus any preferred loans since the most recent Contract Anniversary; or (b) earnings not previously withdrawn. For this purpose, "earnings" equal the Account Value, minus the total Payments paid under the Contract, minus all outstanding preferred loans, minus any interest that has accrued on Indebtedness since the previous Contract Anniversary, plus all prior withdrawals other than withdrawals of earnings.

(2) We currently waive the transfer fee on all transfers. We reserve the right in the future to charge the transfer fee on all transfers after the first 12 transfers in a Contract Year, as described above.

(3) You may request an Accelerated Death Benefit only once. See "Death Benefit and Optional Insurance Benefits - Accelerated Death Benefit Agreement" on page 30.

(4) We currently waive the charge for providing additional statements. We will tell you the current charge, if one is imposed, before we send you the requested statement.


PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.


CHARGE                                   WHEN CHARGE IS DEDUCTED     AMOUNT DEDUCTED
------                                   -----------------------     ---------------
COST OF INSURANCE (1):                   Monthly

MINIMUM AND MAXIMUM CHARGE                                           GUARANTEED:
                                                                     Minimum:  $0.01 per $1,000 of net amount
                                                                     at risk
                                                                     Maximum:  $82.50 per $1,000 of net
                                                                     amount at risk
                                                                     CURRENT:
                                                                     Minimum:  0.15% annually of the
                                                                     Contract's Account Value
                                                                     Maximum:  2.70% annually of the
                                                                     Contract's Account Value

CHARGE FOR A FEMALE, AGE 65, STANDARD                                GUARANTEED:  $1.19 per $1,000 of net
NON-TOBACCO RATING CLASS, SINGLE LIFE                                amount at risk
CONTRACT                                                             CURRENT:  0.45% annually of the
                                                                     Contract's Account Value

CHARGE FOR A MALE, AGE 65 AND FEMALE,                                GUARANTEED: $0.0264 per $1,000 of net
AGE 65, BOTH NON-TOBACCO RATING CLASS,                               amount at risk
SURVIVORSHIP CONTRACT                                                CURRENT: 0.15% annually of the
                                                                     Contract's Account Value

CONTRACT FEE                             Annually                    $30.00 (2)

SEPARATE ACCOUNT EXPENSE CHARGE          Daily                       1.65% annually of daily net assets in
                                                                     the Variable Account (3)

FIXED ACCOUNT EXPENSE CHARGE             Monthly                     0.48% annually of the average monthly
                                                                     Account Value in the Fixed Account
                                                                     (0.04% per month) (4)

FEDERAL INCOME TAX CHARGE                Daily                       Currently none (5)

NET LOAN INTEREST RATE                   Accrues daily               Standard loan: 2% (6)
                                         on loan balances



(1) Current cost of insurance charge is equal to the lower of: (i) the product of the current asset-based cost of insurance rate times the Account Value on the Monthly Date; and (ii) the product of the applicable guaranteed cost of insurance rate times the net amount at risk. The current asset-based rate for Single Life Contracts for the Standard (NT) rate class is 0.45% annually of the Account Value. The current asset-based rate for Survivorship Contracts where both Insureds are in the Standard (NT) rate class is 0.15% annually of the Account Value. The asset-based cost of insurance rate differs depending on Contract type, rating class, and history of tobacco use of the Insured(s).

The asset-based cost of insurance rate currently does not vary based on Age. The asset-based rates that we set will reflect our expectations as to mortality experience under the Contracts and other relevant factors, such that the aggregate actual cost of insurance charges paid under the Contracts will compensate us for our aggregate mortality risks under the Contracts. We reserve the right to change the asset-based rate used in the current cost of insurance formula provided that at no time will your cost of insurance charge exceed the amount determined using the guaranteed cost of insurance tables in your Contract. The guaranteed cost of insurance rates are based on Age, sex, rating class, and history of tobacco use of the Insured, or of both Insureds for a Survivorship Contract. In general, the guaranteed cost of insurance charges will increase as the Insured ages. The representative guaranteed cost of insurance charges shown in the table may not be representative of the charges you would pay. For more information about the guaranteed cost of insurance charges that would apply to your Contract please contact us at the address or telephone number shown on the first page of this prospectus or contact your representative. The net amount at risk is determined by subtracting the Account Value from the Death benefit divided by 1.0028709. The Standard (NT) rate class is our best rate class for Insureds who have not used tobacco of any kind within the past 24 months.


(2) The Contract fee is deducted annually on the Contract Anniversary. If you surrender your Contract during a Contract Year, we will deduct the Contract fee from your surrender proceeds. We currently waive the Contract fee on Contracts with an Account Value of at least $50,000.

(3) Deducted each Valuation Period in an amount equal to 1/365 of the annual rate shown, multiplied by the Account Value in the Variable Account on the relevant Valuation Day, multiplied by the number of days in the relevant Valuation Period.

(4) Deducted monthly in an amount equal to 1/12 of the annual rate shown, multiplied by the Account Value in the Fixed Account on the relevant Monthly Date.


(5) We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future if federal tax laws change so that a tax is imposed on the Variable Account. See "Charges and Deductions - Separate Account Expense Charge" beginning on page 26.

(6)) The Net Loan Interest Rate represents the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the Account Value held in the Loan Account to secure the loan. This charge does not apply to preferred loans. See "Loans - Interest" on page 31.


ANNUAL PORTFOLIO OPERATING EXPENSES

The following table shows the minimum and maximum total operating expenses charged by the Portfolio companies that you may pay periodically during the time you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


                                                        MINIMUM          MAXIMUM
                                                        -------          -------
Total Annual Portfolio Operating Expenses                0.27%            3.37%
(expenses that are deducted from Portfolio assets,
including management fees, distribution (12b-1)
fees, and other expenses), without waivers or
expense reimbursements (1)


The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2002 for the Portfolios in which the Variable Account invests.




----------

(1) The figures shown in the table above do not show the effect of any fee reduction or expense reimbursement arrangement. However, the advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. Taking all of these arrangements into consideration, the maximum and minimum Total Annual Portfolio Operating Expenses would be 3.10% and 0.27%, respectively. Certain of these arrangements are contractually required to remain in effect at least through April 30, 2004. Other arrangements are voluntary and may be terminated at any time. The maximum expense of 3.10% reflects the expenses of the Columbia High Yield Fund Portfolio, which is subject to a voluntary arrangement that may be terminated at any time. Without that voluntary arrangement, the total expenses of the Columbia High Yield Fund Portfolio would be 3.37%. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

              DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.


Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible to receive dividends and some are not. The variable life insurance contracts described in this prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.


With a long-standing commitment to professional standards of conduct in the advertising and sale of life insurance products and services, Liberty Life is an accredited member of the Insurance Marketplace Standards Association ("IMSA").


Liberty Life is an indirect wholly-owned subsidiary of Liberty Mutual Holding Company Inc, which also owns Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company. Liberty Life is a subsidiary of Liberty Mutual.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement dated February 3, 1998, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual's commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.


VARIABLE ACCOUNT. LLAC Variable Account was originally established on July 10, 1998 as a segregated asset account of Liberty Life under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The SEC does not supervise the management of the Variable Account or Liberty Life.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Account Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Liberty Life.

The Variable Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. Values allocated to the Variable Account will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. In the future, we may use the Variable Account to fund other variable life insurance contracts. We will account separately for each type of variable life insurance contract funded by the Variable Account.




SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. We hold the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.




THE INVESTMENT AND FIXED ACCOUNT OPTIONS

VARIABLE ACCOUNT INVESTMENTS. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is a separate investment series of an open end management investment company registered under the 1940 Act. We briefly describe the Portfolios below. You should read the current prospectuses for the Portfolios for more strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio have no effect on the investment performance of any other Portfolio.

Following is a table listing the Portfolios in which each Sub-Account invests, information on each Portfolio's investment adviser and sub-adviser if applicable, as well as the investment objective of the Portfolio.

MORE DETAILED INFORMATION CONCERNING THE PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, RISKS AND EXPENSES IS CONTAINED IN EACH PORTFOLIO'S PROSPECTUSES. A COPY OF EACH UNDERLYING PORTFOLIO'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS.

PORTFOLIOS IN WHICH THE VARIABLE ACCOUNT      INVESTMENT ADVISER (AND SUB-ADVISER, IF    INVESTMENT OBJECTIVE
INVESTS                                       APPLICABLE)
-------------------------------------------   ----------------------------------------   -----------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I
SHARES)

AIM V.I. Capital Appreciation Fund            ADVISER: A I M Advisors Inc.               Growth of capital.

AIM V.I. Government Securities Fund           ADVISER: A I M Advisors Inc.               High level of current income consistent
                                                                                         with reasonable concern for safety of
                                                                                         principal.

AIM V.I. International Growth Fund            ADVISER: A I M Advisors Inc.               Long-term growth of capital.

AIM V.I. New Technology Fund                  ADVISER: A I M Advisors Inc.               Long-term growth of capital.

THE DREYFUS CORPORATION (INITIAL SHARES)

Dreyfus Stock Index Fund                      ADVISER: The Dreyfus Corporation           Seeks to match the total  return  of
                                                                                         the Standard & Poor's 500 Composite
                                                                                         Stock Price Index.
                                              Sub-Adviser: Mellon Equity Associates

Dreyfus Variable Investment Fund              ADVISER: The Dreyfus Corporation           Seeks long-term capital growth
Appreciation Portfolio                                                                   consistent with the preservation of
                                                                                         capital, with current income as a
                                              SUB-ADVISER: Fayez Sarofim & Co.           secondary objective.

Dreyfus Socially Responsible Growth Fund,     ADVISER: The Dreyfus Corporation           Seeks capital growth, with current
Inc.                                                                                     income as a secondary goal.

Dreyfus Investment Portfolios                 ADVISER: The Dreyfus Corporation           Seeks capital appreciation.
Technology Growth Portfolio

Dreyfus Investment Portfolios                 ADVISER: The Dreyfus                       Seeks capital growth.
Emerging Leaders Portfolio                    Corporation

Emerging Leaders Portfolio                    Corporation

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CLASS 2 SHARES)

Franklin Growth and Income Securities Fund    ADVISER: Franklin Advisers, Inc.           Seeks capital appreciation with current
                                                                                         income as a secondary goal.

Franklin Large Cap Growth Securities Fund     ADVISER: Franklin Advisers, Inc.           Seeks capital appreciation.

Franklin Strategic Income Securities Fund     ADVISER: Franklin Advisers, Inc.           Seeks a high level of current income;
                                                                                         with capital appreciation over the long
                                                                                         term as a secondary objective.

Templeton Growth Securities Fund              ADVISER: Templeton Global Advisors         Seeks long-term capital growth.
                                              Limited

                                              SUB-ADVISER: Templeton Asset Management
                                              Limited

Franklin Money Market Fund                    ADVISER: Franklin Advisers, Inc.           Seeks current income, consistent with
                                                                                         liquidity and capital preservation.

LIBERTY VARIABLE INVESTMENT TRUST

Colonial Small Cap Value Fund, Variable       ADVISER: Columbia Management Advisers,     Seeks long-term growth.
Series                                        Inc.

Columbia High Yield Fund, Variable Series     ADVISER. Columbia Management Advisers,     Seeks a high level of current income;
                                              Inc.                                       secondary objective of capital
                                                                                         appreciation

Colonial Strategic Income Fund, Variable      ADVISER:  Columbia Management Advisers,    Seeks current income consistent with
Series                                        Inc.                                       prudent risk and maximizing total return.

Liberty Growth & Income Fund, Variable        ADVISER:  Columbia Management Advisers,    Seeks long-term growth and income.
Series                                        Inc.

Liberty All-Star Equity Fund, Variable        ADVISER: Columbia Management Advisers,     Seeks total investment return, comprised
Series                                        Inc..                                      of long-term capital appreciation and
                                                                                         current income.

                                              SUB-ADVISER: Liberty Asset Management
                                              Company

MFS VARIABLE INVESTMENT TRUST (INITIAL
CLASS SHARES)

MFS VIT Emerging Growth Series                ADVISER: Massachusetts Financial           Long-term growth of capital.
                                              Services Company

MFS VIT Research Series                       ADVISER: Massachusetts Financial           Long-term growth of capital and future
                                              Services Company                           income.

MFS VIT Utilities Series                      ADVISER: Massachusetts Financial           Capital growth and current income.
                                              Services Company

MFS VIT Investors Trust Series                ADVISER: Massachusetts Financial           Long-term growth of capital and
                                              Services Company                           secondarily to provide reasonable
                                                                                         current income.

MFS VIT Capital Opportunities Series          ADVISER: Massachusetts Financial           Seeks capital appreciation.
                                              Services Company

MFS VIT High Income Series                    ADVISER: Massachusetts Financial           Seeks high current income.
                                              Services Company

STEIN ROE VARIABLE INVESTMENT TRUST

Liberty Asset Allocation Fund, Variable       ADVISER:  Columbia Management Advisers,    Seeks high total investment return.
Series                                        Inc.

                                              SUB-ADVISER: Nordea Investment
                                              Management North America, Inc.

Stein Roe Growth Stock Fund, Variable         ADVISER: Columbia Management Advisers,     Seeks long-term growth.
Series                                        Inc.

Liberty Money Market Fund, Variable Series    ADVISER:  Columbia Management Advisers,    Seeks maximum current income, consistent
                                              Inc.                                       with capital  preservation and the
                                                                                         maintenance of liquidity.


Not all Sub-Accounts may be available under your Contract. You should contact your representative for further information on the availability of the Sub-Accounts.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review the Portfolios' prospectuses before allocating amounts to the Sub-Accounts.




Some of the Portfolios are managed by investment advisers who also manage publicly offered mutual funds having similar names and investment objectives. While some of the Portfolios may in some ways resemble, and may in fact be modeled after publicly offered mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly offered mutual fund. Consequently, the investment performance of publicly offered mutual funds and any similarly named Portfolio may differ substantially.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make Payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity Contract Owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity Contract Owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Contract Owners will not bear the attendant expenses.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses of the Portfolios for further information.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. However, if you assign your Contract, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Payments under the Contract. Any substitution will comply with the requirements of the 1940 Act. We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

(a)  to operate the Variable Account in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

(d)  to add, combine, or remove Sub-Accounts in the Variable Account;

(e) to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in "Charges and Deductions - Separate Account Expense Charge" beginning on page 26 below; and

(f) to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

THE PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

You may allocate part or all of your Payment to the Fixed Account. Under this option, we guarantee the principal amount allocated to the Fixed Account and the rate of interest that will be credited to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Net Premiums and transfers allocated to the Fixed Account during a Contract Year. We guarantee that the current rate in effect when a Payment or transfer to the Fixed Account is made will apply to that amount until at least the next Contract Anniversary. We may declare different rates for amounts that are allocated to the Fixed Account at different times. We determine interest rates in accordance with then-current market conditions and other factors.

The effective interest rate credited at any time to your Contract's Fixed Account is the weighted average of all of the interest rates for your Contract. The rates of interest that we set will never be less than the minimum guaranteed interest rate shown in your Contract. We may credit interest at a higher rate, but we are not obligated to do so.

During the 60 days after each Contract Anniversary, you may transfer all or part of your Fixed Account Balance to the Sub-Accounts, subject to the requirements and limits described in "Allocation of Payments - Transfers of Account Value" on page 20.

Amounts allocated to the Fixed Account become part of the general account of Liberty Life. Liberty Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial or full withdrawals from the Fixed Account for up to six months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                              PURCHASING A CONTRACT

INITIAL PAYMENT. You must pay an initial Payment to purchase a Contract. The initial Payment purchases a Death Benefit initially equal to your Contract's initial Death Benefit. The minimum initial Payment is $ 10,000. We may waive or change this minimum. You may pay additional Payments, subject to certain restrictions, as described below.

You may apply to purchase a Contract by submitting a written application to us through one of our authorized sales representatives. Acceptance of your application is subject to our issue Age and underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Contract to you, we will return your Payment to you. We reserve the right to change the terms or conditions of your Contract to comply with differences in applicable state law. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements which are attached to this prospectus or in endorsements to the Contract, as appropriate.

SIMPLIFIED UNDERWRITING. Under our current underwriting rules, which we may change when and as we decide, proposed Insureds are eligible for simplified underwriting without a medical examination, if the application responses and initial Payment meet our simplified underwriting standards. Simplified underwriting is not available if the initial Payment exceeds the limits set in our simplified underwriting standards.

Simplified underwriting also is not available if the Insured would be more than 80 years old on the Contract Date. For Survivorship Contracts, both Insureds must meet our simplified underwriting requirements. Simplified underwriting limits may vary by state.

If your application is approved through simplified underwriting, your Contract will be effective and your life insurance coverage under the Contract will begin on the date of your application. Your Contract Date will be the date your application and initial Payment are taken.

FULL UNDERWRITING. If your application requires full underwriting and we approve your application, your Contract will be effective as of the date that we receive your initial Payment. If you submit your initial Payment with your application, the effective date of your Contract will be the date of your application, which will be designated your Contract's Contract Date. Otherwise, when we deliver your Contract we will require you to pay sufficient Payment to place your insurance in force. At that time, we also will provide you with a document showing your Contract's effective date, which will be designated as the Contract Date. While your application is in underwriting, if you have paid your initial Payment we may provide you with temporary life insurance coverage in accordance with the terms of our conditional receipt.

If we approve your application, you will earn interest on your Payment from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We will temporarily allocate your initial Payment to our Fixed Account until we allocate it to the Sub-Accounts and the Fixed Account in accordance with the procedures described in "Allocation of Payments" beginning on page 20.


If we reject your application, we will not issue you a Contract. We will return any Payment you have made, adding interest as and at the rate required in your state. We will generally mail a refund of your Payment within seven days of the date we reject your application. We will not subtract any Contract charges from the amount we refund to you.


MODIFIED ENDOWMENT CONTRACT. In most circumstances, your Contract will be considered a "modified endowment contract" ("MEC"), which is a form of life insurance contract under the Tax Code. Special rules govern the tax treatment of MECs. Under current tax law, Death Benefit Payments under MECs, like Death Benefit Payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and Contract loans, however, are treated differently. Amounts withdrawn and Contract loans are treated first as income, to the extent of any gain, and then as a return of Payment. The income portion of the distribution is includable in your taxable income. Also, an additional ten percent penalty tax is generally imposed on the taxable portion of amounts received before Age 59 1/2. For more information on the tax treatment of the Contract, see "Federal Income Tax Considerations" beginning on page 34, and consult your tax adviser.




RIGHT TO RETURN CONTRACT. In many states, you may cancel your Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your Payment. We ordinarily will pay the refund within seven days of receiving your request. No withdrawal charge is imposed upon return of a Contract within the right to return period. These right to return regulations may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Accordingly, you should refer to your Contract for specific information about your circumstances.




                                  ACCOUNT VALUE

GENERAL. Your Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account balance, plus your Loan Account balance. On the Contract Date, your Account Value is equal to your initial Payment minus any of the charges described below that are due on that date. Your Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Payments, and the subtraction of partial withdrawals and charges assessed.

The Contract does not have a guaranteed minimum Account Value. Your Contract's Account Value will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Payments. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Account Value will also reflect Payments, amounts withdrawn, and cost of insurance and any other charges.

ADJUSTMENTS TO ACCOUNT VALUE. Over the life of your Contract, your Account Value will increase and/or decrease as indicated below to reflect the following:

-    Additional Payments.

-    Any increase due to the investment experience of the chosen Sub-Accounts.

- Addition of guaranteed interest at an annual effective rate of 4.0% (plus any excess interest if applicable) on the portion of the Account Value allocated to the Fixed Account.

- Addition of interest at an annual effective rate of 6.0% on the portion of your Loan Account, which serves as collateral for your preferred Contract loans, if any.

- Addition of interest at an effective annual rate of 4.0% on the portion of your Loan Account, which serves as collateral for your other Contract loans, if any.

-    Any decrease due to the investment experience of the chosen Sub-Accounts.

-    Subtraction of any amounts withdrawn.

- Subtraction of the charges listed in "Charges and Deductions" beginning on page 26, as applicable.

We make all valuations in connection with the Contract (other than the initial Payment) on the date we receive your Payment or your request for other action at our Service Center, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day which is a Valuation Date and a date on which we are open for business. Calculations for initial Payments and Payments requiring underwriting are made on the date your Payment is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Payments" below.

ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Payments or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

A Valuation Date is any day on which the net asset value of the units of each division of the Variable Account is determined. Generally, this will be any date on which the New York Stock Exchange ("NYSE"), or its successor, is open for trading. Our Valuation Date ends when the NYSE closes. This is usually at 4:00 p.m. Eastern Time.

ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the corresponding Portfolio and the deduction of certain expenses. We will determine the Accumulation Unit Value for each Sub-Account on each Valuation Date. A Sub-Account's Accumulation Unit Value for a particular Valuation Date will equal the Sub-Account's Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is (1) divided by (2) minus (3), where:



        (1) is the sum of (a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period plus (b) the per share amount of any dividend or capital gains distribution by that Portfolio, if the ex-dividend date occurs in that Valuation Period;

        (2) is the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period; and

        (3) is an amount equal to the Separate Account Expense Charge imposed during the Valuation Period.


You should refer to the prospectuses for the Portfolios, which accompany this prospectus, for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Account Value.

POSTPONEMENT OF PAYMENTS TO YOU. We may defer for up to 15 days the payment of any amount attributable to a Payment paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Account Value allocated to the Variable Account within seven days of our receiving your written request, except:

(1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account's investments or determination of the value of its net assets is not reasonable practicable; or

(3)  at any other time permitted by the SEC for your protection.

In addition, we may delay payment of Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                             ALLOCATION OF PAYMENTS

INITIAL PAYMENT. We will temporarily allocate your initial Payment to the Fixed Account as of the Contract Date. We generally will then reallocate that amount (including any interest) among the Sub-Accounts and the Fixed Account in accordance with your instructions, on the 15th day after the Delivery Date. This period may be longer or shorter, depending on the length of the right to return period in your state, as it will always equal five days plus the number of days in the right to return period in your state. If there are outstanding requirements when we issue your Contract that prevent us from placing your Contract in force, your Payment will not be allocated until all requirements are satisfied. In our discretion, in the future we may change our procedures for allocating initial Payments received before the end of the right to return period. We will not change the temporary allocation provisions of your Contract once we have delivered it to you.

You must specify your allocation percentages in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your Payment in those percentages, until you give us new allocation instructions.

You initially may allocate your Account Value to up to ten Sub-Accounts and the Fixed Account. Moreover, you may not allocate less than five percent of your Account Value to any one option. You subsequently may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions without regard to this limit. Your allocation to the Fixed Account, if any, does not count against this limit. In the future we may change these limits.

SUBSEQUENT PAYMENTS. You may pay additional Payments at any time and in any amount necessary to avoid termination of your Contract. You may also pay additional Payments subject to the following conditions:

(1) each additional Payment must be at least $1,000 ($10,000 for Contracts issued in New York); and

(2) the Payment will not disqualify your Contract as a life insurance contract under the Tax Code.


We intend to require satisfactory evidence of insurability as a condition for accepting any Payment that would result in an increase in the Death Benefit, which will occur whenever the Death Benefit, after applying the subsequent Payment, would exceed the Initial Death Benefit. See "Death Benefit" on page 22 for an explanation of when the Death Benefit may exceed the Initial Death Benefit. If such evidence is required, we will notify you of our requirements by telephone or in writing. Any such increase will take effect on the first Monthly Date after we approve the increase. In the future, we may waive this requirement.


We generally will allocate your additional Payments to the Sub-Accounts and the Fixed Account as of the date we receive your Payment in our Service Center. If an additional Payment requires underwriting, however, we may delay allocation until after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Payment. If you have any outstanding Indebtedness, we will apply any additional Payments to your outstanding loan balance until it is fully repaid, unless you instruct us otherwise in writing.

ASSET ALLOCATION MODELS. We have arranged to make available several Asset Allocation Models for use with the Contract. Standard & Poor's Investment Advisory Services LLC developed and administers the Asset Allocation Models in the Contracts. Standard & Poor's Investment Advisory Services LLC is a registered investment advisor subsidiary of The McGraw-Hill Companies, Inc., registered with the SEC. "S&P" and "Standard & Poor's" are registered trademarks of The McGraw-Hill Companies. The purpose of these models is to provide generalized patterns on how to allocate Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances. You may use a questionnaire and scoring system developed by S&P in order to help you to determine which model might be appropriate for you. Although we have arranged for the preparation of these Asset Allocation Models and related materials, it is up to you to decide whether to use a model and, if so, which model to use. Moreover, the models are not individualized investment advice. Accordingly, we recommend that you consult your financial adviser before adopting a model.

If you decide to use a model, we will automatically allocate your Payment in accordance with the percentages specified in one of the S&P models. You may only use one model at a time. We also will automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account Values in accordance with your chosen model. If you wish to allocate a portion of your Payments or Account Value to the Fixed Account, you must instruct us specifically, because none of the models includes the Fixed Account.


You may choose to use an S&P Asset Allocation Model at any time. You also may discontinue your use at any time by notifying us at our Service Center. We will automatically discontinue your use of a model if you: (a) discontinue the Asset Rebalancing Program; or (b) give us instructions changing your allocations of Payments or Account Value among the Sub-Accounts. Call us at our Service Center or contact your representative for additional information or forms.


For each model, S&P determines the percentage allocations among the Sub-Accounts based upon a comparison of the model's investment objectives and the relevant underlying Portfolios' investment objectives and portfolio composition. These models are specific to this Contract. Similarly named models developed for use with our other products may differ.

Periodically, S&P will review the models. As a result of those reviews, S&P may decide that to better seek to meet a model's goal, it would be appropriate to change the percentage allocations among the Sub-Accounts. If you are using that model, we will notify you before we implement the change.

TRANSFERS OF ACCOUNT VALUE. While the Contract is in force, you may transfer Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. You may not request a transfer of less than $250 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $500 would remain in a Sub-Account after a transfer, we may require you to transfer the entire balance of the Sub-Account. We reserve the right to change these minimums.

We currently are waiving the transfer fee on all transfers, including Dollar Cost Averaging and Asset Rebalancing transfers. Under the Contract, however, we may charge a maximum transfer fee of $25 on each transfer after the first 12 transfers in any Contract Year. We may impose a limit on the number of free transfers or change that number, at any time.

We may modify or terminate the transfer privilege at any time.

Also, at any time we may impose special restrictions for Contracts using strategies of programmed and frequent transfers such as those used by professional market timers or other organizations.

We currently do not limit the number of Sub-Accounts to which you may allocate your Account Value, other than in your initial allocation. We may impose a limit in the future.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. Otherwise, we will make the transfer on the first subsequent day on which we and the NYSE are open. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

You may make transfers from the Fixed Account to the Sub-Accounts only during the 60 days after each Contract Anniversary. You must submit your request no later than the end of this 60-day period. In addition, in each Contract Year, the largest amount that you may transfer out of the Fixed Account is the greater of: (a) the amount transferred in the prior Contract Year; (b) 20% of the current Fixed Account balance; or (c) the entire balance if it is not more than $250. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

We will not charge a transfer fee on a transfer of all of the Account Value in the Sub-Accounts to the Fixed Account.

TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone, unless you advise us in writing not to accept telephonic transfer instructions. Telephone transfer requests must be received by 4:00 p.m. Eastern time in order to be processed at that day's price.

We use procedures that we believe provide reasonable assurances that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses. We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Contract is in force you may authorize us to transfer a fixed dollar amount each month to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. The transfers will continue until you instruct us to stop, or until your chosen source of transfer Payments is exhausted. If you are Dollar Cost Averaging from the Fixed Account and instruct us to stop, you will have 60 days to transfer any or all of your Fixed Account balance from the Fixed Account to the Sub-Accounts. After that time, you cannot transfer from the Fixed Account until your next Contract Anniversary. More detail on transfer restrictions from the Fixed Account is provided above in "Transfers of Account Value". We currently are waiving the contractual transfer fee on all transfers, including Dollar Cost Averaging transfers. If we limit the number of free transfers, however, transfers under the Dollar Cost Averaging Program will count toward that limit. See "Transaction Fees - Transfer Fee" on page 30.


Your request to participate in this program will be effective when we receive your completed written request at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in the program. We may change, terminate, limit or suspend Dollar Cost Averaging at any time. Call or write us for a copy of the request form and additional information concerning the program.


The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. Participation in this program does not assure you of a greater profit, however, from your purchases under the program. In addition, the program will not prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with Dollar Cost Averaging. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Dollar Cost Averaging is being used.

You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.

ASSET REBALANCING. Asset Rebalancing allows you to readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Account Value, including new Payments (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing program. You may not include your Fixed Account balance in an Asset Rebalancing program. We currently are waiving the contractual transfer fee on all transfers, including Asset Rebalancing transfers. If we limit the number of free transfers, however, transfers under an Asset Rebalancing program will count toward that limit. See "Transaction Fees - Transfer Fee" on page 30.


You may request Asset Rebalancing when you apply for your Contract or by submitting a completed written request to us at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in the program. Please call or write us for a copy of the request form and additional information concerning Asset Rebalancing.


Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time.

You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Program at the same time.

                                  DEATH BENEFIT

DEATH BENEFIT. While your Contract is in force, we will pay the Death Benefit upon the death of the Insured or, if your Contract is a Survivorship Contract, upon the death of the second Insured to die. We will pay Death Benefit proceeds to the named Beneficiary(ies) or, if none survives, to contingent Beneficiary(ies). We will pay the Death Benefit proceeds in a lump sum or under an optional Payment plan, as described below.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Indebtedness, and less any due and unpaid charges. We will determine the amount of the Death Benefit proceeds as of the date of the Insured's death. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

The Death Benefit will be the greater of: (a) the Initial Death Benefit; or (b) the Account Value multiplied by the applicable corridor percentage as described below. The corridor percentages are set so as to seek to ensure that the Contracts will qualify for favorable federal income tax treatment. The corridor percentages are stated in the Contract. They vary according to the Age of the Insured. Under this formula, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Initial Death Benefit, and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Initial Death Benefit).

EXAMPLES:                                           EXAMPLE A    EXAMPLE B
                                                    ----------------------
Initial Death Benefit                               $ 100,000    $ 100,000
Insured's Age                                              60           60
Account Value on Date of Death                      $  80,000    $  50,000
Applicable Corridor Percentage                            130%         130%
Death Benefit                                       $ 104,000    $ 100,000

In Example A, the Death Benefit equals $104,000, I.E., the greater of $100,000 (the Initial Death Benefit) and $104,000 (the Account Value at the date of death of $80,000, multiplied by the corridor percentage of 130%). This amount, less any Indebtedness and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, I.E., the greater of $100,000 (the Initial Death Benefit) or $65,000 (the Account Value of $50,000 multiplied by the corridor percentage of 130%).

We will reduce your Contract's Initial Death Benefit if you take a partial withdrawal, as described in "Partial Withdrawals - Effect of Partial Withdrawal on Death Benefit" on page 31.

GUARANTEED DEATH BENEFIT. Your Contract has a Guaranteed Death Benefit (called Guaranteed Coverage in Maryland). Under this provision, if you do not have any outstanding Indebtedness, your Contract will not lapse before the end of the period shown in the table below.

                          SINGLE LIFE CONTRACTS

     ISSUE AGE        EXPIRY DATE OF GUARANTEED DEATH BENEFIT
------------------    ---------------------------------------
        0-34              30 Years from the Contract Date
       35-54              20 Years from the Contract Date
       55-80              10 Years from the Contract Date
       81-85               5 Years from the Contract Date

                          SURVIVORSHIP CONTRACTS

 YOUNGER INSURED'S
    ISSUE AGE         EXPIRY DATE OF GUARANTEED DEATH BENEFIT
-------------------   ---------------------------------------
        0-39              25 Years from the Contract Date
       40-59              15 Years from the Contract Date
       60-85              10 Years from the Contract Date

While the Guaranteed Death Benefit is in effect and there is no outstanding Indebtedness, if on a Monthly Date the Surrender Value is not large enough to cover the full Monthly Deduction, we will apply the remaining Surrender Value to partially pay the Monthly Deduction and waive any insufficiency. Thereafter, we will waive all future Monthly Deductions until the Surrender Value is sufficient to pay the Monthly Deduction, or the Guaranteed Death Benefit period ends.


After the end of the Guaranteed Death Benefit period, the Monthly Deduction will not be waived if the Surrender Value is not large enough to cover the full Monthly Deduction, regardless of whether you have any outstanding Indebtedness. Failure to pay the full Monthly Deduction will cause your Contract to enter the Grace Period and terminate if you do not pay an amount sufficient to pay all unpaid Monthly Deductions before the end of the Grace Period.


The terms of this provision in your Contract may differ depending on when and in which state your Contract was issued. In some states and under some previously issued Contracts, the Death Benefit is guaranteed until the Maturity Date, provided you do not have outstanding Indebtedness. In other states, the period of guaranteed coverage is shorter. If you are considering purchasing a Contract, see your representative for the terms available in your state. If you already own a Contract, the terms of this provision, including the length of the period of guaranteed coverage, is set forth in your Contract.

ACCELERATED DEATH BENEFIT PROVISIONS. You may request payment of a portion of the Death Benefit as an Accelerated Death Benefit if either: (1) the Insured has a terminal condition; or (2) the Insured is chronically ill, as these terms are defined in the Contract. Under a Survivorship Contract, the Accelerated Death Benefit is only available on the terminal illness or chronic illness of the surviving Insured. You generally may request an Accelerated Death Benefit equal to up to the lesser of 90% of the Death Benefit (before subtracting any Indebtedness) or $250,000. We will reduce the amount you request by a discount for the early payment, a $100 processing fee, and the repayment of a pro rata portion of your Indebtedness. You may choose for the Accelerated Death Benefit to be paid in a lump sum or in installments, as described in the Contract. If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable upon the Insured's death, as long as the Contract is in force. You may request an Accelerated Death Benefit only once.


If your request for an Accelerated Death Benefit is based on the Insured's being chronically ill, in some circumstances a portion of your Accelerated Death Benefit may not qualify for exemption from federal income tax. Accordingly, you should consult your tax adviser before requesting an Accelerated Death Benefit. For more information, see "Federal Income Tax Considerations - Accelerated Death Benefit" on page 34.

This benefit may not be available in some states, and the terms may differ in some states. Please contact us for more information.

                                MATURITY BENEFIT

GENERAL. If the Insured is still living and the Contract is in force on the Maturity Date, we will pay you a Maturity Benefit. The Maturity Benefit will equal the Surrender Value on the Maturity Date. The Maturity Date will be the Contract Anniversary after the Insured's 100th birthday. For Survivorship Contracts, the Maturity Date will be the Contract Anniversary after the younger living Insured's 100th birthday.

EXTENDED MATURITY AGREEMENT. You may continue your Contract after the Maturity Date if the Insured is still living on that date and you write to us before the Maturity Date to enter into an extended maturity agreement. Under that agreement, among other things:

(1)  the Death Benefit proceeds will equal the Surrender Value;

(2)  you will pay no further cost of insurance charges;

(3)  you may not pay additional Payments; and

(4)  the guaranteed Death Benefit does not apply.

Other Contract provisions may also be modified after the Maturity Date.


We will continue to charge the Separate Account Expense Charge during the maturity extension period, even though there no longer will be a mortality risk under your Contract. We continue to collect this charge to provide for the possibility that the total cost of death benefits already paid and to be paid in the future under all Contracts will exceed what we expect to collect from cost of insurance charges.


Your decision whether or not to enter into an extended maturity agreement will have tax consequences. Accordingly, before you make that decision you should consult your tax adviser.

                                PROCEEDS OPTIONS


We will pay the Surrender Value or Death Benefit proceeds under the Contract in a lump sum or under one of the proceeds options that we then offer. Surrender proceeds are payable in a lump sum unless you request one of the other proceeds options. Death Benefit proceeds are payable in a lump sum to a Liberty Security Account as described below, unless the beneficiary elects one of the other proceeds options. The amount applied to a proceeds option must be at least $2,000 of Account Value and result in installment Payments of not less than $20. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after

Payments under a proceeds option involving life contingencies, such as Option 4 below, commence. We will transfer to our general account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.


You may request a proceeds option by writing to us at our Service Center before the death of the Insured. If you change the Beneficiary, the existing choice of proceeds option will become invalid and you may either notify us that you wish to continue the pre-existing choice of proceeds option or select a new one.

The following proceeds options are available under the Contract:

OPTION 1-INTEREST. We will pay interest monthly on proceeds left with us. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

OPTION 2-FIXED AMOUNT. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

OPTION 3-FIXED PERIOD. We will pay monthly installments for a period selected by you of not more than 25 years.


     OPTION 4-LIFE INCOME, WITH OR WITHOUT A GUARANTEE PERIOD. We will pay proceeds in periodic payments to the payee for as long as the payee is alive. If no guarantee period is selected, payments will stop when the payee dies, and we will make no further payments to the payee or his or her beneficiary. Therefore, depending on when the payee dies, the total payments received may be more or less than the amount applied to this option. For example, if the payee dies before the second payment is due, the payee will receive only one payment. If a guarantee period is selected and the payee dies before the end of the guarantee period, however, we will continue payments to a named beneficiary until the end of the guarantee period. We offer guarantee periods of ten years, 15 years or 20 years. If you wish to ensure that the total payments to the payee and his or her beneficiary will at least equal the amount applied to this option, you should select a guarantee period that, when multiplied by the annual guaranteed payments, will provide at least that amount. If you select a shorter guarantee period, it is possible that the total payments received may be less than the amount applied to this option. We base the payments on the 1983 Individual Annuity Mortality Table, adjusted to include ten years of mortality improvement under Projection Scale G, which has the effect of lowering the purchase rates applied to amounts payable under this option..


LIBERTY SECURITY ACCOUNT(R). We will credit interest to proceeds left with us in the Liberty Security Account(R). We will credit interest to your Liberty Security Account(R) balance at a rate we declare. We periodically may change that rate, but it will never be less than 3.0% annually. The Beneficiary will be able to write checks against such account at any time and in any amount up to the total in the account. The checks must be for a minimum amount of $250.

When we begin to make payments under Options 3 and 4, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Contract. It may be higher.

In addition, we may agree to other proceeds option plans. Write or call us to obtain information about them.

                             CHARGES AND DEDUCTIONS

We assess charges and deductions against the Contract's Account Value and the Sub-Accounts. Additional deductions and expenses are paid out of the Portfolios' assets, as described in the prospectuses of the Portfolios.

SEPARATE ACCOUNT EXPENSE CHARGE

On each Valuation Date, we will take a deduction from the Sub-Accounts to compensate Liberty Life for its expenses incurred in connection with this Contract. The Separate Account Expense Charge will be calculated at an annual rate equivalent to 1.65% of average daily net assets of each Sub-Account, as described in the Tables of Fees and Expenses beginning on page 9. The amount deducted is determined on each Valuation Date and is reflected in the calculation of Accumulation Unit Values.

The Separate Account Expense Charge, together with the Fixed Account Expense Charge described below, is intended to cover all expenses under the Contract other than distribution expenses, and the cost of insurance charges and the other expenses covered by the Monthly Deduction and premium expense charge, which are charged for separately and described below. Accordingly, the Expense Charges are intended to compensate us for incurring the following expenses and assuming certain risks under the Contracts:

-    mortality and expense risk;

-    a portion of state premium taxes and other state and local taxes;

- certain federal taxes and other expenses associated with the receipt of Payments; and

- a portion of our administrative expenses, such as salaries, postage, telephone, office equipment and periodic reports.

The mortality risk assumed in relation to the Contract includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims and the risks under the guaranteed Death Benefit. We also assume a risk that, on the Monthly Date preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.


We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Payments under the Contracts). In the future, however, we may make such a charge if federal tax laws change so that there is a tax imposed on the Variable Account. Charges for other taxes, if any, attributable to the Variable Account or to this class of Contracts may also be made.


MONTHLY DEDUCTION

Each month on the Monthly Date we will take a Monthly Deduction from your Account Value. The Monthly Deduction will consist of (1) a Cost of Insurance Charge, (2) a Contract fee (when due), and (3) the Fixed Account Expense Charge, as applicable. We deduct the Fixed Account Expense Charge from your Fixed Account balance. We deduct the remainder of the Monthly Deduction proportionately from your interests in the Sub-Accounts and your Fixed Account balance.

COST OF INSURANCE CHARGE. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured(s). We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in the Contract.

The current monthly cost of insurance charge is the lesser of:

(a) the applicable current asset-based cost of insurance rate times the Account Value on the Monthly Date; or

(b) the applicable guaranteed cost of insurance rate multiplied by the net amount at risk on the Monthly Date.

Our current asset-based cost of insurance rate for the Single Life, Standard Rating Class (NT) is 0.45% of Account Value annually. Our current asset-based cost of insurance rate for Survivorship Contracts, when both Insureds are in the Standard Rating Class (NT), is 0.15% of Account Value annually. Rates for other classes may differ based on the type of Contract and the rating class and history of tobacco use of the Insured(s). The cost of insurance charge differs under Survivorship Contracts because we base it on the anticipated mortality of two Insureds and we do not pay the Death Benefit until both Insureds have died.

Your guaranteed cost of insurance rates are set forth in the mortality tables in your Contract. The net amount at risk is (a) - (b), where:


(a) is the Death Benefit on the first day of the Contract Month divided by 1.0028709; and


(b) the Account Value on that day before the deduction of the Monthly Deduction for the cost of insurance.

The net amount at risk approximates the portion of the Death Benefit that we would pay from our general assets if the Insured were to die before the next Monthly Date. Because your Account Value and the net amount for which we are at risk under your Contract may vary monthly, your cost of insurance charge is likely to differ each month. In general, under these formulas, when your current monthly cost of insurance charge is determined using the asset-based rate, an increase in your Account Value increases your current monthly cost of insurance charge, up to the guaranteed maximum cost of insurance charge determined as described above. Since that maximum charge is based on the net amount at risk, which generally declines as your Account Value increases, increases in your Account Value generally reduce the guaranteed maximum cost of insurance charge. Thus, if the asset-based charge would be higher than the guaranteed maximum charge, further increases in your Account Value generally will reduce your current cost of insurance charge.

The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the guaranteed cost of insurance rates shown in the Contract. We base our cost of insurance rates on the sex, issue Age, Contract Year, rating class, and history of tobacco use of the Insured, or of both Insureds for a Survivorship Contract. However, we issue unisex Contracts in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table based on the Insured's sex, Age last birthday, and history of tobacco use. Our cost of insurance rates for unisex Contracts will never exceed a maximum based on the 1980 CSO Table A assuming 100% male lives.


CONTRACT FEE. We charge a Contract fee of $30.00 per year. We deduct the Contract fee on each Contract Anniversary. If you surrender your Contract during a Contract Year, we will deduct the full Contract fee from your surrender proceeds. The Contract fee is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. We currently waive the Contract fee on a Contract if the Account Value is at least $50,000.

FIXED ACCOUNT EXPENSE CHARGE. On each Monthly Date we charge a Fixed Account Expense Charge of 0.04% of the Account Value in the Fixed Account, which is equivalent to an annual rate of 0.48% of the average monthly Account Value in the Fixed Account, as described in the Tables of Fees and Expenses beginning on page 7.

PORTFOLIO EXPENSES

You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio's net asset value reflects investment advisory fees and administrative expenses already deducted from the Portfolio's assets. For more information concerning the investment advisory fees and other charges assessed against the Portfolios, see the prospectuses and the statements of additional information for the Portfolios, which are available upon request.

We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of Variable Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We may receive Rule (12b-1) fees directly from the Franklin Templeton Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolio's shares held by applicable Franklin Templeton Sub-Accounts.

TRANSACTION FEES

WITHDRAWAL CHARGE. If you surrender your Contract or take a partial withdrawal during the first seven Contract Years, a withdrawal charge will apply. The withdrawal charge will be calculated at the rate shown below. For additional information concerning the rates applicable to you, please ask your representative. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for this product.

If you surrender your Contract, the withdrawal charge will equal a percentage of your initial Payment net of all previous withdrawal amounts on which you paid a withdrawal charge. If you make a partial withdrawal from your Contract, the withdrawal charge will equal a percentage of the amount withdrawn until your total partial withdrawals on which you paid a withdrawal charge equals your initial Payment. Partial withdrawals above that amount are not subject to the withdrawal charge.

The rate used to determine the withdrawal charge depends on the year the withdrawal is made. The withdrawal charge declines to zero percent after the seventh Contract Year. The withdrawal charge is assessed at the following rates:

WITHDRAWAL CHARGE ON CONTRACTS ISSUED IN ALL JURISDICTIONS EXCEPT MARYLAND

CONTRACT      WITHDRAWAL          CONTRACT            WITHDRAWAL
  YEAR          CHARGE              YEAR                CHARGE
----------------------------------------------------------------
   1             9.75%               5                   7.25%
   2             9.50%               6                   5.00%
   3             9.25%               7                   4.75%
   4             7.50%               8+                     0%




WITHDRAWAL CHARGE ON CONTRACTS ISSUED IN MARYLAND

SINGLE LIFE CONTRACTS

                               WITHDRAWAL CHARGE
CONTRACTS     ISSUE AGES          ISSUE AGES          ISSUE AGES
  YEAR           0-65               66-80                81-85
----------------------------------------------------------------
   1             9.75%               7.75%               7.25%
   2             9.50%               7.50%               7.00%
   3             9.25%               7.00%               6.75%
   4             7.50%               6.75%               6.25%
   5             7.25%               6.50%               6.00%
   6             5.00%               5.00%               5.00%
   7             4.75%               4.75%               4.75%
   8+            0.00%               0.00%               0.00%

SURVIVORSHIP CONTRACTS (1)

                               WITHDRAWAL CHARGE
CONTRACT      ISSUE AGES          ISSUE AGES          ISSUE AGES
  YEAR           0-65               81-85                66-80
----------------------------------------------------------------
   1             9.75%               8.50%               8.00%
   2             9.50%               7.50%               7.00%
   3             9.25%               6.75%               6.25%
   4             7.50%               6.25%               5.75%
   5             7.25%               5.75%               5.25%
   6             5.00%               5.00%               5.00%
   7             4.75%               4.75%               4.75%
   8+            0.00%               0.00%               0.00%

(1) Issue Ages refer to the Age of the younger Insured.

Except in South Carolina, we will waive the withdrawal charge on that portion of your withdrawals equal to the greater of:

(a) ten percent of the Account Value less any prior partial withdrawals not subject to charges plus preferred loans taken since the most recent Contract Anniversary; or
(b) earnings not previously withdrawn. For this purpose, "earnings" will equal the Account Value, minus the total Payments on your Contract, minus all outstanding preferred loans, minus any interest that has accrued on Indebtedness since the previous Contract Anniversary, plus all prior partial withdrawals other than withdrawals of earnings.

Additional Payments do not increase the amount of withdrawal charge you may be required to pay. Only your initial Payment is used in our formula for calculating withdrawal charges.

The withdrawal charge is imposed to cover our actual premium and other state taxes and distribution expenses, which include representatives sales commissions and other sales and distribution expenses. We expect to recover total premium and other state taxes and distribution expenses of the Contracts over the life of the Contracts. However, to the extent premium and other state taxes and distribution costs are not recovered by the withdrawal charge, we may make up any shortfall from the assets of our general account, which includes funds derived from the daily deductions charged to the Sub-Accounts and other fees and charges under the Contracts.




     - MEDICAL WAIVER OF WITHDRAWAL CHARGE. After the first Contract Year, we will waive the withdrawal charge on all withdrawals under your Contract if on at least 45 days of any continuous 60 day period beginning after the first Contract Year, the Insured or his or her spouse has a qualifying medical stay, as defined in the Contract. To obtain this waiver, you must apply in writing within 180 days of your initial eligibility and meet the requirements for the waiver outlined in the Contract. Please refer to your Contract or call us for additional information about this provision. This provision may not be available in some states and terms may differ in some states.

WITHDRAWAL FEE. In addition to a withdrawal charge, we charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The withdrawal fee will equal the lesser of $25 or two percent of the amount of the partial withdrawal. The withdrawal fee does not apply to full surrenders. The withdrawal fee is intended to compensate us for our administrative costs in effecting a partial withdrawal.

TRANSFER FEE. The Contract permits us to charge a maximum transfer fee of $25 per transfer on each transfer after the first 12 transfers in any Contract Year, including transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We currently are waiving the transfer fee on all transfers. We may impose a limit on the number of free transfers, or change that number, at any time. If we limit the number of free transfers to 12 or less, we will notify you of any reduction in the number of free transfers at least 90 days in advance of the effective date of the change, and the change will not be effective until your next Contract Anniversary.

We will deduct the transfer fee from the Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

                   CONTRACT SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER. While your Contract is in force, you may fully surrender your Contract. We will pay you the Surrender Value determined as of the day we receive your written request at our Service Center. We may require that you give us your Contract document before we pay you the Surrender Value. Before we pay a full surrender, you must provide us with tax withholding information.

The Surrender Value equals the Account Value, minus any applicable withdrawal charges as stated in your Contract, minus the Contract fee, minus any Indebtedness. The Surrender Value will be calculated as of the end of the Valuation Period during which your surrender request was received. We generally will pay you the Surrender Value of the Contract within seven days of our receiving your complete request or the effective date of the surrender, whichever is later. The determination of the applicable withdrawal charge is described in "Transaction Fees - Withdrawal Charge" beginning on page 28.

You may receive the Surrender Value in a lump sum or under any of the proceeds options described in "Death Benefit - Proceeds Options" on page 25.

The tax consequences of surrendering the Contract are discussed in "Federal Income Tax Considerations" beginning on page 34.

PARTIAL WITHDRAWALS. Beginning in the second Contract Year, you may receive a portion of the Surrender Value by making a partial withdrawal from your Contract. You must request the partial withdrawal in writing. Your request will be effective on the date we receive it at our Service Center. Before we pay any partial withdrawal, you must provide us with tax withholding information. We generally will pay you the partial withdrawal amount within seven days of our receiving your complete request.

When you request a partial withdrawal, we will pay you the amount requested and subtract the amount requested plus any applicable withdrawal charge and withdrawal fee from your Account Value. We may waive the withdrawal charge on some or all of your withdrawals. The determination of the withdrawal charge is described in "Transaction Fees - Withdrawal Charge" beginning on page 28.

During the first Contract Year, you may not make any partial withdrawals. After the first Contract Year, you may take partial withdrawals as often as you choose. You may not, however, withdraw less than $250 at one time. In addition, we may refuse to permit any partial withdrawal that would leave less than $500 in a Sub-Account from which the withdrawal was taken unless the entire Sub-Account balance is withdrawn. If a partial withdrawal plus any applicable withdrawal charge would reduce the Account Value to less than $10,000, we may treat your request as a request to withdraw the total Account Value and terminate your Contract. We may waive or change this limit.

     - ALLOCATING PARTIAL WITHDRAWALS AMONG SUB-ACCOUNTS AND THE FIXED ACCOUNT. You may specify how much of your partial withdrawal you wish to be taken from each Sub-Account. The amount requested from a specific Sub-Account may not exceed the value of that option less any applicable withdrawal charge and fee. If you do not specify the option from which you wish to take your partial withdrawal, we will take it proportionately from the Sub-Accounts and the Fixed Account.

     - EFFECT OF PARTIAL WITHDRAWAL ON DEATH BENEFIT. A partial withdrawal will reduce the Initial Death Benefit under your Contract as well as the Account Value. We will reduce the Initial Death Benefit proportionately to the reduction in the Account Value caused by the partial withdrawal. Thereafter, we will calculate contract charges and any Death Benefit payable under your Contract using the revised Initial Death Benefit. We will notify you of the new Initial Death Benefit in our next quarterly or annual report to you.

     - TAX CONSEQUENCES OF PARTIAL WITHDRAWALS. Withdrawals generally will be subject to income tax and a ten percent penalty tax. The tax consequences of partial withdrawals are discussed in "Federal Income Tax Considerations" beginning on page 34.


SYSTEMATIC WITHDRAWALS OR LOANS. You may enroll in our systematic withdrawal program by sending a completed enrollment form to our Service Center. We will pay systematic withdrawals or loans to you or a payee that you choose. Each systematic withdrawal Payment must be at least $250. We will take systematic withdrawal Payments proportionately from the Sub-Accounts and the Fixed Account, unless you instruct us otherwise. You may not withdraw or borrow more than a proportionate share from the Fixed Account under this program. We will treat systematic withdrawals in the same way as other partial withdrawals in applying the withdrawal charge and the withdrawal fee. In our discretion we may stop paying systematic withdrawals if your Account Value falls below our current minimum. Systematic loans are subject to the same limitations and requirements as other Contract loans, as described below in "Loans." We do not impose a separate charge for the program. We reserve the right to modify or suspend the systematic withdrawal or loan program. In our discretion, any change may apply to existing systematic plans. Write or call us for more information about our systematic withdrawal or loan program.


If you take Payments under our systematic withdrawal program prior to Age
59 1/2, you may be subject to a ten percent penalty tax, in addition to any other tax liability you may have. Accordingly, you should consult a qualified tax counselor before entering into a systematic withdrawal plan. For more information, see "Contracts Which Are MECs - Penalty Tax" on page 36.

                                      LOANS

AVAILABILITY OF LOANS. While the Contract is in force, you may borrow money from us using the Contract as the only security for your loan. Loans have priority over the claims of any assignee or any other person. You may borrow up to 90% of the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your loan request. Any outstanding Indebtedness will count against that limit. A loan against your Contract's Surrender Value may be taken at any time.

If you purchase a Contract in exchange for another life insurance contract under which a loan is outstanding, in our discretion we may permit you to continue that loan under your Contract. We will advise you of the applicable interest rate.

LIMITATIONS. The minimum loan amount is $250. In addition, if you have named an irrevocable Beneficiary, you must also obtain written consent from that individual or entity before we make a Contract loan to you.

INTEREST. The interest rate on all Contract loans is the loan interest rate shown in your Contract. Interest on Contract loans accrues daily and is due on each Contract Anniversary. If you do not pay the interest when due, the unpaid interest will become part of the Contract loan and will accrue interest at the same rate.

When we make a Contract loan to you, we will transfer to the Loan Account a portion of the Account Value equal to the loan amount. We will take the transfers proportionately from the Fixed Account and Sub-Accounts, unless you instruct us otherwise in writing. You may not transfer more than a pro rata share from the Fixed Account.

We will credit interest to the portion of the Loan Account attributable to preferred loans at the loan interest rate shown in your Contract. We will treat as a preferred loan the portion of your loan equal in amount to (a) your Account Value, minus (b) your total Payments, minus (c) your current preferred loan balance, minus (d) any interest that has accrued on your Indebtedness since the previous Contract Anniversary, plus (e) all prior partial withdrawals in excess of earnings. We will credit interest to the remainder of the Loan Account at the minimum guaranteed interest rate shown in your Contract. On each Contract Anniversary, we will also transfer to the Loan Account an amount of Account Value equal to the amount by which the Indebtedness exceeds the value of the Loan Account.

EFFECT OF LOANS. A Contract loan, whether or not repaid, will have a permanent effect on your Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would if you had not taken a Contract loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Account Value will be greater than it would have been if you had not taken a Contract loan. Also, if you do not repay a Contract loan, your Indebtedness will be subtracted from the Death Benefit and Surrender Value otherwise payable.

If you have an outstanding Contract loan, the Guaranteed Death Benefit does not apply, and decreases in your Account Value, including decreases due to negative investment results in the Sub-Accounts you have chosen, could cause your Contract to enter the Grace Period and lapse. If you have an outstanding Contract loan and do not pay loan interest when due, unpaid interest will be added to your Contract loan and will bear interest at the same rate. If your investment gains are insufficient, your outstanding Contract loan could exceed your Surrender Value, resulting in your Contract entering the Grace Period.

TAX CONSEQUENCES OF CONTRACT LOANS. You may realize taxable income when you take a Contract loan. In most instances, a Contract is treated as a MEC for federal tax purposes. As a result, Contract loans are treated as withdrawals for tax purposes, and the amount of the loan equal to any increase in your Account Value may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Contract loans is generally not deductible. Although a Contract loan is treated as a withdrawal for tax purposes, however, it is treated differently for Contract purposes. For example, under the Contract, a Contract loan, unlike a partial withdrawal, does not reduce the Initial Death Benefit. Accordingly, before you take a Contract loan, you should consult your tax adviser and carefully consider the potential impact of a Contract loan on your rights and benefits under the Contract.

LOAN PROCEDURES. The loan amount available will be calculated as of the end of the Valuation Period during which your loan request is received. We generally will pay you the loan amount within seven days of our receiving your complete request.

In addition, you may repay all or any part of any Contract loan without penalty at any time while the Contract is still in effect and the Insured is living. If you have a Contract loan outstanding, we will treat any additional Payments we receive from you as a loan repayment, unless you instruct us otherwise in writing. The Payment will be processed as of the end of the Valuation Period during which it is received. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your Payment among the Sub-Accounts and the Fixed Account on the same basis as additional Payments are allocated, unless you instruct us otherwise.

                             LAPSE AND REINSTATEMENT

LAPSE. The Contract will terminate and life insurance coverage will end when one of the following events first occurs:

(a)  you surrender your Contract;

(b)  the Contract reaches the Maturity Date;

(c)  the Grace Period ends; or

(d)  the Insured dies.

GRACE PERIOD. Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either you have any unpaid Indebtedness, or the Guaranteed Death Benefit period has ended. You will be given a 61-day Grace Period in which to pay an additional amount sufficient to keep the Contract in force after the end of the Grace Period.

At least 61 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. The amount shown in the notice will be determined as provided in the Contract. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Contract will lapse and coverage ends.

The Contract will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit" beginning on page 23.

REINSTATEMENT. If your Contract lapses during the life of the Insured, you may apply for reinstatement of the Contract by paying us the reinstatement Payment. You must apply for reinstatement within five years from the end of the Grace Period and before the Maturity Date while the Insured is living. A notice will be sent when the Contract lapses indicating the amount needed to reinstate the Contract. The reinstatement Payment is an amount sufficient (1) to pay all unpaid Monthly Deductions for the Grace Period and (2) to keep your Contract in force for three months. If you choose, you may pay a larger amount. If Indebtedness was outstanding at the time of the lapse, you must either repay or reinstate the loan before we will reinstate your Contract. In addition, you must provide evidence of insurability satisfactory to us. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the Payment paid at the time of reinstatement. All Contract charges will continue to be based on your original Contract Date. A Survivorship Contract may be reinstated only if both Insureds are still alive, or if one Insured is alive and the lapse occurred after the death of the first Insured.

                           GENERAL CONTRACT PROVISIONS

OWNERSHIP RIGHTS. During the Insured's lifetime, the rights and privileges stated in the Contract may be exercised only by the Owner.

The Owner ("you") is named in the application on the Contract Date, and may be changed from time to time. Unless otherwise provided, the ownership rights of an individual who dies before the Insured will belong to the surviving joint owner, or if no joint owner, to the executors or administrators of that individual's estate. The ownership rights of a corporation, partnership or fiduciary will belong to its successors or assigns.

BENEFICIARY. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Contract. You may change the Beneficiary or Contingent Beneficiary at any time while the Insured is alive, except irrevocable Beneficiaries and irrevocable Contingent Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. A request for a change in Beneficiary or Contingent Beneficiary will take effect as of the date you signed the form after we acknowledge receipt in writing. Until we acknowledge receipt of change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a Payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the Payment or took the action in question.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary will be you or your estate.

ASSIGNMENT. While the Insured is alive, you may assign the Contract as collateral security. You must notify us in writing if you assign the Contract. Until we receive notice from you, we are not liable for any action we may take or Payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Contract.

PERIODIC REPORTS. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the 1933 Act, as amended, and the 1940 Act, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

                        FEDERAL INCOME TAX CONSIDERATIONS




NOTE: THE FOLLOWING DISCUSSION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE CONTRACTS IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN THOSE LAWS WILL BE MADE. ALSO, WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. YOU BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "LIFE INSURANCE CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

IN ADDITION, THIS DISCUSSION DOES NOT INCLUDE A DETAILED DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE PURCHASE OF THESE CONTRACTS OR ANY DISCUSSION OF SPECIAL TAX RULES THAT MAY APPLY TO CERTAIN PURCHASE SITUATIONS. WE ALSO HAVE NOT TRIED TO CONSIDER ANY OTHER POSSIBLY APPLICABLE STATE OR OTHER TAX LAWS, FOR EXAMPLE, THE ESTATE TAX CONSEQUENCES OF THE CONTRACTS. YOU SHOULD SEEK TAX ADVICE CONCERNING THE EFFECT ON YOUR PERSONAL TAX LIABILITY OF THE TRANSACTIONS PERMITTED UNDER THE CONTRACT, AS WELL AS ANY OTHER QUESTIONS YOU MAY HAVE CONCERNING THE TAX STATUS OF THE CONTRACT OR THE POSSIBILITY OF CHANGES IN THE TAX LAW.

TAXATION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT. Liberty Life is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The operations of the Variable Account are taxed as part of the operations of Liberty Life. Investment income and realized capital gains are not taxed to the extent that they are applied under the Contracts.

Accordingly, we do not anticipate that Liberty Life will incur any federal income tax liability attributable to the operation of the Variable Account (as opposed to the federal tax related to the receipt of Payments under the Contracts). Therefore, we are not making any charge or provision for federal income taxes. However, if the tax treatment of the Variable Account is changed, we may charge the Variable Account for its share of the resulting federal income tax.

In several states, we may incur state and local taxes on the operations of the Variable Account. We currently are not making any charge or provision for them against the Variable Account. We do, however, use part of the withdrawal charge to offset these taxes. If these taxes should be increased, we may make a charge or provision for them against the Sub-Accounts. If we do so, the results of the Sub-Accounts will be reduced.

TAX STATUS OF THE CONTRACT. The Contract is structured to satisfy the definition of a life insurance contract under the Tax Code. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the Beneficiary. The Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. The Death Benefit will also be included in your estate, if the Beneficiary is not your estate but you retained incidents of ownership in the Contract. Examples of incidents of ownership include the right to change Beneficiaries, to assign the Contract or revoke an assignment, and to pledge the Contract or obtain a Contract loan. If you own and are the Insured under a Contract and if you transfer all incidents of ownership in the Contract more than three years before your death, the Death Benefit will not be included in your gross estate. State and local estate and inheritance tax consequences may also apply.

In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of individuals) two or more generations below that of the transferor may be subject to the federal generation-skipping transfer tax.

In the absence of final regulations or other pertinent interpretations of the Tax Code, some uncertainty exists as to whether a substandard risk Contract will meet the statutory definition of a life insurance contract. If a Contract were deemed not to be a life insurance contract for tax purposes, it would not provide most of the tax advantages usually provided by a life insurance contract. We reserve the right to amend the Contracts to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service ("IRS").


In addition, you may use the Contract in various arrangements, including non-qualified deferred compensation or salary continuance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax treatment of the proposed arrangement.


DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Tax Code requires that the underlying assets of variable life insurance contracts be diversified. The Tax Code provides that a variable life insurance contract will not be treated as a life insurance contract for federal income tax purposes for any period and any subsequent period for which the investments are not adequately diversified. If the Contract were disqualified for this reason, you would lose the tax deferral advantages of the Contract and would be subject to current federal income taxes on all earnings allocable to the Contract.

The Tax Code provides that variable life insurance contracts such as the Contract meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. For purposes of determining whether or not the diversification standards of Section 817(h) of the Tax Code have been met, each United States government agency or instrumentality is treated as a separate issuer.

The United States Treasury Department (the "Treasury Department") also has issued regulations that establish diversification requirements for the investment accounts underlying variable contracts such as the Contracts. These regulations amplify the diversification requirements set forth in the Tax Code and provide an alternative to the provision described above. Under these regulations, an investment account will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the account is represented by any one investment; (2) no more than 70% of the value of the total assets of the account is represented by any two investments; (3) no more than 80% of the value of the total assets of the account is represented by any three investments; and (4) no more than 90% of the value of the total assets of the account is represented by any four investments.

These diversification standards are applied to each Sub-Account of the Variable Account by looking to the investments of the Portfolio underlying the Sub-Account. One of our criteria in selecting the Portfolios is that their investment managers intend to manage them in compliance with these diversification requirements.

OWNER CONTROL. In certain circumstances, variable life insurance Contract Owners will be considered the owners, for tax purposes, of separate account assets underlying their contracts. In those circumstances, the Contract Owners could be subject to taxation on the income and gains from the separate account assets.

In published rulings, the IRS has stated that a variable insurance Contract Owner will be considered the owner of separate account assets, if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. When the diversification regulations were issued, the Treasury Department announced that in the future, it would provide guidance on the extent to which variable Contract Owners could direct their investments among Sub-Accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued. We cannot predict when or whether the Treasury Department will issue that guidance or what position the Treasury Department will take. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect.

The ownership rights under the Contract are similar in many respects to those described in IRS rulings in which the Contract Owners were not deemed to own the separate account assets. In some respects, however, they differ. For example, under the Contract you have many more investment options to choose from than were available under the contracts involved in the published rulings, and you may be able to transfer Account Value among the investment options more frequently than in the published rulings. Because of these differences, it is possible that you could be treated as the owner, for tax purposes, of the Portfolio shares underlying your Contract and, therefore, subject to taxation on the income and gains on those shares. Moreover, it is possible that the Treasury Department's position, when announced, may adversely affect the tax treatment of existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner for tax purposes of the underlying assets.




THE REMAINDER OF THIS DISCUSSION ASSUMES THAT THE CONTRACT WILL BE TREATED AS A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES.

INCOME TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under a Contract is excludable from gross income under the Tax Code. Certain transfers of the Contract, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the proceeds options, Payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

ACCELERATED DEATH BENEFIT. In general, the tax treatment of an Accelerated Death Benefit is the same as the treatment of Death Benefits, as described above. However, where an Accelerated Death Benefit is based on the Insured's being "chronically ill" the Tax Code limits the amount of the Accelerated Death Benefit that will qualify for exclusion from federal income taxation. In some circumstances, an Accelerated Death Benefit under the Contract may exceed these limits, and the excess amount therefore may be taxable. Accordingly, if you are considering requesting an Accelerated Death Benefit, you should first consult a qualified tax adviser.

TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Tax Code, except as described below, any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Contract before the Insured dies. If you surrender your Contract, the Cash Value (less any Contract fee paid upon surrender) will be includable in your income to the extent the amount received exceeds the "investment in the contract." The "investment in the contract" generally is the total Payments and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the Contract constitute income depends, in part, upon whether the Contract is considered a MEC for federal income tax purposes.

CONTRACTS WHICH ARE MECs

CHARACTERIZATION OF A CONTRACT AS A MEC. In general, this Contract will constitute a MEC unless (1) it was received in exchange for another life insurance contract which was not a MEC, (2) no Payments or other consideration (other than the exchanged contract) are paid into the Contract during the first seven Contract Years, and (3) there is no withdrawal or reduction in the Death Benefit during the first seven Contract Years. In addition, even if the Contract initially is not a MEC, it may, in certain circumstances, become a MEC if there is a later increase in benefits or any other "material change" of the Contract within the meaning of the tax law.

TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECs. If your Contract is a MEC, withdrawals from your Contract will be treated first as withdrawals of income and then as a recovery of Payments. Thus, you may realize taxable income upon a withdrawal if the Account Value exceeds the investment in the Contract. You may also realize taxable income when you take a Contract loan, because any loan (including unpaid loan interest) under the Contract will be treated as a withdrawal for tax purposes. In addition, if you assign or pledge any portion of the value of your Contract (or agree to assign or pledge any portion), the assigned or pledged portion of your Account Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a Contract which is a MEC, you should consult a qualified tax adviser.

PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to ten percent of the portion of the withdrawal that is includable in income, unless the withdrawals are made:
(1) after you reach Age 59 1/2; (2) because you have become disabled (as defined in the tax law); or (3) as substantially equal periodic Payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, as defined in the tax law). Certain other exceptions to the ten percent penalty tax may apply.

Payments under our systematic withdrawal program possibly may not qualify for the exception from penalty tax for "substantially equal periodic payments" which is described above. Accordingly, this Contract may be inappropriate for Contract Owners who expect to take substantially equal periodic payments prior to Age
59 1/2. You should consult a qualified tax adviser before entering into a systematic withdrawal plan.

AGGREGATION OF CONTRACTS. All life insurance contracts which are MECs and which are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one Contract for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income.

CONTRACTS WHICH ARE NOT MECs

TAX TREATMENT OF WITHDRAWALS GENERALLY. If your Contract is not a MEC, the amount of any withdrawal from the Contract will be treated first as a non-taxable recovery of Payments and then as income from the Contract. Thus, only the portion of a withdrawal that exceeds the investment in the Contract immediately before the withdrawal will be includable in taxable income.

CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 CONTRACT YEARS. As indicated above, the Tax Code limits the amount of Payments that may be made and the Account Values that can accumulate relative to the Death Benefit. Where cash distributions are required under the Tax Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Tax Code, during this period), some or all of such amounts may be includable in taxable income.

TAX TREATMENT OF LOANS. If your Contract is not a MEC, a loan received under the Contract generally will be treated as Indebtedness for tax purposes, rather than a withdrawal of Account Value. As a result, you will not realize taxable income on any part of the loan as long as the Contract remains in force. If you surrender your Contract, however, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Moreover, if any portion of your Contract loan is a preferred loan, a portion of your Contract loan may be includable in your taxable income. Generally, you may not deduct interest paid on loans under the Contract, even if you use the loan proceeds in your trade or business.

SURVIVORSHIP CONTRACT. Although we believe that the Contract, when issued as a Survivorship Contract, meets the definition of life insurance contract under the Tax Code, the Tax Code does not directly address how it applies to Survivorship Contracts. In the absence of final regulations or other guidance under the Tax Code regarding this form of Contract, there is necessarily some uncertainty whether a Survivorship Contract will meet the Tax Code's definition of a life insurance contract. If you are considering purchasing a Survivorship Contract, you should consult a qualified tax adviser.

If the Contract Owner is the last surviving Insured, the Death Benefit proceeds will generally be includable in the Contract Owners estate on his or her death for purposes of the federal estate tax. If the Contract Owner dies and was not the last surviving Insured, the fair market value of the Contract may be included in the Contract Owners estate. In general, the Death Benefit proceeds are not included in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

TREATMENT OF MATURITY BENEFITS AND EXTENSION OF MATURITY DATE. At the Maturity Date, we pay the Surrender Value to you. Generally, the excess of the Cash Value (less any applicable Contract fee) over your investment in the Contract will be includable in your taxable income at that time. If you extend the Maturity Date past the year in which the Insured reaches Age 100 pursuant to an extended maturity agreement (which must be done before the original Maturity Date), we believe the Contract will continue to qualify as life insurance under the Tax Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Surrender Value in the year in which the Insured attains Age 100 and would realize taxable income at that time, even if the Contract proceeds were not distributed at that time.

ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of Payments we intend to permit for the Contracts will comply with the Tax Code definition of a life insurance contract. We will monitor the amount of your Payments, and, if your total Payments during a Contract Year exceed those permitted by the Tax Code, we will refund the excess Payments within 60 days of the end of the Contract Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. We reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of a life insurance contract.




FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a Contract, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As Contract Owner, you will be responsible for the Payment of any taxes and early distribution penalties that may be due on the amounts received under the Contract, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax Payments are insufficient to satisfy your total tax liability.

TAX ADVICE. This summary is not a complete discussion of the tax treatment of the Contract. You should seek tax advice from an attorney who specializes in tax issues.




                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. Liberty Life is engaged in routine lawsuits which, in our management's judgment, are not of material importance to its total assets or material with respect to the Variable Account.

                                  LEGAL MATTERS

All matters of Massachusetts law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Massachusetts law, have been passed upon by William J. O'Connell, Esq., Assistant General Counsel and Assistant Secretary. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson Street NW, Suite 400, East Lobby, Washington, DC 20007-5201, serves as special counsel to Liberty Life with respect to federal securities laws.

                              FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002 and for each of the periods indicated therein, the financial statements of Liberty Life as of December 31, 2002 and for each of the three years in the period ended December 31, 2002, and the related financial statement schedule of Liberty Life and the accompanying Independent Auditors' Reports appear in the Statement of Additional Information.

                    GLOSSARY OF TERMS USED IN THE PROSPECTUS

Please refer to this list for the meaning of the following terms:

ACCOUNT VALUE-The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

ACCUMULATION UNIT-An accounting unit of measurement which we use to calculate the value of a Sub-Account.


AGE-An Insured's age at his or her last birthday.


ASSET ALLOCATION MODELS-Models developed by Standard & Poor's Investment Advisory Services LLC to provide generalized guidance on how to allocate Account Value among the Sub-Accounts under the Contract.

ASSET REBALANCING-Our program under which we periodically readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level.

BENEFICIARY(IES)-The person(s) named by you to receive the Death Benefit under the Contract.

CASH VALUE-The Account Value less any applicable withdrawal charges.

CONTRACT ANNIVERSARY-The same day and month as the Contract Date for each subsequent year the Contract remains in force.

CONTRACT DATE-The effective date of insurance coverage under your Contract. It is used to determine Contract Anniversaries, Contract Years and the Monthly Date.

CONTRACT OWNER -The person(s) having the privileges of ownership defined in the Contract. The Contract Owner(s) may or may not be the same person(s) as the Insured(s). If your Contract is issued pursuant to a tax-qualified retirement plan, your ownership privileges may be modified by the plan.

CONTRACT YEAR-Each twelve-month period beginning on the Contract Date and each Contract Anniversary.

DEATH BENEFIT-The amount payable to the Beneficiary under the Contract upon the death of the Insured, before Payment of any unpaid Indebtedness.

DELIVERY DATE- If your Contract is issued in the field under simplified underwriting or you pay your initial Payment upon receipt of your Contract, the date on which your Contract is personally delivered to you; otherwise five days after we mail your Contract for delivery to you.

DOLLAR COST AVERAGING-Our program under which we periodically transfer a fixed dollar amount to the Sub-Accounts of your choice, until the source you designate is exhausted or you instruct us to stop.

FIXED ACCOUNT-The portion of the Account Value allocated to our general account.

GRACE PERIOD-A 61-day period during which the Contract will remain in force so as to permit you to pay a sufficient amount to keep the Contract from lapsing.

INDEBTEDNESS-The sum of all unpaid Contract Loans and accrued loan interest.

INSURED-A person whose life is Insured under the Contract.

LOAN ACCOUNT-An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Indebtedness.

MATURITY DATE-For Single life Contracts, the Contract Anniversary on or after the Insured's 100th birthday. For Survivorship Contracts, the Contract Anniversary on or after the younger Insured's 100th birthday.

MONTHLY DATE-The same day in each month as the Contract Date. The day of the month on which the Monthly Deduction is taken from your Account Value.

MONTHLY DEDUCTION-The amount deducted from the Account Value on each Monthly Date for the cost of insurance charge, the Contract fee (when due), the Expense Charge on the Fixed Account and the cost of any optional benefit rider.

NET INVESTMENT FACTOR- The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

PAYMENT- An amount paid to us as payment for the Contract by you or on your behalf.

PORTFOLIO(S)-The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

SEC-The United States Securities and Exchange Commission.

SUB-ACCOUNT-A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

SUB-ACCOUNT VALUE-The value of the assets held in a Sub-Account.

SURRENDER VALUE-The Cash Value less any unpaid Indebtedness.

TAX CODE-The Internal Revenue Code of 1986, as amended.

VALUATION DATE-Each day the New York Stock Exchange ("NYSE") is open for business and we are open. We currently are open for variable business on each day the NYSE is open, except for emergencies or other times permitted by the SEC.

VALUATION PERIOD-The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the NYSE, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date, or the next day we are open, if later.

VARIABLE ACCOUNT-LLAC Variable Account, which is a segregated investment account of Liberty Life.

WE, US, OUR, THE COMPANY- Liberty Life Assurance Company of Boston ("Liberty Life").

YOU, YOUR, YOURS- The Owner of the Contract.

To learn more about the Variable Account, Liberty Life, and the Contracts, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. Please call our Service Center at 1-800-451-7065 extension 36327: (1) to request a copy of the SAI; (2) to receive personalized illustrations of Death Benefits, net cash Surrender Values, and Cash Values; and
(3) to ask questions about the Contract or make other inquiries.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Variable Account and the Contract. Our reports and other information about the Variable Account and the Contract (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon Payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-09075

                             MODIFIED SINGLE PAYMENT
                        VARIABLE LIFE INSURANCE CONTRACTS
              (VARIABLE LIFE INSURANCE CONTRACTS IN SOUTH CAROLINA)
                         (SINGLE LIFE AND SURVIVORSHIP)
                                    ISSUED BY
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                                 100 LIBERTY WAY
                           DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327


                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the prospectus, dated May 1, 2003, for Single Payment Variable Life Insurance Contracts (the "Contract" or Contracts"), offered by Liberty Life Assurance Company of Boston ("Liberty Life", "the Company", "we", "us", "ours"). You should read this SAI together with the Contract's prospectus, which we may amend from time to time.

To obtain a copy of a prospectus for the Contract, please call us at 1-800-451-7065 Ext. 36327 or write to our Service Center at the phone number or address provided above.


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE CONTRACTS AND FOR THE PORTFOLIOS IN WHICH THE LLAC VARIABLE ACCOUNT INVESTS.


THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.

             STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2003
                    Relating to Prospectus Dated: May 1, 2003

                                TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
The Company                                                                              3
    Liberty Life Assurance Company of Boston                                             3
The Variable Account                                                                     3
    LLAC Variable Account                                                                3
Services                                                                                 3
    Safekeeping of the Variable Account's Assets                                         3
Additional Information about the Operation of the Contracts and the Variable Account     4
    Periodic Reports                                                                     4
    Notice and Elections                                                                 4
    Modifications                                                                        4
    Limit on Right to Contest                                                            4
    Suicide                                                                              4
    Misstatement as to Age and Sex                                                       4
    Survivorship Contracts                                                               5
    Creditors' Claims                                                                    5
    Dividends                                                                            5
Underwriters                                                                             5
    Liberty Life Distributors LLC                                                        5
Additional Information About Charges                                                     5
    Special Provisions for Group or Sponsored Arrangements                               6
    Underwriting Procedures                                                              6
Performance Data                                                                         6
        Historical Performance Information                                               7
Illustrations                                                                            9
    Narrative Information                                                                9
Experts                                                                                 23
Financial Statements                                                                    23
    LLAC Variable Account                                                               23
    Liberty Life Assurance Company of Boston                                            23

Capitalized terms used in this SAI are defined where first used or in the Glossary beginning on page 41 of the Contract prospectus.

                                   THE COMPANY

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.


Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible for dividends and some are not. The variable life insurance contracts described in the prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

Liberty Life is a wholly-owned subsidiary of Liberty Life Holdings Inc., a holding company incorporated under the laws of the state of Delaware. Liberty Life Holdings Inc. is 90% owned by Liberty Mutual Insurance Company ("Liberty Mutual") and 10% owned by Liberty Mutual Fire Insurance Company ("LMFIC"), both of which are stock property and casualty insurance companies incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual and LMFIC are both wholly-owned subsidiaries of Liberty Mutual Group Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual Group Inc. is a wholly-owned subsidiary of LMHC Massachusetts Holdings Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. LMHC Massachusetts Holdings Inc. is a wholly-owned subsidiary of Liberty Mutual Holding Company Inc., a Massachusetts mutual holding company.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement dated February 3, 1998, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual's commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.


For additional information, please refer to the Contract prospectus, "Description of Liberty Life and the Variable Account," on page 12.

                              THE VARIABLE ACCOUNT

LLAC VARIABLE ACCOUNT. LLAC Variable Account ("the Variable Account") was originally established on July 10, 1998 as a segregated asset account of Liberty Life under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Liberty Life.

                                    SERVICES

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. Liberty Life holds the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

           ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CONTRACTS

PERIODIC REPORTS. We will maintain all records relating to the Variable Account and the Sub-Accounts. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. The statement will include the Account Value as of the end of the current and prior reporting period, the number, type and value of your interests in the Sub-Accounts to which you have allocated your Payments, the current Death Benefit, Surrender Value, indebtedness, partial withdrawals, Payments made, and deductions made since the last statement. We will also include any information required by applicable laws and regulations. If you ask us, we will send you an additional statement at any time. We may charge up to $25 for this additional statement. We will tell you the current charge before we send you the statement.

In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

We also will mail you confirmation notices or other appropriate notices of Contract transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. In addition, please review your periodic statements and notices carefully, as they contain important information relating to the status of your Contract. It is your obligation to report to us, at the address or phone number provided on your statement, any errors or discrepancies concerning the information provided on the statement or notice.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the Contract, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATIONS. We reserve the right to modify the Contract without your express consent, in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the Contract will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

LIMIT ON RIGHT TO CONTEST. In the absence of fraud, we may not contest the insurance coverage under the Contract after the Contract has been in force for two years after the Contract Date while the Insured is alive. The two-year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

In issuing a Contract, we rely on your application. Your statements in that application and any supplemental applications, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with the Contract application to void the Contract or to deny a claim, unless that statement is a part of the application or an amendment thereto.

SUICIDE. If the Insured commits suicide while sane or kills him- or herself while insane within two years of the Contract Date, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay you an amount equal to the Account Value less any Indebtedness, or the minimum amount required by the state in which your Contract was issued, and the Contract will end.

MISSTATEMENT AS TO AGE AND SEX. If the age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in the Contract.




SURVIVORSHIP CONTRACT. Under a Survivorship Contract, provisions regarding incontestability, suicide and misstatements of Age or sex apply to each Insured.

CREDITORS' CLAIMS. To the extent permitted by law, no benefits payable under this Contract will be subject to the claims of your or the Beneficiary's creditors.

DIVIDENDS. We will not pay any dividend under the Contract.

                                  UNDERWRITERS

LIBERTY LIFE DISTRIBUTORS LLC. Liberty Life Distributors LLC ("LLD"), a wholly owned subsidiary of Liberty Life, serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover, New Hampshire 03820. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered on a continuous basis and sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

The maximum sales compensation payable by the Company is not more than seven percent of the initial Payment. In addition, we may pay or permit other promotional incentives in cash, or credit or other compensation. We also may pay override payments, expense reimbursement allowances, bonuses, broker-dealer fees, training allowances, and service fees.

The aggregate dollar amount of underwriting commissions paid to LLD for the years ended December 31, 2002, 2001 and 2000 were $545,176, $1,214,319, and
$678,795, respectively. None of the underwriting commissions were retained by LLD for each of these periods. No other fees were paid to LLD for distribution services.

The distribution agreement with LLD provides for indemnification of LLD by Liberty Life for liability to Owners arising out of services rendered or contracts issued.

                      ADDITIONAL INFORMATION ABOUT CHARGES

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, Contracts may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Contracts issued under these arrangements. Among other things, we may waive withdrawal charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Contract. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Contract vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Contracts are purchased and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contract Owners and all other owners of all other contracts funded by the Variable Account.

UNDERWRITING PROCEDURES. Before issuing a policy we will require evidence of insurability. This means that (1) you must complete an application and submit it to the Company, and (2) we may require that the Insured have a medical examination. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. Applicants who meet guidelines on issue age and Payment limitations may be eligible for simplified underwriting without a medical examination.

Insurance charges will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The insurance charge rate will not exceed those shown on the Contract's specifications pages, which are based on the 1980 Commissioners' Standard Ordinary Mortality Table ("1980 CSO"), male or female (unisex rates may be required in some situations), smoker or nonsmoker, age of the insured on their last birthday.

A special risk class is used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 CSO, male or female (unisex rates may be required in some situations), smoker or nonsmoker and age of the insured on their last birthday.

For additional information on charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page 26.

                                PERFORMANCE DATA

PERFORMANCE INFORMATION. From time to time, we may include in our marketing materials and Contract Owner reports performance information for the Sub-accounts of the Variable Account available under the Contracts. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that performance figures shown do not reflect any applicable taxes.

The information presented in the following chart represents the total return for the Sub-Accounts for the periods indicated, and reflects all expenses of the underlying Portfolios, as well as the guaranteed maximum 1.65% Separate Account Expense Charge against amounts allocated to the underlying Portfolios. The rates of return do not reflect withdrawal charges, Monthly Deductions (including the cost of insurance charge), or premium taxes. These charges would reduce the average annual return reflected. The performance shown may run from the date of inception of the underlying Portfolios, which may predate when the Variable Account was established on July 10, 1998 and when the Contract first was available for sale on December 6, 1999. The average annual returns shown in the table are calculated as follows:

P*(1+T)^n = ERV

where:

P   = a hypothetical initial payment of $1,000
T   = average annual total return
n   = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, three, five, or ten -year period as of the end of the period or fractional portion thereof.

For additional information on Contract charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page 26.

For additional information on the S&P's Asset Allocation Models included in the chart, please refer to the Contract prospectus, "Allocation of Payments" beginning on page 20.

                                                                AVERAGE ANNUAL RETURNS THROUGH 12/31/2002(1),(2)
                                                      -----------------------------------------------------------------
                                                                                                                 TEN
                                                      INCEPTION    THREE        ONE       THREE      FIVE      YEARS OR
Sub-Accounts                                          DATE(3)     MONTH        YEAR      YEARS      YEARS       LIFE
-----------------------------------------------------------------------------------------------------------------------
STOCK
AIM V.I. Capital Appreciation Fund                       5/3/93       3.74%     -26.00%    -21.39%     -3.91%      5.67%
AIM V.I. International Growth Fund                       5/5/93       2.87%     -17.32%    -23.65%     -4.85%      2.61%
AIM V.I. New Technology Fund*                          10/18/93       6.29%     -46.78%    -44.81%    -15.92%     -2.63%
Dreyfus Stock Index Fund                                9/29/89       6.70%     -24.01%    -16.44%     -2.54%      7.27%
Dreyfus Variable Investment Fund
Appreciation Portfolio                                   4/5/93       5.18%     -18.36%    -10.78%      0.07%      8.53%
Dreyfus Socially Responsible Growth
Fund Inc.                                               10/7/93       3.68%     -30.59%    -22.84%     -5.45%      5.43%
Dreyfus Investment Portfolios -
Technology Growth Portfolio**                           8/31/99      14.04%     -41.06%    -35.01%       N/A     -22.37%
Dreyfus Investment Portfolios -
Emerging Leaders Portfolio**                           12/15/99       6.98%     -21.51%      3.05%       N/A       5.49%
Colonial U.S. Growth & Income Fund,
Variable Series                                          7/5/94      10.31%     -23.60%     -8.67%     -0.07%      8.99%
Colonial Small Cap Value Fund,
Variable Series* **                                     5/19/98       5.13%      -7.86%      5.16%       N/A        .92%
Liberty All-Star Equity Fund,
Variable Series                                        11/17/97       8.93%     -27.68%    -13.46%     -4.11%     -3.90%
MFS Emerging Growth Series*                             7/24/95       3.38%     -35.41%    -30.90%     -4.08%      3.04%
MFS Research Series*                                    7/26/95       4.24%     -26.19%    -18.96%     -4.50%      3.07%
MFS Utilities Series*                                    1/3/95       7.91%     -24.41%    -16.07%     -2.30%      7.57%
MFS Investors Trust Series                              10/9/95       4.75%     -22.61%    -14.44%     -4.49%      4.03%
MFS Capital Opportunities Series                        8/14/95       5.55%     -31.34%    -21.32%     -2.28%      2.96%
Stein Roe Growth Stock Fund,
Variable Series                                          1/1/89       3.14%     -31.78%    -24.27%     -5.74%      4.18%
Franklin Growth and Income
Securities Fund*                                        1/24/89       7.46%     -17.37%     -2.65%     -0.48%      6.65%
Franklin Large Cap Growth
Securities Fund*                                         5/1/96       6.83%     -24.84%    -12.13%      0.87%      4.85%
Templeton Growth Securities Fund*                       3/15/94       4.65%     -20.14%     -8.19%     -0.19%      4.71%
BOND
AIM V.I. Government Securities                           5/5/93      -0.88%       7.94%      7.05%      4.78%      4.25%
Colonial High Yield Securities                          5/19/98       1.83%      -5.29%     -6.12%       N/A      -4.78%
Fund, Variable Series**
Colonial Strategic Income Fund,                          7/5/94       3.46%       6.88%      2.42%      2.34%      5.11%
Variable Series
MFS High Income Series                                  7/26/95       2.36%       0.91%     -2.42%     -0.90%      2.86%
Franklin Strategic Income
Securities Fund* **                                      7/1/99       4.76%       3.16%      2.92%       N/A       3.02%
BALANCED
Stein Roe Balanced Fund, Variable
Series                                                   1/1/89       4.05%     -13.38%     -9.07%     -1.55%      4.41%

MONEY MARKET - 7 DAY CURRENT
SEC YIELD(4)
Stein Roe Money Market Fund,
Variable Series                                           -1.42%
Franklin Money Market Fund*                               -1.46%

STANDARD & POOR'S ASSET ALLOCATION MODELS(5)
Model A - Aggressive Growth                                           7.06%     -22.71%       N/A        N/A        N/A
Model B - Enhanced Growth                                             5.93%     -17.05%       N/A        N/A        N/A
Model C - Growth                                                      5.45%     -16.05%       N/A        N/A        N/A
Model D - Moderate Growth                                             5.64%     -16.38%       N/A        N/A        N/A
Model E - Growth & Income                                             4.94%     -12.51%       N/A        N/A        N/A


* Total returns reflect that the investment adviser waived all or part of its fee or reimbursed the fund for a portion of its expenses. Otherwise, total returns would have been lower
** Results for life of the fund as this fund does not a have a ten-year history.

The intent of this chart is to reflect what the performance of a hypothetical investment in the Sub-Accounts of the Contracts would have been, had they been in existence since the inception date of the underlying funds selected. The Contracts have been available for sale since December 6, 1999. The inception date of the LLAC Variable Account used to fund benefits payable under the Contracts is July 10, 1998. The Variable Account is divided into Sub-Accounts, the assets of which are invested in shares of the corresponding underlying funds. THIS INFORMATION IS BASED ON PAST PERFORMANCE AND IS NOT A GUARANTEE OR AN INDICATION OF FUTURE RESULTS.

                                    FOOTNOTES

     1. The performance results shown are adjusted to reflect mortality and expense charges, and investment management fees and other expenses of the underlying funds. Actual results would be significantly lower after deducting other applicable Contract expenses including cost of insurance, administrative and withdrawal charges. A complete description of the Contract charges can be found in the Contract prospectus.
     2. Total return is the change in value of a Sub-Account over a given period, assuming reinvestment of any dividends and capital gains distributions of the underlying funds. Average annual return is a hypothetical rate of return that, if achieved annually, would have produced the same results over the stated period if performance during that period was constant. Average annual returns smooth variations in performance, and are not the same as actual year-by-year results.
     3. Inception date refers to the start of investment operations of the underlying funds. The fund prospectuses are available upon request.
     4. Based on the seven-day period ending December 31, 2002. Seven-day current SEC yield is a hypothetical rate of return for an investment in the Contract's money market Sub-Account(s) over the specified seven-day period with dividends annualized. Investment in a money market fund is not insured by the FDIC or any other government agency, and although the underlying fund seeks to preserve a constant share price of $1.00 per share, it is possible to lose money by investing in the money market Sub-Account as a result in a change in the underlying fund's share price or the deduction of Contract charges.
     5. These allocations are designed by Standard & Poor's using the principles of Modern Portfolio Theory. Each represents an appropriate combination of investments for a specific level of risk. These models are specific to this Contract. Similarly named models developed for use with other products may differ. If you decide to use a model, we will automatically allocate your net premiums in accordance with the specified percentages. We will also automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account values in accordance with your chosen model. Periodically, S&P will review the models. As a result of those reviews, S&P may decide to change the percentage allocations among the Sub-Accounts. The information presented for the model portfolios assumes an investment in the Sub-Accounts of a particular model for the duration of the reporting period including quarterly Asset Rebalancing.

                                  ILLUSTRATIONS


NARRATIVE INFORMATION. The following tables have been prepared to help show how values under Single Life and Survivorship Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. These gross rates of return do not reflect the deduction of charges and expenses of the Portfolios. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 1.65% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.99%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, without any expense reimbursements or fee waivers. If current expense reimbursements and fee waivers were included, the annual effective rate would have been 0.96%. Liberty Life anticipates that expense reimbursement and fee waiver arrangements currently in effect will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

The tables also reflect applicable charges including an annual Contract fee of $30.00 per year, and monthly charges for providing insurance protection. Currently, no Contract fee is deducted in any year in which the Account Value exceeds $50,000. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. The current cost of insurance charge for Single Life Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.45% annually of the Account Value or (b) the guaranteed cost of insurance charge. The current cost of insurance charge for Survivorship Contracts, Standard Class Non Tobacco is equal to the lesser of
(a) 0.15% annually of the Account Value or (b) the guaranteed cost of insurance charge. After deduction of these amounts (other than the cost of insurance charges and Contract fee), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of return of -1.59%, 4.41%, and 10.41%, respectively, on both a current and guaranteed basis. Guaranteed cost of insurance rates vary by issue Age (or attained Age in the case of increases in the Initial Death Benefit), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.


The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if no Payment other than the indicated initial Payment is paid, if the entire initial Payment is allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that no partial withdrawals or transfers have been made.

Values are shown for Contracts which are issued to standard non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

Where the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If no value is shown for the Death Benefit, then the Guaranteed Death Benefit period has expired and the Contract has lapsed. If a Contract loan is outstanding, the Guaranteed Death Benefit will not prevent a Contract from lapsing in accordance with the Grace Period provisions.

The tables reflect the fact that no charges for federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed initial Payment, and any available agreements requested. Please contact your representative, call us at 1-800-451-7065 Ext. 36327 or write to our Service Center to request an illustration.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE


            SINGLE           0% HYPOTHETICAL                  6% HYPOTHETICAL                12% HYPOTHETICAL
            PAYMENT     GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
             PLUS     -------------------------------  -------------------------------  -------------------------------
 CONTRACT   INTEREST    ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER    DEATH
   YEAR       AT 5%      VALUE     VALUE      BENEFIT     VALUE     VALUE      BENEFIT     VALUE     VALUE     BENEFIT
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    1         31,500     29,086     26,161     60,477     30,848     27,923     60,477     32,611     29,686     60,477
    2         33,075     28,170     25,320     60,477     31,690     28,840     60,477     35,417     32,567     60,477
    3         34,729     27,283     24,508     60,477     32,555     29,780     60,477     38,467     35,692     60,477
    4         36,465     26,422     24,172     60,477     33,445     31,195     60,477     41,782     39,532     60,477
    5         38,288     25,588     23,413     60,477     34,360     32,185     60,477     45,386     43,211     60,477
    6         40,203     24,779     23,279     60,477     35,301     33,801     60,477     49,303     47,803     60,477
    7         42,213     23,995     22,570     60,477     36,268     34,843     60,477     53,562     52,137     60,477
    8         44,324     23,234     23,234     60,477     37,263     37,263     60,477     58,223     58,223     63,463
    9         46,540     22,497     22,497     60,477     38,286     38,286     60,477     63,299     63,299     67,730
    10        48,867     21,782     21,782     60,477     39,337     39,337     60,477     68,860     68,860     72,303
    11        51,310     21,089     21,089     60,477     40,419     40,419     60,477     74,971     74,971     78,720
    12        53,876     20,417     20,417     60,477     41,531     41,531     60,477     81,600     81,600     85,680
    13        56,569     19,766     19,766     60,477     42,675     42,675     60,477     88,787     88,787     93,226
    14        59,398     19,135     19,135     60,477     43,851     43,851     60,477     96,575     96,575    101,403
    15        62,368     18,522     18,522     60,477     45,060     45,060     60,477    105,008    105,008    110,258
    16        65,486     17,929     17,929     60,477     46,303     46,303     60,477    114,147    114,147    119,854
    17        68,761     17,353     17,353     60,477     47,582     47,582     60,477    124,081    124,081    130,286
    18        72,199     16,795     16,795     60,477     48,896     48,896     60,477    134,881    134,881    141,625
    19        75,809     16,254     16,254     60,477     50,248     50,248     60,477    146,620    146,620    153,951
    20        79,599     15,730     15,730     60,477     51,669     51,669     60,477    159,381    159,381    167,350
    21        83,579     15,221     15,221     60,477     53,130     53,130     60,477    173,253    173,253    181,915
    22        87,758     14,728     14,728     60,477     54,633     54,633     60,477    188,332    188,332    197,748
    23        92,146     14,250     14,250     60,477     56,178     56,178     60,477    204,723    204,723    214,959
    24        96,753     13,787     13,787     60,477     57,766     57,766     60,655    222,541    222,541    233,668
    25       101,591     13,338     13,338     60,477     59,400     59,400     62,370    241,910    241,910    254,005
    26       106,670     12,902     12,902     60,477     61,080     61,080     63,523    262,964    262,964    273,483
    27       112,004     12,480     12,480     60,477     62,807     62,807     64,691    285,851    285,851    294,427
    28       117,604     12,071     12,071     60,477     64,583     64,583     65,875    310,730    310,730    316,944
    29       123,484     11,674     11,674     60,477     66,409     66,409     67,073    337,774    337,774    341,152
    30       129,658     11,289     11,289     60,477     68,440     68,440     69,125    367,995    367,995    371,675
    31       136,141     10,916     10,916     60,477     70,511     70,511     71,216    400,794    400,794    404,802
    32       142,948     10,554     10,554     60,477     72,607     72,607     73,333    436,287    436,287    440,649
    33       150,096     10,203     10,203     60,477     74,695     74,695     75,442    474,483    474,483    479,228
    34       157,600      9,863      9,863     60,477     76,807     76,807     77,575    515,779    515,779    520,937
    35       165,480      9,533      9,533     60,477     78,979     78,979     78,979    560,670    560,670    560,670

     Assumptions:

     (1)  Assumes no Contract loans have been made.

     (2)  Values reflect guaranteed cost of insurance charges and contract fees.

     (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE


             SINGLE          0% HYPOTHETICAL                  6% HYPOTHETICAL                  12% HYPOTHETICAL
            PAYMENT     GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
              PLUS     -------------------------------  -------------------------------  -------------------------------
 CONTRACT   INTEREST    ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER    DEATH
   YEAR       AT 5%      VALUE     VALUE      BENEFIT     VALUE     VALUE      BENEFIT     VALUE     VALUE     BENEFIT
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    1         31,500     28,536     25,611     60,477     30,303     27,378     60,477     32,071     29,146     60,477
    2         33,075     26,971     24,121     60,477     30,518     27,668     60,477     34,281     31,431     60,477
    3         34,729     25,323     22,548     60,477     30,668     27,893     60,477     36,686     33,911     60,477
    4         36,465     23,574     21,324     60,477     30,742     28,492     60,477     39,319     37,069     60,477
    5         38,288     21,703     19,528     60,477     30,728     28,553     60,477     42,217     40,042     60,477
    6         40,203     19,671     18,171     60,477     30,596     29,096     60,477     45,420     43,920     60,477
    7         42,213     17,451     16,026     60,477     30,332     28,907     60,477     48,993     47,568     60,477
    8         44,324     15,010     15,010     60,477     29,914     29,914     60,477     53,012     53,012     60,477
    9         46,540     12,279     12,279     60,477     29,296     29,296     60,477     57,552     57,552     61,581
    10        48,867      9,197      9,197     60,477     28,438     28,438     60,477     62,575     62,575     65,704
    11        51,310      5,697      5,697     60,477     27,294     27,294     60,477     68,096     68,096     71,501
    12        53,876      1,700      1,700     60,477     25,808     25,808     60,477     74,085     74,085     77,789
    13        56,569          0          0          0     23,913     23,913     60,477     80,577     80,577     84,606
    14        59,398          0          0          0     21,522     21,522     60,477     87,612     87,612     91,993
    15        62,368          0          0          0     18,515     18,515     60,477     95,230     95,230     99,991
    16        65,486          0          0          0     14,725     14,725     60,477    103,471    103,471    108,645
    17        68,761          0          0          0      9,922      9,922     60,477    112,378    112,378    117,997
    18        72,199          0          0          0      3,785      3,785     60,477    121,993    121,993    128,093
    19        75,809          0          0          0          0          0          0    132,359    132,359    138,977
    20        79,599          0          0          0          0          0          0    143,521    143,521    150,697
    21        83,579          0          0          0          0          0          0    155,528    155,528    163,304
    22        87,758          0          0          0          0          0          0    168,429    168,429    176,851
    23        92,146          0          0          0          0          0          0    182,281    182,281    191,395
    24        96,753          0          0          0          0          0          0    197,138    197,138    206,995
    25       101,591          0          0          0          0          0          0    213,059    213,059    223,712
    26       106,670          0          0          0          0          0          0    230,097    230,097    239,301
    27       112,004          0          0          0          0          0          0    248,920    248,920    256,388
    28       117,604          0          0          0          0          0          0    269,819    269,819    275,215
    29       123,484          0          0          0          0          0          0    293,144    293,144    296,076
    30       129,658          0          0          0          0          0          0    319,340    319,340    322,533
    31       136,141          0          0          0          0          0          0    347,769    347,769    351,247
    32       142,948          0          0          0          0          0          0    378,533    378,533    382,319
    33       150,096          0          0          0          0          0          0    411,641    411,641    415,757
    34       157,600          0          0          0          0          0          0    446,921    446,921    451,391
    35       165,480          0          0          0          0          0          0    484,555    484,555    484,555

     Assumptions:

     (1)  Assumes no Contract loans have been made.

     (2)  Values reflect guaranteed cost of insurance charges and contract fees.

     (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE


            SINGLE           0% HYPOTHETICAL                  6% HYPOTHETICAL                  12% HYPOTHETICAL
            PAYMENT     GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
             PLUS     -------------------------------  -------------------------------  -------------------------------
 CONTRACT   INTEREST    ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER    DEATH
   YEAR       AT 5%      VALUE     VALUE      BENEFIT     VALUE     VALUE      BENEFIT     VALUE     VALUE     BENEFIT
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    1         31,500     29,086     26,161      69417     30,848     27,923     69,417     32,611     29,686     69,417
    2         33,075     28,170     25,320      69417     31,690     28,840     69,417     35,417     32,567     69,417
    3         34,729     27,283     24,508      69417     32,555     29,780     69,417     38,467     35,692     69,417
    4         36,465     26,422     24,172      69417     33,445     31,195     69,417     41,782     39,532     69,417
    5         38,288     25,588     23,413      69417     34,360     32,185     69,417     45,386     43,211     69,417
    6         40,203     24,779     23,279      69417     35,301     33,801     69,417     49,303     47,803     69,417
    7         42,213     23,995     22,570      69417     36,268     34,843     69,417     53,562     52,137     69,417
    8         44,324     23,234     23,234      69417     37,263     37,263     69,417     58,223     58,223     69,417
    9         46,540     22,497     22,497      69417     38,286     38,286     69,417     63,314     63,314     69,417
    10        48,867     21,782     21,782      69417     39,337     39,337     69,417     68,960     68,960     72,408
    11        51,310     21,089     21,089      69417     40,419     40,419     69,417     75,160     75,160     78,918
    12        53,876     20,417     20,417      69417     41,531     41,531     69,417     81,898     81,898     85,993
    13        56,569     19,766     19,766      69417     42,675     42,675     69,417     89,217     89,217     93,678
    14        59,398     19,135     19,135      69417     43,851     43,851     69,417     97,165     97,165    102,024
    15        62,368     18,522     18,522      69417     45,060     45,060     69,417    105,790    105,790    111,079
    16        65,486     17,929     17,929      69417     46,303     46,303     69,417    115,141    115,141    120,898
    17        68,761     17,353     17,353      69417     47,582     47,582     69,417    125,269    125,269    131,533
    18        72,199     16,795     16,795      69417     48,896     48,896     69,417    136,228    136,228    143,039
    19        75,809     16,254     16,254      69417     50,248     50,248     69,417    148,084    148,084    155,488
    20        79,599     15,730     15,730      69417     51,669     51,669     69,417    160,973    160,973    169,021
    21        83,579     15,221     15,221      69417     53,130     53,130     69,417    174,983    174,983    183,732
    22        87,758     14,728     14,728      69417     54,633     54,633     69,417    190,212    190,212    199,723
    23        92,146     14,250     14,250      69417     56,178     56,178     69,417    206,767    206,767    217,106
    24        96,753     13,787     13,787      69417     57,766     57,766     69,417    224,763    224,763    236,001
    25       101,591     13,338     13,338      69417     59,400     59,400     69,417    244,325    244,325    256,542
    26       106,670     12,902     12,902      69417     61,080     61,080     69,417    265,590    265,590    276,214
    27       112,004     12,480     12,480      69417     62,807     62,807     69,417    288,706    288,706    297,367
    28       117,604     12,071     12,071      69417     64,583     64,583     69,417    313,833    313,833    320,109
    29       123,484     11,674     11,674      69417     66,409     66,409     69,417    341,147    341,147    344,559
    30       129,658     11,289     11,289      69417     68,287     68,287     69,417    371,711    371,711    375,428
    31       136,141     10,916     10,916      69417     70,335     70,335     71,038    404,873    404,873    408,922
    32       142,948     10,554     10,554      69417     72,429     72,429     73,154    440,751    440,751    445,159
    33       150,096     10,203     10,203      69417     74,515     74,515     75,260    479,353    479,353    484,146
    34       157,600      9,863      9,863      69417     76,622     76,622     77,388    521,073    521,073    526,283
    35       165,480      9,533      9,533      69417     78,789     78,789     78,789    566,424    566,424    566,424

     Assumptions:

     (1)  Assumes no Contract loans have been made.

     (2)  Values reflect guaranteed cost of insurance charges and contract fees.

     (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT

                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE


            SINGLE           0% HYPOTHETICAL                  6% HYPOTHETICAL                  12% HYPOTHETICAL
            PAYMENT     GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
             PLUS     -------------------------------  -------------------------------  -------------------------------
 CONTRACT   INTEREST    ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER    DEATH
   YEAR       AT 5%      VALUE     VALUE      BENEFIT     VALUE     VALUE      BENEFIT     VALUE     VALUE     BENEFIT
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    1         31,500     28,656     25,731     69,417     30,420     27,495     69,417     32,185     29,260     69,417
    2         33,075     27,241     24,391     69,417     30,773     27,923     69,417     34,518     31,668     69,417
    3         34,729     25,779     23,004     69,417     31,086     28,311     69,417     37,054     34,279     69,417
    4         36,465     24,265     22,015     69,417     31,356     29,106     69,417     39,822     37,572     69,417
    5         38,288     22,686     20,511     69,417     31,575     29,400     69,417     42,852     40,677     69,417
    6         40,203     21,024     19,524     69,417     31,731     30,231     69,417     46,176     44,676     69,417
    7         42,213     19,253     17,828     69,417     31,802     30,377     69,417     49,833     48,408     69,417
    8         44,324     17,335     17,335     69,417     31,764     31,764     69,417     53,870     53,870     69,417
    9         46,540     15,228     15,228     69,417     31,588     31,588     69,417     58,352     58,352     69,417
    10        48,867     12,888     12,888     69,417     31,241     31,241     69,417     63,364     63,364     69,417
    11        51,310     10,266     10,266     69,417     30,690     30,690     69,417     68,991     68,991     72,440
    12        53,876      7,312      7,312     69,417     29,900     29,900     69,417     75,143     75,143     78,900
    13        56,569      3,967      3,967     69,417     28,829     28,829     69,417     81,826     81,826     85,917
    14        59,398        156        156     69,417     27,422     27,422     69,417     89,083     89,083     93,537
    15        62,368          0          0          0     25,604     25,604     69,417     96,957     96,957    101,805
    16        65,486          0          0          0     23,269     23,269     69,417    105,495    105,495    110,769
    17        68,761          0          0          0     20,273     20,273     69,417    114,742    114,742    120,479
    18        72,199          0          0          0     16,417     16,417     69,417    124,747    124,747    130,984
    19        75,809          0          0          0     11,443     11,443     69,417    135,558    135,558    142,336
    20        79,599          0          0          0      5,007      5,007     69,417    147,226    147,226    154,587
    21        83,579          0          0          0          0          0          0    159,803    159,803    167,793
    22        87,758          0          0          0          0          0          0    173,345    173,345    182,012
    23        92,146          0          0          0          0          0          0    187,906    187,906    197,302
    24        96,753          0          0          0          0          0          0    203,543    203,543    213,721
    25       101,591          0          0          0          0          0          0    220,311    220,311    231,326
    26       106,670          0          0          0          0          0          0    238,261    238,261    247,792
    27       112,004          0          0          0          0          0          0    258,009    258,009    265,749
    28       117,604          0          0          0          0          0          0    279,848    279,848    285,445
    29       123,484          0          0          0          0          0          0    304,142    304,142    307,183
    30       129,658          0          0          0          0          0          0    331,357    331,357    334,671
    31       136,141          0          0          0          0          0          0    360,887    360,887    364,496
    32       142,948          0          0          0          0          0          0    392,835    392,835    396,763
    33       150,096          0          0          0          0          0          0    427,207    427,207    431,479
    34       157,600          0          0          0          0          0          0    463,827    463,827    468,466
    35       165,480          0          0          0          0          0          0    502,921    502,921    502,921

     Assumptions:

     (1)  Assumes no Contract loans have been made.

     (2)  Values reflect guaranteed cost of insurance charges and contract fees.

     (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE


            SINGLE           0% HYPOTHETICAL                  6% HYPOTHETICAL                12% HYPOTHETICAL
            PAYMENT     GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
             PLUS     -------------------------------  -------------------------------  -------------------------------
 CONTRACT   INTEREST    ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER    DEATH
   YEAR       AT 5%      VALUE     VALUE      BENEFIT     VALUE     VALUE      BENEFIT     VALUE     VALUE     BENEFIT
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    1         31,500     29,200     26,275     84,933     30,970     28,045     84,933     32,740     29,815     84,933
    2         33,075     28,366     25,516     84,933     31,911     29,061     84,933     35,664     32,814     84,933
    3         34,729     27,555     24,780     84,933     32,881     30,106     84,933     38,852     36,077     84,933
    4         36,465     26,766     24,516     84,933     33,881     31,631     84,933     42,328     40,078     84,933
    5         38,288     25,999     23,824     84,933     34,913     32,738     84,933     46,117     43,942     84,933
    6         40,203     25,253     23,753     84,933     35,977     34,477     84,933     50,249     48,749     84,933
    7         42,213     24,528     23,103     84,933     37,075     35,650     84,933     54,787     53,362     84,933
    8         44,324     23,823     23,823     84,933     38,207     38,207     84,933     59,734     59,734     84,933
    9         46,540     23,137     23,137     84,933     39,374     39,374     84,933     65,128     65,128     84,933
    10        48,867     22,470     22,470     84,933     40,579     40,579     84,933     71,009     71,009     84,933
    11        51,310     21,822     21,822     84,933     41,821     41,821     84,933     77,421     77,421     84,933
    12        53,876     21,191     21,191     84,933     43,101     43,101     84,933     84,424     84,424     88,645
    13        56,569     20,578     20,578     84,933     44,423     44,423     84,933     92,048     92,048     96,651
    14        59,398     19,981     19,981     84,933     45,785     45,785     84,933    100,360    100,360    105,379
    15        62,368     19,402     19,402     84,933     47,190     47,190     84,933    109,423    109,423    114,894
    16        65,486     18,838     18,838     84,933     48,640     48,640     84,933    119,304    119,304    125,269
    17        68,761     18,289     18,289     84,933     50,135     50,135     84,933    130,077    130,077    136,581
    18        72,199     17,756     17,756     84,933     51,707     51,707     84,933    141,824    141,824    148,915
    19        75,809     17,237     17,237     84,933     53,329     53,329     84,933    154,630    154,630    162,362
    20        79,599     16,733     16,733     84,933     55,002     55,002     84,933    168,594    168,594    177,023
    21        83,579     16,243     16,243     84,933     56,727     56,727     84,933    183,818    183,818    193,009
    22        87,758     15,766     15,766     84,933     58,507     58,507     84,933    200,417    200,417    210,438
    23        92,146     15,302     15,302     84,933     60,342     60,342     84,933    218,515    218,515    229,441
    24        96,753     14,851     14,851     84,933     62,235     62,235     84,933    238,247    238,247    250,159
    25       101,591     14,413     14,413     84,933     64,187     64,187     84,933    259,761    259,761    272,749
    26       106,670     13,986     13,986     84,933     66,201     66,201     84,933    283,218    283,218    294,547
    27       112,004     13,571     13,571     84,933     68,277     68,277     84,933    308,793    308,793    318,057
    28       117,604     13,168     13,168     84,933     70,419     70,419     84,933    336,677    336,677    343,411
    29       123,484     12,776     12,776     84,933     72,628     72,628     84,933    367,080    367,080    370,750
    30       129,658     12,395     12,395     84,933     74,906     74,906     84,933    400,227    400,227    404,229
    31       136,141     12,024     12,024     84,933     77,256     77,256     84,933    436,368    436,368    440,732
    32       142,948     11,663     11,663     84,933     79,679     79,679     84,933    475,773    475,773    480,530
    33       150,096     11,313     11,313     84,933     82,179     82,179     84,933    518,736    518,736    523,923
    34       157,600     10,972     10,972     84,933     84,757     84,757     85,604    565,578    565,578    571,234
    35       165,480     10,640     10,640     84,933     87,415     87,415     87,415    616,650    616,650    616,650

     Assumptions:

     (1)  Assumes no Contract loans have been made.

     (2)  Values reflect guaranteed cost of insurance charges and contract fees.

     (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE


            SINGLE           0% HYPOTHETICAL                  6% HYPOTHETICAL                  12% HYPOTHETICAL
            PAYMENT     GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
             PLUS     -------------------------------  -------------------------------  -------------------------------
 CONTRACT   INTEREST    ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER     DEATH     ACCOUNT  SURRENDER    DEATH
   YEAR       AT 5%      VALUE     VALUE      BENEFIT     VALUE     VALUE      BENEFIT     VALUE     VALUE     BENEFIT
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    1         31,500     29,200     26,275     84,933     30,970     28,045     84,933     32,740     29,815     84,933
    2         33,075     28,350     25,500     84,933     31,901     29,051     84,933     35,661     32,811     84,933
    3         34,729     27,470     24,695     84,933     32,815     30,040     84,933     38,809     36,034     84,933
    4         36,465     26,549     24,299     84,933     33,703     31,453     84,933     42,201     39,951     84,933
    5         38,288     25,573     23,398     84,933     34,555     32,380     84,933     45,859     43,684     84,933
    6         40,203     24,522     23,022     84,933     35,356     33,856     84,933     49,808     48,308     84,933
    7         42,213     23,374     21,949     84,933     36,090     34,665     84,933     54,078     52,653     84,933
    8         44,324     22,100     22,100     84,933     36,736     36,736     84,933     58,705     58,705     84,933
    9         46,540     20,659     20,659     84,933     37,263     37,263     84,933     63,736     63,736     84,933
    10        48,867     19,004     19,004     84,933     37,641     37,641     84,933     69,232     69,232     84,933
    11        51,310     17,082     17,082     84,933     37,831     37,831     84,933     75,278     75,278     84,933
    12        53,876     14,834     14,834     84,933     37,795     37,795     84,933     81,988     81,988     86,087
    13        56,569     12,190     12,190     84,933     37,487     37,487     84,933     89,359     89,359     93,827
    14        59,398      9,069      9,069     84,933     36,850     36,850     84,933     97,368     97,368    102,236
    15        62,368      5,361      5,361     84,933     35,812     35,812     84,933    106,061    106,061    111,364
    16        65,486        920        920     84,933     34,272     34,272     84,933    115,490    115,490    121,265
    17        68,761          0          0          0     32,095     32,095     84,933    125,705    125,705    131,990
    18        72,199          0          0          0     29,092     29,092     84,933    136,757    136,757    143,595
    19        75,809          0          0          0     25,016     25,016     84,933    148,698    148,698    156,133
    20        79,599          0          0          0     19,540     19,540     84,933    161,581    161,581    169,661
    21        83,579          0          0          0     12,222     12,222     84,933    175,462    175,462    184,235
    22        87,758          0          0          0      2,461      2,461     84,933    190,398    190,398    199,917
    23        92,146          0          0          0          0          0          0    206,446    206,446    216,768
    24        96,753          0          0          0          0          0          0    223,667    223,667    234,850
    25       101,591          0          0          0          0          0          0    242,120    242,120    254,226
    26       106,670          0          0          0          0          0          0    261,863    261,863    272,337
    27       112,004          0          0          0          0          0          0    283,572    283,572    292,079
    28       117,604          0          0          0          0          0          0    307,575    307,575    313,727
    29       123,484          0          0          0          0          0          0    334,276    334,276    337,619
    30       129,658          0          0          0          0          0          0    364,190    364,190    367,832
    31       136,141          0          0          0          0          0          0    396,649    396,649    400,615
    32       142,948          0          0          0          0          0          0    431,765    431,765    436,082
    33       150,096          0          0          0          0          0          0    469,547    469,547    474,242
    34       157,600          0          0          0          0          0          0    509,800    509,800    514,898
    35       165,480          0          0          0          0          0          0    552,760    552,760    552,760

     Assumptions:

     (1)  Assumes no Contract loans have been made.

     (2)  Values reflect guaranteed cost of insurance charges and contract fees.

     (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     EXPERTS

The consolidated financial statements of Liberty Life Assurance Company of Boston at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of LLAC Variable Account at December 31, 2002 and for each of the periods indicated therein, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, 200 Clarendon St., Boston, MA 02116, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Actuarial matters included in the prospectus, this SAI and the registration statement of which they are parts, including the hypothetical Contract illustrations, have been examined by Christopher R. Poirier, FSA, MAAA, Assistant Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

                              FINANCIAL STATEMENTS

LLAC VARIABLE ACCOUNT

Report of Independent Auditors
Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and
2001
Notes to Financial Statements

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

Report of Independent Auditors
Consolidated Balance Sheets as of December 31, 2002 and 2001
Consolidated Statements of Operations for the years ended December 31, 2002, 2001 and 2000
Consolidated Statements of Changes in Stockholders' Equity as of December 31, 2002, 2001 and 2000
Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Financial Statements

The financial statements of Liberty Life included herein should be considered only as bearing on the ability of Liberty Life to meet its obligations under the Contracts.

AUDITED FINANCIAL STATEMENTS

LLAC Variable Account
Year ended December 31, 2002

                              LLAC Variable Account

                          Audited Financial Statements

                          Year ended December 31, 2002

                                    CONTENTS


Report of Independent Auditors                                  1

Audited Financial Statements

Statement of Assets and Liabilities                             2
Statements of Operations                                        3
Statements of Changes in Net Assets                            13
Notes to Financial Statements                                  22

                         Report of Independent Auditors

To the Board of Directors of Liberty Life Assurance Company of Boston and Contract Owners of LLAC Variable Account

We have audited the accompanying statement of assets and liabilities of LLAC Variable Account (comprising, respectively, the AIM V.I. New Technology Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio, Dreyfus Investment Portfolio - Emerging Leaders Fund, Dreyfus Investment Portfolio - Technology Growth Fund, Dreyfus Socially Responsible Growth Fund, Franklin Growth and Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Money Market Fund, Franklin Strategic Income Securities Fund, Templeton Growth Securities Fund, Colonial Small Cap Value Fund - Variable Series, Colonial High Yield Securities Fund - Variable Series, Colonial Strategic Income Fund - Variable Series, Colonial U.S. Growth & Income Fund - Variable Series, Liberty All-Star Equity Fund - Variable Series, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Research Series, MFS Utilities Series, MFS Investors Trust (formerly, Growth with Income) Series, MFS High Income Series, SteinRoe Balanced Fund - Variable Series, SteinRoe Growth Stock Fund - Variable Series, SteinRoe Money Market Fund) as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Liberty Life Assurance Company of Boston's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting LLAC Variable Account at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

March 10, 2003

                                                                                                                MARKET
INVESTMENTS:                                                                       SHARES         COST           VALUE
                                                                                -----------------------------------------
ASSETS

     AIM V.I. New Technology Fund                                                       149    $       360    $       343
     AIM V.I. Capital Appreciation Fund                                              31,792        685,027        522,335
     AIM V.I. Government Securities Fund                                             36,448        432,667        451,949
     AIM V.I. International Equity Fund                                              36,108        555,892        450,993
     Dreyfus Stock Index Fund                                                        57,113      1,569,493      1,283,323
     Dreyfus Variable Investment Fund - Capital Appreciation Portfolio               12,161        406,516        349,982
     Dreyfus Investment Portfolio - Emerging Leaders Fund                            20,498        336,752        304,398
     Dreyfus Investment Portfolio - Technology Growth Fund                           11,578         85,428         66,574
     Dreyfus Socially Responsible Growth Fund                                         2,726         78,158         51,517
     Franklin Growth and Income Securities Fund                                      25,563        318,083        300,105
     Franklin Large Cap Growth Securities Fund                                       57,807        748,889        635,875
     Franklin Money Market Fund                                                     409,973        409,973        409,973
     Franklin Strategic Income Securities Fund                                       20,402        201,581        209,933
     Templeton Growth Securities Fund                                                 1,337         11,959         11,500
     Colonial Small Cap Value Fund, Variable Series                                  36,566        407,499        382,850
     Colonial High Yield Securities Fund, Variable Series                            20,418        142,227        118,219
     Colonial Strategic Income Fund, Variable Series                                  9,405         89,209         83,800
     Colonial U.S. Growth and Income Fund, Variable Series                           41,754        659,175        499,789
     Liberty All-Star Equity Fund, Variable Series                                    8,218         83,076         63,937
     MFS Capital Opportunities Series                                                16,256        189,360        154,915
     MFS Emerging Growth Series                                                      16,631        292,005        198,072
     MFS Research Series                                                              9,279        166,890        100,024
     MFS Utilities Series                                                            11,468        151,436        137,965
     MFS Investors Trust Series                                                      52,692        872,600        709,756
     MFS High Income Series                                                          24,021        214,048        211,862
     SteinRoe Balanced Fund, Variable Series                                         11,437        158,590        135,758
     SteinRoe Growth Stock Fund, Variable Series                                     21,067        622,727        410,391
     SteinRoe Money Market Fund                                                     232,796        232,796        232,796
                                                                                                              -----------

     Total assets                                                                                             $ 8,488,934
                                                                                                              -----------

LIABILITIES                                                                                                             0
                                                                                                              -----------

     Net assets                                                                                               $ 8,488,934
                                                                                                              ===========

NET ASSETS

     Variable life contracts                                                                                  $ 8,488,934
                                                                                                              ===========

SEE ACCOMPANYING NOTES.

                              LLAC VARIBALE ACCOUNT

                            Statements of Operations

                  For the years and periods ended December 31,

                                                     AIM V.I. NEW TECHNOLOGY         AIM V.I. CAPITAL APPRECIATION
                                                              FUND                               FUND
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001          2000
                                                     ------------------------    --------------------------------------
Investment income:
   Dividends                                                  -    $      128             -    $   39,752    $    3,875
                                                     ------------------------    --------------------------------------

Total investment income                                       -           128             -        39,752         3,875

Expenses:
   Mortality and expense risks and
   administrative charges                            $      186            53    $   93,532        63,102        11,966
                                                     ------------------------    --------------------------------------

Net investment income (loss)                               (186)           75       (93,532)      (23,350)       (8,091)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares        (207)          (71)      (93,637)      (20,966)          193
                                                     ------------------------    --------------------------------------

Total realized gains (losses) on investments               (207)          (71)      (93,637)      (20,966)          193

Unrealized appreciation/(depreciation)
   during the period                                         65           (82)      (45,958)      (81,427)      (35,408)
                                                     ------------------------    --------------------------------------

Net increase (decrease) in net assets
    from operations                                  $     (328)   $      (78)   $ (233,128)   $ (125,743)   $  (43,306)
                                                     ========================    ======================================

                                                      AIM V.I. GOVERNMENT SECURITIES FUND
                                                         2002         2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    8,036    $    8,825    $    2,129
                                                     --------------------------------------

Total investment income                                   8,036         8,825         2,129

Expenses:
   Mortality and expense risks and
   administrative charges                                38,999        20,432         5,771
                                                     --------------------------------------

Net investment income (loss)                            (30,963)      (11,607)       (3,642)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares       7,241         1,312           690
                                                     --------------------------------------

Total realized gains (losses) on investments              7,241         1,312           690

Unrealized appreciation/(depreciation)
   during the period                                     21,947        (2,605)         (143)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $   (1,775)   $ (12,900)    $   (3,095)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                       AIM V.I. INTERNATIONAL EQUITY FUND
                                                     --------------------------------------
                                                        2002         2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    2,855    $    9,610    $    7,381
                                                     --------------------------------------

Total investment income                                   2,855         9,610         7,381

Expenses:
   Mortality and expense risks and
   administrative charges                                82,736        51,662        13,705
                                                     --------------------------------------

Net investment income (loss)                            (79,881)      (42,052)       (6,324)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (39,923)      (12,464)       (1,131)
                                                     --------------------------------------

Total realized gains (losses) on investments            (39,923)      (12,464)       (1,131)

Unrealized appreciation/(depreciation)
   during the period                                    (29,602)      (46,327)      (29,167)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (149,406)   $ (100,843)   $  (36,622)
                                                     ======================================

                                                             DREYFUS STOCK INDEX FUND
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $   16,486    $   13,165    $    8,521
                                                     --------------------------------------

Total investment income                                  16,486        13,165         8,521


Expenses:
   Mortality and expense risks and
   administrative charges                               152,363       129,001        41,634
                                                     --------------------------------------

Net investment income (loss)                           (135,877)     (115,836)      (33,113)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (51,370)      (56,430)        1,750
                                                     --------------------------------------

Total realized gains (losses) on investments            (51,370)      (56,430)        1,750

Unrealized appreciation/(depreciation)
   during the period                                   (218,020)      (32,840)      (35,362)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (405,266)   $ (205,106)   $  (66,725)
                                                     ======================================

                                                       DREYFUS VARIABLE INVESTMENT FUND -
                                                        CAPITAL APPRECIATION PORTFOLIO
                                                         2002         2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    4,240    $    3,379    $    2,025
                                                     --------------------------------------

Total investment income                                   4,240         3,379         2,025

Expenses:
   Mortality and expense risks and
   administrative charges                                98,652        53,906        23,020
                                                     --------------------------------------

Net investment income (loss)                            (94,412)      (50,527)      (20,995)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (45,096)       (3,088)        5,469
                                                     --------------------------------------

Total realized gains (losses) on investments            (45,096)       (3,088)        5,469

Unrealized appreciation/(depreciation)
   during the period                                    (39,567)      (12,361)       (4,609)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (179,076)   $  (65,976)   $  (20,135)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                        DREYFUS INVESTMENT          DREYFUS INVESTMENT
                                                        PORTFOLIO EMERGING        PORTFOLIO - TECHNOLOGY
                                                           LEADERS FUND                GROWTH FUND
                                                     ------------------------    ------------------------
                                                        2002          2001*         2002         2001*
                                                     ------------------------    ------------------------
Investment income:
   Dividends                                                  -             -             -             -
                                                     ------------------------    ------------------------

Total investment income                                       -             -             -             -

Expenses:
   Mortality and expense risks and
   administrative charges                            $   62,782    $   18,311    $   14,363    $    5,202
                                                     ------------------------    ------------------------

Net investment income (loss)                            (62,782)      (18,311)      (14,363)       (5,202)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares        (812)          161        (3,415)         (695)
                                                     ------------------------    ------------------------

Total realized gains (losses) on investments               (812)          161        (3,415)         (695)

Unrealized appreciation/(depreciation)
   during the period                                    (44,689)       12,335       (22,921)        4,067
                                                     ------------------------    ------------------------

Net increase (decrease) in net assets
   from operations                                   $ (108,283)   $   (5,815)   $  (40,699)   $   (1,830)
                                                     ========================    ========================

                                                          DREYFUS SOCIALLY RESPONSIBLE
                                                                   GROWTH FUND
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $      138    $       46    $      402
                                                     --------------------------------------

Total investment income                                     138            46           402

Expenses:
   Mortality and expense risks and
   administrative charges                                 4,661         4,915         1,669
                                                     --------------------------------------

Net investment income (loss)                             (4,523)       (4,869)       (1,267)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (16,411)       (3,299)          (15)
                                                     --------------------------------------

Total realized gains (losses) on investments            (16,411)       (3,299)          (15)

Unrealized appreciation/(depreciation)
   during the period                                     (7,197)      (13,578)       (5,866)
                                                     --------------------------------------
Net increase (decrease) in net assets
   from operations                                   $  (28,131)   $  (21,746)   $   (7,148)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                       FRANKLIN GROWTH AND          FRANKLIN LARGE CAP
                                                      INCOME SECURITIES FUND      GROWTH SECURITIES FUND
                                                        2002          2001*         2002          2001*
                                                     ------------------------    ------------------------
Investment income:
   Dividends                                         $      545             -    $    3,751    $    3,752
                                                     ------------------------    ------------------------

Total investment income                                     545             -         3,751         3,752

Expenses:
   Mortality and expense risks and
   administrative charges                                10,382    $      139       115,254        35,032
                                                     ------------------------    ------------------------

Net investment income (loss)                             (9,837)         (139)     (111,503)      (31,280)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (2,485)           (6)      (13,946)       (2,678)
                                                     ------------------------    ------------------------

Total realized gains (losses) on investments             (2,485)           (6)      (13,946)       (2,678)

Unrealized appreciation/(depreciation)
   during the period                                    (18,112)          134      (112,333)         (680)
                                                     ------------------------    ------------------------

Net increase (decrease) in net assets
   from operations                                   $  (30,435)   $      (11)   $ (237,783)   $  (34,638)
                                                     ========================    ========================

                                                       FRANKLIN MONEY MARKET
                                                               FUND
                                                     ------------------------
                                                        2002          2001*
                                                     ------------------------
Investment income:
   Dividends                                         $    2,917    $    1,077
                                                     ------------------------

Total investment income                                   2,917         1,077

Expenses:
   Mortality and expense risks and
   administrative charges                                34,296         8,823
                                                     ------------------------

Net investment income (loss)                            (31,379)       (7,746)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares           -             -
                                                     ------------------------

Total realized gains (losses) on investments                  -             -

Unrealized appreciation/(depreciation)
   during the period                                          -             -
                                                     ------------------------

Net increase (decrease) in net assets
   from operations                                   $  (31,379)   $   (7,746)
                                                     ========================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                    FRANKLIN STRATEGIC INCOME       TEMPLETON GROWTH
                                                         SECURITIES FUND             SECURITIES FUND
                                                     ------------------------    ------------------------
                                                        2002         2001*          2002         2001*
                                                     ------------------------    ------------------------
Investment income:
   Dividends                                         $       31    $    2,099    $      130    $       16
                                                     ------------------------    ------------------------
Total investment income                                      31         2,099           130            16

Expenses:
   Mortality and expense risks and
   administrative charges                                 8,656           894           409           234
                                                     ------------------------    ------------------------

Net investment income (loss)                             (8,625)        1,205          (279)         (218)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares        (395)           (5)          (43)          (24)
                                                     ------------------------    ------------------------

Total realized gains (losses) on investments               (395)           (5)          (43)          (24)

Unrealized appreciation/(depreciation)
   during the period                                      9,480        (1,128)         (670)          211
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
   from operations                                   $      460    $       72    $     (992)   $      (31)
                                                     ========================    ========================

                                                          COLONIAL SMALL CAP VALUE FUND,
                                                                  VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $   12,963    $    3,692    $      576
                                                     --------------------------------------

Total investment income                                  12,963         3,692           576

Expenses:
   Mortality and expense risks and
   administrative charges                                63,001        35,683         9,148
                                                     --------------------------------------

Net investment income (loss)                            (50,038)      (31,991)       (8,572)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares       6,673         2,458         1,369
                                                     --------------------------------------

Total realized gains (losses) on investments              6,673         2,458         1,369

Unrealized appreciation/(depreciation)
   during the period                                    (41,456)       12,294         4,384
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (84,821)   $  (17,239)   $   (2,819)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                      COLONIAL HIGH YIELD SECURITIES FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002         2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    9,617    $   10,304    $    4,486
                                                     --------------------------------------

Total investment income                                   9,617        10,304         4,486

Expenses:
   Mortality and expense risks and
   administrative charges                                11,290        13,628         4,417
                                                     --------------------------------------

Net investment income (loss)                             (1,673)       (3,324)           69

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (4,144)       (7,275)         (205)
                                                     --------------------------------------

Total realized gains (losses) on investments             (4,144)       (7,275)         (205)

Unrealized appreciation/(depreciation)
   during the period                                    (10,002)       (7,316)       (6,690)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (15,819)   $  (17,915)   $   (6,826)
                                                     ======================================

                                                         COLONIAL STRATEGIC INCOME FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    6,673    $    7,345    $    5,005
                                                     --------------------------------------

Total investment income                                   6,673         7,345         5,005

Expenses:
   Mortality and expense risks and
   administrative charges                                 5,590         6,185         1,827
                                                     --------------------------------------

Net investment income (loss)                              1,083         1,160         3,178

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (2,701)       (2,443)            3
                                                     --------------------------------------

Total realized gains (losses) on investments             (2,701)       (2,443)            3

Unrealized appreciation/(depreciation)
   during the period                                      2,552        (2,780)       (5,181)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $      934    $   (4,063)   $   (2,000)
                                                     ======================================


                                                       COLONIAL U.S. GROWTH & INCOME FUND,
                                                                 VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    6,778    $   64,117    $   20,706
                                                     --------------------------------------

Total investment income                                   6,778        64,117        20,706

Expenses:
   Mortality and expense risks and
   administrative charges                                59,214        71,503        22,643
                                                     --------------------------------------

Net investment income (loss)                            (52,436)       (7,386)       (1,937)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (21,217)      (27,795)        1,353
                                                     --------------------------------------

Total realized gains (losses) on investments            (21,217)      (27,795)        1,353

Unrealized appreciation/(depreciation)
   during the period                                   (109,217)      (35,895)      (14,069)
                                                     --------------------------------------
Net increase (decrease) in net assets
   from operations                                   $ (182,870)   $  (71,076)   $  (14,653)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                          LIBERTY ALL-STAR EQUITY FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $      132    $    1,801    $    2,818
                                                     --------------------------------------

Total investment income                                     132         1,801         2,818

Expenses:
   Mortality and expense risks and
   administrative charges                                 8,536        11,304         3,076
                                                     --------------------------------------

Net investment income (loss)                             (8,404)       (9,503)         (258)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (3,022)      (11,186)           62
                                                     --------------------------------------

Total realized gains (losses) on investments             (3,022)      (11,186)           62

Unrealized appreciation/(depreciation)
   during the period                                    (16,769)           62        (2,436)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (28,194)   $  (20,627)   $   (2,632)
                                                     ======================================

                                                           MFS CAPITAL
                                                       OPPORTUNITIES SERIES              MFS EMERGING GROWTH SERIES
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001          2000
                                                     ------------------------    --------------------------------------
Investment income:
   Dividends                                         $       55             -             -    $   10,676    $    1,271
                                                     ------------------------    --------------------------------------

Total investment income                                      55             -             -        10,676         1,271

Expenses:
   Mortality and expense risks and
   administrative charges                                30,358    $   11,079    $   32,034        40,196        15,082
                                                     ------------------------    --------------------------------------

Net investment income (loss)                            (30,302)      (11,079)      (32,034)      (29,520)      (13,811)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (4,448)       (1,037)      (26,531)      (54,576)       (2,214)
                                                     ------------------------    --------------------------------------

Total realized gains (losses) on investments             (4,448)       (1,037)      (26,531)      (54,576)       (2,214)

Unrealized appreciation/(depreciation)
   during the period                                    (39,144)        4,699       (58,907)      (13,987)      (21,091)
                                                     ------------------------    --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (73,894)   $   (7,417)   $ (117,473)   $  (98,083)   $ (37,116)
                                                     ========================    ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                              MFS RESEARCH SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $      319    $   13,872    $      148
                                                     --------------------------------------

Total investment income                                     319        13,872           148

Expenses:
   Mortality and expense risks and
   administrative charges                                 4,454         4,618         1,385
                                                     --------------------------------------

Net investment income (loss)                             (4,135)        9,254        (1,237)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (10,905)       (3,966)           14
                                                     --------------------------------------

Total realized gains (losses) on investments            (10,905)       (3,966)           14

Unrealized appreciation/(depreciation)
   during the period                                    (22,871)      (35,920)       (8,197)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (37,911)   $  (30,632)   $   (9,420)
                                                     ======================================

                                                              MFS UTILITIES SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    7,171    $   13,960    $    1,974
                                                     --------------------------------------

Total investment income                                   7,171        13,960         1,974

Expenses:
   Mortality and expense risks and
   administrative charges                                18,978        16,122         3,843
                                                     --------------------------------------

Net investment income (loss)                            (11,807)       (2,162)       (1,869)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares    (127,338)       (1,527)         (149)
                                                     --------------------------------------

Total realized gains (losses) on investments           (127,338)       (1,527)         (149)

Unrealized appreciation/(depreciation)
   during the period                                     41,125       (53,496)       (1,118)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (98,021)   $  (57,185)   $   (3,136)
                                                     ======================================

                                                            MFS INVESTORS TRUST SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    2,839    $    5,120    $      347
                                                     --------------------------------------

Total investment income                                   2,839         5,120           347

Expenses:
   Mortality and expense risks and
   administrative charges                                98,068        34,829         2,244
                                                     --------------------------------------

Net investment income (loss)                            (95,229)      (29,709)       (1,897)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (12,585)       (3,443)          160
                                                     --------------------------------------

Total realized gains (losses) on investments            (12,585)       (3,443)          160

Unrealized appreciation/(depreciation)
   during the period                                   (129,713)      (32,736)         (388)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (237,526)   $  (65,888)   $  (2,125)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                                                   STEIN ROE BALANCED FUND, VARIABLE
                                                      MFS HIGH INCOME SERIES                     SERIES
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001          2000
                                                     ------------------------    --------------------------------------
Investment income:
   Dividends                                         $    9,408             -    $    4,449       $ 4,339    $        4
                                                     ------------------------    --------------------------------------

Total investment income                                   9,408             -         4,449         4,339             4

Expenses:
   Mortality and expense risks and
   administrative charges                                27,464    $    7,425         5,919         3,454           722
                                                     ------------------------    --------------------------------------

Net investment income (loss)                            (18,056)       (7,425)       (1,470)          885          (718)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (2,309)         (121)       (4,538)       (8,195)          (70)
                                                     ------------------------    --------------------------------------

Total realized gains (losses) on investments             (2,309)         (121)       (4,538)       (8,195)          (70)

Unrealized appreciation/(depreciation)
   during the period                                     (2,807)          621       (17,987)       (3,563)       (1,282)
                                                     ------------------------    --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (23,172)   $   (6,925)   $  (23,995)   $  (10,873)   $   (2,070)
                                                     ========================    ======================================

                                                          STEIN ROE GROWTH STOCK FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $      838    $   55,842    $    5,774
                                                     --------------------------------------

Total investment income                                     838        55,842         5,774

Expenses:
   Mortality and expense risks and
   administrative charges                                59,403        74,136        23,738
                                                     --------------------------------------

Net investment income (loss)                            (58,565)      (18,294)      (17,964)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (46,743)     (109,959)         (827)
                                                     --------------------------------------

Total realized gains (losses) on investments            (46,743)     (109,959)         (827)

Unrealized appreciation/(depreciation)
   during the period                                   (111,839)      (48,490)      (52,081)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (217,146)   $ (176,743)   $  (70,872)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                          STEIN ROE MONEY MARKET FUND
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    2,773    $    8,629    $    2,674
                                                     --------------------------------------

Total investment income                                   2,773         8,629         2,674

Expenses:
   Mortality and expense risks and
   administrative charges                                26,312        39,098        13,777
                                                     --------------------------------------

Net investment income (loss)                            (23,539)      (30,469)      (11,103)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares         (27)            -             -
                                                     --------------------------------------

Total realized gains (losses) on investments                (27)            -             -

Unrealized appreciation/(depreciation)
   during the period                                          -             -             -
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (23,566)   $  (30,469)   $  (11,103)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                              LLAC Variable Account

                       Statements of Changes in Net Assets

                      For the years ended December 31, 2002

                                                      AIM V.I. NEW TECHNOLOGY
                                                              FUND                 AIM V.I. CAPITAL APPRECIATION FUND
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002         2001           2000
                                                     ------------------------    --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $     (186)   $       75    $  (93,532)   $  (23,350)   $   (8,091)
                                                     ------------------------    --------------------------------------
    Realized gains (losses)                                (207)          (71)      (93,637)      (20,966)          193
    Change in unrealized appreciation
      (depreciation) during the period                       65           (82)      (45,958)      (81,427)      (35,408)

Net increase (decrease) in net assets
  resulting from operations                                (328)          (78)     (233,128)     (125,743)      (43,306)

Contract transactions:
  Purchase payments from contract owners                    709           309       294,735       385,310       212,102
  Contract terminations and annuity payouts                (297)            -       (25,515)       (6,352)         (231)
  Transfers between accounts                                 16             -           306        32,336        34,933
  Contract loans                                              -             -        (4,180)       (1,246)         (393)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                               2            10           472           198          (120)
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                      430           319       265,818       410,246       246,291
                                                     ------------------------    --------------------------------------
Total increase (decrease) in net assets                     102           241        32,690       284,503       202,985

Net assets at beginning of period                           241             -       489,644       205,141         2,158
                                                     ------------------------    --------------------------------------

Net assets at end of period                          $      343    $      241    $  522,335    $  489,644    $  205,143
                                                     ========================    ======================================

                                                      AIM V.I. GOVERNMENT SECURITIES FUND
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (30,963)   $  (11,607)   $   (3,642)
    Realized gains (losses)                               7,241         1,312           690
    Change in unrealized appreciation
      (depreciation) during the period                   21,947        (2,605)         (143)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (1,775)      (12,900)       (3,095)

Contract transactions:
  Purchase payments from contract owners                229,911       293,423        71,802
  Contract terminations and annuity
    payouts                                             (10,613)       (1,937)         (267)
  Transfers between accounts                            (84,139)       (1,766)      (24,276)
  Contract loans                                         (1,680)         (363)         (515)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             141          (154)            8
                                                     --------------------------------------
Net increase (decrease) in net assets
    resulting from contract transactions                133,620       289,203        46,752
                                                     --------------------------------------
Total increase (decrease) in net assets                 131,845       276,303        43,657

Net assets at beginning of period                       320,104        43,801           144
                                                     --------------------------------------

Net assets at end of period                          $  451,949    $  320,104    $   43,801
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                       AIM V.I. INTERNATIONAL EQUITY FUND
                                                     --------------------------------------
                                                        2002         2001           2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (79,881)   $  (42,052)   $   (6,324)
    Realized gains (losses)                             (39,923)      (12,464)       (1,131)
    Change in unrealized appreciation
      depreciation) during the period                   (29,602)      (46,327)      (29,167)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (149,406)     (100,843)      (36,622)

Contract transactions:
  Purchase payments from contract owners                294,029       290,208       157,145
  Contract terminations and annuity
       payouts                                          (23,238)       (5,979)         (212)
  Transfers between accounts                             (9,729)       25,739        10,413
  Contract loans                                         (3,781)       (1,219)         (281)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             210           555          (357)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  257,492       309,304       166,708
                                                     --------------------------------------
Total increase (decrease) in net assets                 108,085       208,461       130,086

Net assets at beginning of period                       342,908       134,447         4,362
                                                     --------------------------------------

Net assets at end of period                          $  450,993    $  342,908    $  134,448
                                                     ======================================

                                                            DREYFUS STOCK INDEX FUND
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $ (135,877)   $ (115,836)   $  (33,113)
    Realized gains (losses)                             (51,370)      (56,430)        1,750
    Change in unrealized appreciation
      (depreciation) during the period                 (218,020)      (32,840)      (35,362)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (405,266)     (205,106)      (66,725)

Contract transactions:
  Purchase payments from contract owners                559,972       826,722       501,099
  Contract terminations and annuity
    payouts                                             (49,060)      (19,344)       (1,646)
  Transfers between accounts                            281,135      (165,144)       35,787
  Contract loans                                         (9,096)       (3,308)       (1,810)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             948         1,898           249
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  783,898       640,824       533,679
                                                     --------------------------------------
Total increase (decrease) in net assets                 378,632       435,718       466,954

Net assets at beginning of period                       904,691       468,973         2,019
                                                     --------------------------------------

Net assets at end of period                          $1,283,323    $  904,691    $  468,973
                                                     ======================================

                                                       DREYFUS VARIABLE INVESTMENT FUND -
                                                        CAPITAL APPRECIATION PORTFOLIO
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (94,412)   $  (50,527)   $  (20,995)
    Realized gains (losses)                             (45,096)       (3,088)        5,469
    Change in unrealized appreciation
     (depreciation) during the period                   (39,567)      (12,361)       (4,609)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (179,076)      (65,976)      (20,135)

Contract transactions:
  Purchase payments from contract owners                364,287       266,352       222,481
  Contract terminations and annuity
    payouts                                             (21,897)       (4,407)         (557)
  Transfers between accounts                           (230,188)      127,546      (107,580)
  Contract loans                                         (1,712)         (692)         (795)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             (59)        1,090           250
                                                     --------------------------------------
Net increase (decrease) in net assets
     resulting from contract transactions               110,431       389,889       113,799
                                                     --------------------------------------
Total increase (decrease) in net assets                 (68,645)      323,913        93,664

Net assets at beginning of period                       418,628        94,715         1,051
                                                     --------------------------------------

Net assets at end of period                          $  349,983    $  418,628    $   94,715
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                        DREYFUS INVESTMENT          DREYFUS INVESTMENT
                                                       PORTFOLIO - EMERGING        PORTFOLIO TECHNOLOGY
                                                            LEADERS FUND               GROWTH FUND
                                                     ------------------------    ------------------------
                                                        2002          2001*         2002          2001*
                                                     ------------------------    ------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (62,782)   $  (18,311)   $  (14,363)   $   (5,202)
    Realized gains (losses)                                (812)          161        (3,415)         (695)
    Change in unrealized appreciation
      (depreciation) during the period                  (44,689)       12,335       (22,921)        4,067
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from operations                            (108,283)       (5,815)      (40,699)       (1,830)

Contract transactions:
  Purchase payments from contract owners                231,842        98,010        50,208        33,370
  Contract terminations and annuity
    payouts                                             (11,584)         (999)       (2,618)         (390)
  Transfers between accounts                             48,804        54,216        10,984        17,631
  Contract loans                                         (1,494)         (226)         (141)         (105)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                            (254)          182            61           102
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  267,314       151,183        58,495        50,608
                                                     ------------------------    ------------------------
Total increase (decrease) in net assets                 159,030       145,368        17,796        48,778

Net assets at beginning of period                       145,368             -        48,778             -
                                                     ------------------------    ------------------------

Net assets at end of period                          $  304,398    $  145,368    $   66,574    $   48,778
                                                     ========================    ========================

                                                          DREYFUS SOCIALLY RESPONSIBLE
                                                                   GROWTH FUND
                                                     --------------------------------------
                                                        2002         2001           2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (4,523)   $   (4,869)   $   (1,267)
    Realized gains (losses)                             (16,411)       (3,299)          (15)
    Change in unrealized appreciation
      (depreciation) during the period                   (7,197)      (13,578)       (5,866)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (28,131)      (21,746)       (7,148)

Contract transactions:
  Purchase payments from contract owners                 24,055        30,022        64,091
  Contract terminations and annuity
       payouts                                           (1,195)       (1,020)            -
  Transfers between accounts                             (6,005)        1,834           503
  Contract loans                                         (4,371)          247             -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             (30)          404             6
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   12,455        31,487        64,600
                                                     --------------------------------------
Total increase (decrease) in net assets                 (15,676)        9,741        57,452

Net assets at beginning of period                        67,193        57,452             -
                                                     --------------------------------------

Net assets at end of period                          $   51,517    $   67,193    $   57,452
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                       FRANKLIN GROWTH AND          FRANKLIN LARGE CAP
                                                      INCOME SECURITIES FUND      GROWTH  SECURITIES FUND
                                                     ------------------------    ------------------------
                                                        2002         2001*          2002          2001*
                                                     ------------------------    ------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (9,837)   $     (139)   $ (111,503)   $  (31,280)
    Realized gains (losses)                              (2,485)           (6)      (13,946)       (2,678)
    Change in unrealized appreciation
      (depreciation) during the period                  (18,112)          134      (112,333)         (680)
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
     resulting from operations                          (30,435)          (11)     (237,783)      (34,638)

Contract transactions:
  Purchase payments from contract owners                 94,332         3,039       486,559       255,287
  Contract terminations and annuity
       payouts                                           (1,259)            -       (22,870)       (1,723)
  Transfers between accounts                            237,143            18        64,051       131,465
  Contract loans                                         (2,507)            -        (4,382)         (369)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                            (216)            1          (190)          467
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  327,492         3,058       523,168       385,127
                                                     ------------------------    ------------------------
Total increase (decrease) in net assets                 297,058         3,047       285,386       350,489

Net assets at beginning of period                         3,047             -       350,489             -
                                                     ------------------------    ------------------------

Net assets at end of period                          $  300,105    $    3,047    $  635,875    $  350,489
                                                     ========================    ========================

                                                          FRANKLIN MONEY            FRANKLIN STRATEGIC
                                                           MARKET FUND            INCOME SECURITIES FUND
                                                     ------------------------    ------------------------
                                                        2002          2001*         2002          2001*
                                                     ------------------------    ------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (31,379)   $   (7,746)   $   (8,625)   $    1,205
    Realized gains (losses)                                   -             -          (395)           (5)
    Change in unrealized appreciation
      (depreciation) during the period                        -             -         9,480        (1,128)
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from operations                             (31,379)       (7,746)          460            72

Contract transactions:
  Purchase payments from contract owners                354,579       115,626       146,557        44,859
  Contract terminations and annuity
       payouts                                           (7,519)         (254)         (851)            -
  Transfers between accounts                            (58,984)       48,270        17,535         2,612
  Contract loans                                         (2,649)          (19)       (1,464)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              29            20            16           136
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  285,456       163,643       161,794        47,607
                                                     ------------------------    ------------------------
Total increase (decrease) in net assets                 254,076       155,897       162,254        47,679

Net assets at beginning of period                       155,897             -        47,679             -
                                                     ------------------------    ------------------------

Net assets at end of period                          $  409,973    $  155,897    $  209,933    $   47,679
                                                     ========================    ========================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                         TEMPLETON GROWTH           COLONIAL SMALL CAP FUND, VARIABLE
                                                          SECURITIES FUND                       SERIES
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001         2000
                                                     ------------------------    --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $     (279)   $     (218)   $  (50,038)   $  (31,991)   $   (8,572)
    Realized gains (losses)                                 (43)          (24)        6,673         2,458         1,369
    Change in unrealized appreciation
      (depreciation) during the period                     (670)          211       (41,456)       12,294         4,384
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (992)          (31)      (84,821)      (17,239)       (2,819)

Contract transactions:
  Purchase payments from contract owners                  3,858         2,524       224,787       204,398        61,223
  Contract terminations and annuity
    payouts                                                   -             -       (17,641)       (4,584)         (179)
  Transfers between accounts                              6,141             -         3,863        23,787        (4,310)
  Contract loans                                              -             -        (4,281)       (1,176)         (321)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              (0)            -          (513)           24            (8)
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                    9,999         2,524       206,215       222,449        56,405
                                                     ------------------------    --------------------------------------
Total increase (decrease) in net assets                   9,007         2,493       121,393       205,210        53,586

Net assets at beginning of period                         2,493             -       261,457        56,247         2,661
                                                     ------------------------    --------------------------------------

Net assets at end of period                          $   11,500    $    2,493    $  382,850    $  261,457    $   56,247
                                                     ========================    ======================================

                                                      COLONIAL HIGH YIELD SECURITIES FUND,
                                                                 VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (1,673)   $   (3,324)   $       69
    Realized gains (losses)                              (4,144)       (7,275)         (205)
    Change in unrealized appreciation
     (depreciation) during the period                   (10,002)       (7,316)       (6,690)
                                                     --------------------------------------
Net increase (decrease) in net assets
     resulting from operations                          (15,819)      (17,915)       (6,826)

Contract transactions:
  Purchase payments from contract owners                 36,881       110,213        63,755
  Contract terminations and annuity
       payouts                                           (5,291)       (1,850)         (198)
  Transfers between accounts                             (4,060)      (30,055)       (9,397)
  Contract loans                                           (413)         (394)         (296)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             (80)         (159)           (7)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   27,037        77,755        53,857
                                                     --------------------------------------
Total increase (decrease) in net assets                  11,218        59,840        47,031

Net assets at beginning of period                       107,001        47,161           130
                                                     --------------------------------------

Net assets at end of period                          $  118,219    $  107,001    $   47,161
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                        COLONIAL STRATEGIC INCOME FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $    1,083    $    1,160    $    3,178
    Realized gains (losses)                              (2,701)       (2,443)            3
    Change in unrealized appreciation
      (depreciation) during the period                    2,552        (2,780)       (5,181)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 934        (4,063)       (2,000)

Contract transactions:
  Purchase payments from contract owners                 10,385        53,520        66,602
  Contract terminations and annuity
    payouts                                              (2,621)         (727)          (82)
  Transfers between accounts                             (3,433)      (15,023)      (13,469)
  Contract loans                                         (5,536)         (764)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              54           (75)           (1)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   (1,152)       36,931        53,050
                                                     --------------------------------------
Total increase (decrease) in net assets                    (218)       32,868        51,050

Net assets at beginning of period                        84,018        51,150           100
                                                     --------------------------------------

Net assets at end of period                          $   83,800    $   84,018    $   51,150
                                                     ======================================

                                                       COLONIAL U.S. GROWTH & INCOME FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002           2001        2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (52,436)   $   (7,386)   $   (1,937)
    Realized gains (losses)                             (21,217)      (27,795)        1,353
    Change in unrealized appreciation
      (depreciation) during the period                 (109,217)      (35,895)      (14,069)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (182,870)      (71,076)      (14,653)

Contract transactions:
  Purchase payments from contract owners                204,306       516,191       216,047
  Contract terminations and annuity
       payouts                                          (24,385)      (11,655)         (518)
  Transfers between accounts                              7,245      (145,620)       17,182
  Contract loans                                         (5,546)       (6,807)         (714)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             (52)        1,121           156
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  181,568       353,230       232,153
                                                     --------------------------------------
Total increase (decrease) in net assets                  (1,302)      282,154       217,500

Net assets at beginning of period                       501,091       218,937         1,437
                                                     --------------------------------------

Net assets at end of period                          $  499,789    $  501,091    $  218,937
                                                     --------------------------------------

                                                         LIBERTY ALL-STAR EQUITY FUND,
                                                               VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (8,404)   $   (9,503)   $     (258)
    Realized gains (losses)                              (3,022)      (11,186)           62
    Change in unrealized appreciation
      (depreciation) during the period                  (16,769)           62        (2,436)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (28,194)      (20,627)       (2,632)

Contract transactions:
  Purchase payments from contract owners                 27,063        67,253        50,348
  Contract terminations and annuity
    payouts                                              (4,030)       (2,354)          (67)
  Transfers between accounts                              2,764       (27,539)        2,907
  Contract loans                                         (1,131)         (117)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             135            57            (1)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   24,802        37,300        53,187
                                                     --------------------------------------
Total increase (decrease) in net assets                  (3,393)       16,673        50,555

Net assets at beginning of period                        67,330        50,657           102
                                                     --------------------------------------

Net assets at end of period                          $   63,937    $   67,330    $   50,657
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                            MFS CAPITAL
                                                       OPPORTUNITIES SERIES             MPS EMERGING GROWTH SERIES
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001          2000
                                                     ------------------------    --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (30,302)   $  (11,079)   $  (32,034)   $  (29,520)   $  (13,811)
    Realized gains (losses)                              (4,448)       (1,037)      (26,531)      (54,576)       (2,214)
    Change in unrealized appreciation
      (depreciation) during the period                  (39,144)        4,699       (58,907)      (13,987)      (21,091)
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (73,894)       (7,417)     (117,473)      (98,083)      (37,116)

Contract transactions:
  Purchase payments from contract owners                104,713        81,974       116,508       231,179       148,199
  Contract terminations and annuity
    payouts                                              (5,244)         (714)      (16,776)       (5,456)         (497)
  Transfers between accounts                             16,697        39,142         7,202       (34,440)       10,218
  Contract loans                                           (298)         (197)       (3,486)       (3,550)         (289)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              62            92           210         1,547          (321)
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  115,929       120,297       103,657       189,280       157,310
                                                     ------------------------    --------------------------------------
Total increase (decrease) in net assets                  42,035       112,880       (13,816)       91,197       120,194

Net assets at beginning of period                       112,880             -       211,888       120,691           497
                                                     ------------------------    --------------------------------------

Net assets at end of period                          $  154,915    $  112,880    $  198,072    $  211,888    $  120,691
                                                     ========================    ======================================

                                                               MFS RESEARCH SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (4,135)   $    9,254    $   (1,237)
    Realized gains (losses)                             (10,905)       (3,966)           14
    Change in unrealized appreciation
      (depreciation) during the period                  (22,871)      (35,920)       (8,197)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (37,911)      (30,632)       (9,420)

Contract transactions:
  Purchase payments from contract owners                 14,670        84,498        83,908
  Contract terminations and annuity
    payouts                                              (2,463)         (657)            -
  Transfers between accounts                             (5,517)        1,000         1,002
  Contract loans                                            (43)         (254)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                            (412)          261            (7)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                    6,235        84,848        84,903
                                                     --------------------------------------
Total increase (decrease) in net assets                 (31,676)       54,216        75,483

Net assets at beginning of period                       131,700        77,484         2,001
                                                     --------------------------------------

Net assets at end of period                          $  100,024    $  131,700    $   77,484
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                              MFS UTILITIES SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (11,807)   $   (2,162)   $   (1,869)
    Realized gains (losses)                            (127,338)       (1,527)         (149)
    Change in unrealized appreciation
      (depreciation) during the period                   41,125       (53,496)       (1,118)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (98,021)      (57,185)       (3,136)

Contract transactions:
  Purchase payments from contract owners                190,444       192,247       102,929
  Contract terminations and annuity
    payouts                                           (5,221)       (1,752)         (136)
  Transfers between accounts                           (219,227)       38,759          (394)
  Contract loans                                           (151)            -             -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                            (487)       (1,105)           76
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  (34,642)      228,149       102,475
                                                     --------------------------------------
Total increase (decrease) in net assets                (132,663)      170,964        99,339

Net assets at beginning of period                       270,628        99,664           325
                                                     --------------------------------------

Net assets at end of period                          $  137,965    $  270,628    $   99,664
                                                     ======================================

                                                            MFS INVESTORS TRUST SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (95,229)   $  (29,709)   $   (1,897)
    Realized gains (losses)                             (12,585)       (3,443)          160
    Change in unrealized appreciation
      (depreciation) during the period                 (129,713)      (32,736)         (388)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (237,526)      (65,888)       (2,125)

Contract transactions:
  Purchase payments from contract owners                455,063       307,019       129,215
  Contract terminations and annuity
    payouts                                             (17,177)       (1,925)         (170)
  Transfers between accounts                             37,776       110,667        (1,595)
  Contract loans                                         (4,555)         (328)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             166         1,095             -
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  471,273       416,528       127,450
                                                     --------------------------------------
Total increase (decrease) in net assets                 233,747       350,640       125,325

Net assets at beginning of period                       476,009       125,369            44
                                                     --------------------------------------

Net assets at end of period                          $  709,756    $  476,009    $  125,369
                                                     ======================================

                                                      MFS HIGH INCOME SERIES
                                                     ------------------------
                                                        2002         2001*
                                                     ------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $  (18,056)   $   (7,425)
     Realized gains (losses)                             (2,309)         (121)
     Change in unrealized appreciation
       (depreciation) during the period                  (2,807)          621
                                                     ------------------------
Net increase (decrease) in net assets
  resulting from operations                             (23,172)       (6,925)

Contract transactions:
  Purchase payments from contract owners                156,288        81,278
  Contract terminations and annuity
    payouts                                              (5,036)         (250)
  Transfers between accounts                            (14,775)       26,262
  Contract loans                                         (2,094)          (20)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              61           247
                                                     ------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  134,443       107,517
                                                     ------------------------
Total increase (decrease) in net assets                 111,270       100,592

Net assets at beginning of period                       100,592             -
                                                     ------------------------

Net assets at end of period                          $  211,862    $  100,592
                                                     ========================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                            STEIN ROE BALANCED FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $   (1,470)   $      885    $     (718)
     Realized gains (losses)                             (4,538)       (8,195)          (70)
     Change in unrealized appreciation
       (depreciation) during the period                 (17,987)       (3,563)       (1,282)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (23,995)      (10,873)       (2,070)

Contract transactions:
  Purchase payments from contract owners                 27,870       141,102        46,968
  Contract terminations and annuity
     payouts                                             (2,737)      (40,647)           (4)
  Transfers between accounts                             (4,877)        4,605        (1,093)
  Contract loans                                              -             -             -
  Other transfers (to) from Liberty Life
     Assurance Company of Boston                             23         1,489            (4)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   20,281       106,549        45,867
                                                     --------------------------------------
Total increase (decrease) in net assets                  (3,715)       95,676        43,797

Net assets at beginning of period                       139,473        43,797             -
                                                     --------------------------------------

Net assets at end of period                          $  135,758    $  139,473    $   43,797
                                                     ======================================

                                                           STEIN ROE GROWTH STOCK FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $  (58,565)   $  (18,294)   $  (17,964)
     Realized gains (losses)                            (46,743)     (109,959)         (827)
     Change in unrealized appreciation
       (depreciation) during the period                (111,839)      (48,490)      (52,081)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (217,146)     (176,743)      (70,872)

Contract transactions:
  Purchase payments from contract owners                179,658       433,272       329,002
  Contract terminations and annuity
     payouts                                            (22,911)      (10,537)         (518)
  Transfers between accounts                             14,635       (81,031)       44,065
  Contract loans                                         (9,053)       (3,926)         (858)
  Other transfers (to) from Liberty Life
     Assurance Company of Boston                             45         2,023           (84)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  162,373       339,801       371,607

Total increase (decrease) in net assets                 (54,773)      163,058       300,735
                                                     --------------------------------------
Net assets at beginning of period                       465,164       302,106         1,371
                                                     --------------------------------------

Net assets at end of period                          $  410,391    $  465,164    $  302,106
                                                     ======================================

                                                           STEIN ROE MONEY MARKET FUND
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $  (23,539)   $  (30,469)   $  (11,103)
     Realized gains (losses)                                (27)            -             -
     Change in unrealized appreciation
       (depreciation) during the period                       -             -             -
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (23,566)      (30,469)      (11,103)

Contract transactions:
  Purchase payments from contract owners                103,252       340,945       129,702
  Contract terminations and annuity
     payouts                                             (8,467)       (4,840)         (341)
  Transfers between accounts                            (85,014)     (185,272)        5,107
  Contract loans                                           (389)         (380)         (109)
  Other transfers (to) from Liberty Life
     Assurance Company of Boston                             70            25           113
                                                     --------------------------------------
Net increase (decrease) in net assets
     resulting from contract transactions                 9,453       150,478       134,472
                                                     --------------------------------------
Total increase (decrease) in net assets                 (14,113)      120,009       123,369

Net assets at beginning of period                       246,909       126,900         3,531
                                                     --------------------------------------

Net assets at end of period                          $  232,796    $  246,909    $  126,900
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                              LLAC Variable Account

                          Notes to Financial Statements

                                December 31, 2002

1.   ORGANIZATION

LLAC Variable Account (the "Variable Account") is a separate investment account established by Liberty Life Assurance Company of Boston (the "Company") to receive and invest premium payments from group and individual variable life insurance contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The eligible fund options are as follows:

          AIM Variable Insurance Funds, Inc.
            AIM V.I. New Technology
            AIM V.I. Capital Appreciation Fund
            AIM V.I. Government Securities Fund
            AIM V.I. International Equity Fund

          Dreyfus Funds
            Dreyfus Stock Index Fund
            Dreyfus Variable Investment Fund - Capital Appreciation Portfolio Dreyfus Emerging Leaders Fund
            Dreyfus Technology Growth Fund
            Dreyfus Socially Responsible Growth Fund

          Franklin Templeton Funds, Inc.
            Franklin Growth and Income Fund
            Franklin Large Cap Growth Fund
            Franklin Money Market Fund
            Franklin Strategic Income Fund
            Templeton Growth Securities Fund

          Liberty Variable Investment Trust (LVIT)
            Colonial Small Cap Value Fund, Variable Series Colonial High Yield Securities Fund, Variable Series Colonial Strategic Income Fund, Variable Series Colonial U.S. Growth & Income Fund, Variable Series Liberty All-Star Equity Fund, Variable Series

          MFS Variable Insurance Trust
            MFS Capital Opportunities Series
            MFS Emerging Growth Series
            MFS Research Series
            MFS Utilities Series

            MFS Investors Trust (formerly, Growth with Income) Series MFS High Income Series

          SteinRoe Variable Investment Trust (SRVIT)
            Stein Roe Balanced Fund, Variable Series
            Stein Roe Growth Stock Fund, Variable Series
            Stein Roe Money Market Fund

2.   SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

INVESTMENTS

Investments in shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investment sold.

If a contractholder's financial transaction is not executed on the appropriate investment date, a correcting buy or sell of shares is required by the Company in order to make the contractholder whole. The resulting risk of a gain or loss has no effect on the contractholder's account and is fully assumed by the Company.

INCOME TAXES

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account. Therefore, no provision for income taxes has been charged against the Variable Account.

3.   NEW AUDIT GUIDE

Effective January 1, 2001, the Variable Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts. Certain disclosures in the financial statements of the Variable Account have changed as a result of the adoption of the Guide.

4.   EXPENSES

Liberty's Spectrum Select, a modified single payment variable life insurance contract (SPVUL), has no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. An annual contract fee to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 1.65% of contract value.

Liberty's Spectrum Select Plus, a flexible premium variable life insurance contract (FPVUL), has a deduction made from each purchase payment for taxes and sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. A monthly contract fee to cover the cost of contract administration is deducted from each contractholder's account at the beginning of each contract month. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 0.60% of contract value.

5.   AFFILIATED COMPANY TRANSACTIONS

The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation, an affiliate of the Company, is the investment advisor to the LVIT. Colonial Management Services, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT for all portfolios except the Liberty All-Star Equity Fund. Liberty Asset Management Company, and affiliate of the Company, is the investment sub-advisor for the Liberty All-Star Equity Fund. All of the above affiliates were sold by Liberty Financial Corporation on November 1, 2001.

6.   CONTRACT LOANS

Contractholders are permitted to borrow against the cash value of their account. The loan proceeds are deducted from the Variable Account and recorded in the Company's general account as an asset.

7.   DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life insurance contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

8.   PURCHASES AND SALES OF INVESTMENTS

The cost of shares purchased, including reinvestment of dividend distributions, and proceeds from shares sold by the Variable Account during 2002 are shown below:

FUND                                                                  PURCHASES       SALES
-----------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                        $        688   $        443
AIM V.I. Capital Appreciation Fund                                       284,517        112,229
AIM V.I. Government Securities Fund                                      224,703        122,234
AIM V.I. International Equity Fund                                       235,023         57,413
Dreyfus Stock Index Fund                                                 783,599        135,577
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio        291,498        275,477
Dreyfus Investment Portfolio - Emerging Leaders Fund                     222,476         17,944
Dreyfus Investment Portfolio - Technology Growth Fund                     50,178          6,047
Dreyfus Socially Responsible Growth Fund                                  25,317         17,385
Franklin Growth and Income Securities Fund                               331,862         14,205
Franklin Large Cap Growth Securities Fund                                455,036         43,370
Franklin Money Market Fund                                               354,384        100,308
Franklin Strategic Income Securities Fund                                177,584         24,415
Templeton Growth Securities Fund                                          10,351            632
Colonial Small Cap Value Fund, Variable Series                           232,514         76,337
Colonial High Yield Securities Fund, Variable Series                      41,123         15,743
Colonial Strategic Income Fund, Variable Series                           21,353         21,405
Colonial U.S. Growth and Income Fund, Variable Series                    190,994         61,971
Liberty All-Star Equity Fund, Variable Series                             25,722          9,325
MFS VIT Capital Opportunities Series                                      94,872          9,246
MFS VIT Emerging Growth Series                                           103,351         31,728
MFS VIT Research Series                                                   17,803         15,643
MFS VIT Utilities Series                                                 202,585        249,034
MFS VIT Investors Trust Series                                           410,188         34,113
MFS VIT High Income Series                                               151,985         35,599
SteinRoe Balanced Fund, Variable Series                                   36,541         17,731
SteinRoe Growth Stock Fund, Variable Series                              150,653         46,844
SteinRoe Money Market Fund                                               132,492        146,605

                                                                    ------------   ------------
                                                                    $  5,259,392   $  1,699,003
                                                                    ============   ============

9.   CHANGES IN UNITS OUTSTANDING

The changes in units outstanding during 2002 are shown below:

                                                                        UNITS         UNITS       NET INCREASE
FUND                                                                   ISSUED        REDEEMED       IN UNITS
--------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                                 101             59             42
AIM V.I. Capital Appreciation Fund                                        55,199         22,224         32,975
AIM V.I. Government Securities Fund                                       18,897         10,069          8,828
AIM V.I. International Equity Fund                                        43,916         11,801         32,115
Dreyfus Stock Index Fund                                                 118,956         21,401         97,555
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio         37,394         36,584            810
Dreyfus Investment Portfolio - Emerging Leaders Fund                      25,242          2,204         23,038
Dreyfus Investment Portfolio - Technology Growth Fund                      8,713          1,158          7,555
Dreyfus Socially Responsible Growth Fund                                   4,576          3,656            920
Franklin Growth and Income Securities Fund                                35,455          1,659         33,796
Franklin Large Cap Growth Securities Fund                                 60,223          6,318         53,905
Franklin Money Market Fund                                                35,186          9,878         25,308
Franklin Strategic Income Securities Fund                                 17,631          2,324         15,307
Templeton Growth Securities Fund                                           1,167             77          1,090
Colonial Small Cap Value Fund, Variable Series                            17,469          6,206         11,263
Colonial High Yield Securities Fund, Variable Series                       3,859          1,873          1,986
Colonial Strategic Income Fund, Variable Series                            1,405          1,967           (562)
Colonial U.S. Growth and Income Fund, Variable Series                     21,371          7,448         13,923
Liberty All-Star Equity Fund, Variable Series                              3,620          1,404          2,216
MFS VIT Capital Opportunities Series                                      14,808          1,567         13,241
MFS VIT Emerging Growth Series                                            23,527          8,753         14,774
MFS VIT Research Series                                                    3,181          2,813            368
MFS VIT Utilities Series                                                  29,061         40,559        (11,498)
MFS VIT Investors Trust Series                                            54,623          5,009         49,614
MFS VIT High Income Series                                                14,750          3,610         11,140
SteinRoe Balanced Fund, Variable Series                                    4,255          2,328          1,927
SteinRoe Growth Stock Fund, Variable Series                               28,393         10,250         18,143
SteinRoe Money Market Fund                                                12,111         13,779         (1,668)

                                                                    ------------------------------------------
                                                                         695,092        236,981        458,111
                                                                    ==========================================

10.  UNIT VALUES

A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                               AT DECEMBER 31, 2002
                                                                  --------------------------------------------
                                                                               UNIT FAIR VALUE
SUBACCOUNT                                                           UNITS    LOWEST TO HIGHEST     NET ASSETS
--------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                              68    $5.04 to $10.00    $       343
AIM V.I. Capital Appreciation Fund                                   105,565       4.56 to 5.54        522,335
AIM V.I. Government Securities Fund                                   37,071     12.15 to 12.54        451,949
AIM V.I. International Equity Fund                                    89,901       4.50 to 5.23        450,993
Dreyfus Stock Index Fund                                             206,896       6.27 to 6.40      1,283,323
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio     47,108       7.40 to 7.66        349,982
Dreyfus Investment Portfolio - Emerging Leaders Fund                  37,161       8.07 to 8.21        304,398
Dreyfus Investment Portfolio - Technology Growth Fund                 13,285       4.89 to 5.55         66,574
Dreyfus Socially Responsible Growth Fund                              10,989       4.63 to 4.88         51,517
Franklin Growth and Income Securities Fund                            34,086       8.18 to 8.94        300,105
Franklin Large Cap Growth Securities Fund                             92,856       6.81 to 6.92        635,875
Franklin Money Market Fund                                            40,756     10.00 to 10.20        409,973
Franklin Strategic Income Securities Fund                             19,995     10.49 to 10.52        209,933
Templeton Growth Securities Fund                                       1,322       7.74 to 8.77         11,500
Colonial Small Cap Value Fund, Variable Series                        30,889     11.97 to 12.63        382,850
Colonial High Yield Securities Fund, Variable Series                  14,167       8.24 to 8.57        118,219
Colonial Strategic Income Fund, Variable Series                        7,759     10.76 to 11.00         83,800
Colonial U.S. Growth and Income Fund, Variable Series                 60,175       8.05 to 8.59        499,789
Liberty All-Star Equity Fund, Variable Series                          9,688       6.27 to 7.01         63,937
MFS VIT Capital Opportunities Series                                  26,619       5.72 to 6.08        154,915
MFS VIT Emerging Growth Series                                        53,043       3.08 to 4.16        198,072
MFS VIT Research Series                                               18,999       5.21 to 5.91        100,024
MFS VIT Utilities Series                                              23,700       5.64 to 6.64        137,965
MFS VIT Investors Trust Series                                       104,199       6.80 to 6.82        709,756
MFS VIT High Income Series                                            21,491       9.84 to 9.88        211,862
SteinRoe Balanced Fund, Variable Series                               18,185       7.43 to 7.80        135,758
SteinRoe Growth Stock Fund, Variable Series                           89,106       4.24 to 4.90        410,391
SteinRoe Money Market Fund                                            21,862     10.30 to 10.98        232,796

                                                                          FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2002
                                                                     ---------------------------------------------------------
                                                                      EXPENSES RATIO*      INVESTMENT      TOTAL RETURN***
SUBACCOUNT                                                           LOWEST TO HIGHEST    INCOME RATIO**   LOWEST TO HIGHEST
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                           0.60% to 1.65%               0.00%    (45.45)% to 0.00%
AIM V.I. Capital Appreciation Fund                                     0.60% to 1.65%               0.00%  (25.61)% to (24.83)%
AIM V.I. Government Securities Fund                                    0.60% to 1.65%               2.08%       7.81% to 8.95%
AIM V.I. International Equity Fund                                     0.60% to 1.65%               0.72%  (17.13)% to (16.19)%
Dreyfus Stock Index Fund                                               0.60% to 1.65%               1.51%  (23.72)% to (22.78)%
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio      0.60% to 1.65%               1.10%  (18.07)% to (17.23)%
Dreyfus Investment Portfolio - Emerging Leaders Fund                   0.60% to 1.65%               0.00%  (21.19)% to (20.37)%
Dreyfus Investment Portfolio - Technology Growth Fund                  0.60% to 1.65%               0.00%  (40.39)% to (39.78)%
Dreyfus Socially Responsible Growth Fund                               0.60% to 1.65%               0.23%  (30.17)% to (29.38)%
Franklin Growth and Income Securities Fund                             0.60% to 1.65%               0.36%  (17.15)% to (16.19)%
Franklin Large Cap Growth Securities Fund                              0.60% to 1.65%               0.76%  (24.37)% to (23.65)%
Franklin Money Market Fund                                             0.60% to 1.65%               1.03%     (0.60)% to 0.49%
Franklin Strategic Income Securities Fund                              0.60% to 1.65%               0.02%       3.05% to 4.16%
Templeton Growth Securities Fund                                       0.60% to 1.65%               1.86%  (19.84)% to (18.95)%
Colonial Small Cap Value Fund, Variable Series                         0.60% to 1.65%               4.02%    (7.71)% to (6.79)%
Colonial High Yield Securities Fund, Variable Series                   0.60% to 1.65%               8.54%    (5.40)% to (4.35)%
Colonial Strategic Income Fund, Variable Series                        0.60% to 1.65%               7.95%       6.75% to 7.84%
Colonial U.S. Growth and Income Fund, Variable Series                  0.60% to 1.65%               1.35%  (23.17)% to (22.45)%
Liberty All-Star Equity Fund, Variable Series                          0.60% to 1.65%               0.20%  (27.26)% to (26.44)%
MFS VIT Capital Opportunities Series                                   0.60% to 1.65%               0.04%  (30.83)% to (30.16)%
MFS VIT Emerging Growth Series                                         0.60% to 1.65%               0.00%  (35.02)% to (34.18)%
MFS VIT Research Series                                                0.60% to 1.65%               0.28%  (25.78)% to (25.00)%
MFS VIT Utilities Series                                               0.60% to 1.65%               3.51%  (23.99)% to (23.24)%
MFS VIT Investors Trust Series                                         0.60% to 1.65%               0.48%  (22.29)% to (21.43)%
MFS VIT High Income Series                                             0.60% to 1.65%               6.02%       0.92% to 1.96%
SteinRoe Balanced Fund, Variable Series                                0.60% to 1.65%               3.23%  (13.10)% to (12.26)%
SteinRoe Growth Stock Fund, Variable Series                            0.60% to 1.65%               0.19%  (31.28)% to (30.50)%
SteinRoe Money Market Fund                                             0.60% to 1.65%               1.16%     (0.39)% to 0.73%

                                                                              AT DECEMBER 31, 2001
                                                                       ------------------------------------
                                                                                UNIT FAIR VALUE
SUBACCOUNT                                                              UNITS  LOWEST TO HIGHEST NET ASSETS
-----------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                                26  $9.24 to $10.00     $ 241
AIM V.I. Capital Appreciation Fund                                      75,588     6.13 to 7.37   489,642
AIM V.I. Government Securities Fund                                     28,252   11.27 to 11.51   320,104
AIM V.I. International Equity Fund                                      57,783     5.43 to 6.24   342,908
Dreyfus Stock Index Fund                                               109,341     8.12 to 8.39   904,691
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio       46,299     8.93 to 9.35   418,628
Dreyfus Investment Portfolio - Emerging Leaders Fund                    14,124   10.24 to 10.31   145,368
Dreyfus Investment Portfolio - Technology Growth Fund                    5,730     8.12 to 9.31    48,778
Dreyfus Socially Responsible Growth Fund                                10,068     6.63 to 6.91    67,193
Franklin Growth and Income Securities Fund                                 290    9.76 to 10.79     3,047
Franklin Large Cap Growth Securities Fund                               38,953     8.92 to 9.15   350,489
Franklin Money Market Fund                                              15,488   10.06 to 10.15   155,897
Franklin Strategic Income Securities Fund                                4,688   10.10 to 10.18    47,679
Templeton Growth Securities Fund                                           232    9.55 to 10.94     2,493
Colonial Small Cap Value Fund, Variable Series                          19,620   12.97 to 13.55   261,457
Colonial High Yield Securities Fund, Variable Series                    12,176     8.71 to 8.96   107,001
Colonial Strategic Income Fund, Variable Series                          8,320   10.08 to 10.20    84,018
Colonial U.S. Growth and Income Fund, Variable Series                   46,249   10.38 to 11.18   501,091
Liberty All-Star Equity Fund, Variable Series                            7,490     8.62 to 9.53    67,330
MFS Capital Opportunities Series                                        13,379     8.19 to 8.79   112,880
MFS Emerging Growth Series                                              38,267     4.74 to 6.32   211,888
MFS Research Series                                                     18,630     7.02 to 7.88   131,700
MFS Utilities Series                                                    35,194     7.42 to 8.65   270,628
MFS Investors Trust Series                                              54,585     8.68 to 8.75   476,009
MFS High Income Series                                                  10,351     9.69 to 9.75   100,592
SteinRoe Balanced Fund, Variable Series                                 16,258     8.55 to 8.99   139,473
SteinRoe Growth Stock Fund, Variable Series                             70,957     6.17 to 7.05   465,164
SteinRoe Money Market Fund                                              23,530   10.34 to 10.90   246,909

                                                                          FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2001
                                                                     -----------------------------------------------------
                                                                      EXPENSES RATIO*   INVESTMENT      TOTAL RETURN***
SUBACCOUNT                                                           LOWEST TO HIGHEST INCOME RATIO**  LOWEST TO HIGHEST
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                           0.60% to 1.65%     106.22%         (7.60)% to 0.00%
AIM V.I. Capital Appreciation Fund                                     0.60% to 1.65%      11.44%     (24.51)% to (23.78)%
AIM V.I. Government Securities Fund                                    0.60% to 1.65%       4.85%           4.64% to 5.69%
AIM V.I. International Equity Fund                                     0.60% to 1.65%       4.03%     (24.79)% to (24.00)%
Dreyfus Stock Index Fund                                               0.60% to 1.65%       1.92%     (13.59)% to (12.69)%
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio      0.60% to 1.65%       1.32%      (10.87)% to (9.79)%
Dreyfus Investment Portfolio - Emerging Leaders Fund                   0.60% to 1.65%       0.00%           2.40% to 3.10%
Dreyfus Investment Portfolio - Technology Growth Fund                  0.60% to 1.65%       0.00%      (18.80)% to (6.90)%
Dreyfus Socially Responsible Growth Fund                               0.60% to 1.65%       0.07%     (23.88)% to (22.97)%
Franklin Growth and Income Securities Fund                             0.60% to 1.65%       0.00%         (2.40)% to 7.90%
Franklin Large Cap Growth Securities Fund                              0.60% to 1.65%       2.14%      (10.80)% to (8.50)%
Franklin Money Market Fund                                             0.60% to 1.65%       1.38%           0.60% to 1.50%
Franklin Strategic Income Securities Fund                              0.60% to 1.65%       8.80%           1.00% to 1.80%
Templeton Growth Securities Fund                                       0.60% to 1.65%       1.28%         (4.50)% to 9.40%
Colonial Small Cap Value Fund, Variable Series                         0.60% to 1.65%       2.32%           7.46% to 8.66%
Colonial High Yield Securities Fund, Variable Series                   0.60% to 1.65%      13.37%       (4.29)% to (3.34)%
Colonial Strategic Income Fund, Variable Series                        0.60% to 1.65%      10.87%           2.13% to 3.13%
Colonial U.S. Growth and Income Fund, Variable Series                  0.60% to 1.65%      17.81%       (2.27)% to (1.24)%
Liberty All-Star Equity Fund, Variable Series                          0.60% to 1.65%       3.05%     (14.14)% to (13.28)%
MFS Capital Opportunities Series                                       0.60% to 1.65%       0.00%     (18.10)% to (13.28)%
MFS Emerging Growth Series                                             0.60% to 1.65%       6.42%     (34.53)% to (33.89)%
MFS Research Series                                                    0.60% to 1.65%      13.26%     (22.52)% to (21.67)%
MFS Utilities Series                                                   0.60% to 1.65%       7.54%     (25.43)% to (24.65)%
MFS Investors Trust Series                                             0.60% to 1.65%       1.70%     (17.37)% to (16.46)%
MFS High Income Series                                                 0.60% to 1.65%       0.00%       (3.10)% to (2.50)%
SteinRoe Balanced Fund, Variable Series                                0.60% to 1.65%       4.74%      (10.75)% to (9.65)%
SteinRoe Growth Stock Fund, Variable Series                            0.60% to 1.65%      14.56%     (25.93)% to (25.08)%
SteinRoe Money Market Fund                                             0.60% to 1.65%       4.62%           1.97% to 2.93%

* These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

AUDITED CONSOLIDATED FINANCIAL STATEMENTS


Liberty Life Assurance Company of Boston
Years ended December 31, 2002 and 2001

                    Liberty Life Assurance Company of Boston

                    Audited Consolidated Financial Statements

                     Years ended December 31, 2002 and 2001

                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Consolidated Financial Statements

Consolidated Balance Sheets                                                    2
Consolidated Statements of Operations                                          3
Consolidated Statements of Changes in Stockholders' Equity                     4
Consolidated Statements of Cash Flows                                          5
Notes to Consolidated Financial Statements                                     6

                         Report of Independent Auditors

The Board of Directors
Liberty Life Assurance Company of Boston

We have audited the accompanying consolidated balance sheets of Liberty Life Assurance Company of Boston as of December 31, 2002 and 2001, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Liberty Life Assurance Company of Boston at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

February 14, 2003

                    Liberty Life Assurance Company of Boston

                           Consolidated Balance Sheets

                                                        DECEMBER 31
                                                     2002           2001
                                                 ---------------------------
                                                        (IN THOUSANDS)
ASSETS
Investments:
  Fixed maturities, available for sale
  (cost: 2002 - $4,304,743; 2001 - $3,810,389)   $  4,814,567   $  4,044,418
  Equity securities, available for sale
  (cost: 2002 - $0; 2001 - $24)                             0          1,055
  Policy loans                                         65,162         65,776
  Short-term investments                              147,171        253,726
  Other invested assets                                67,302         74,028
                                                 ---------------------------
Total investments                                   5,094,202      4,439,003

Cash and cash equivalents                              89,357        104,780
Amounts recoverable from reinsurers                   460,804        462,941
Premiums receivable                                    29,225         26,076
Federal income taxes recoverable                        6,294         12,280
Investment income due and accrued                      61,172         55,374
Deferred policy acquisition costs                     152,305        155,451
Receivable for experience rating refunds                  760              0
Other assets                                           22,124         34,575
Assets held in separate accounts                    1,886,913      2,198,234
                                                 ---------------------------

Total assets                                     $  7,803,156   $  7,488,714
                                                 ===========================

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits                         $  2,433,360   $  2,157,595
  Policyholders' and beneficiaries' funds           1,842,562      1,631,697
  Funds withheld on reinsurance                       381,464        370,725
  Policy and contract claims                           49,662         46,344
  Dividends to policyholders                           13,669         13,232
  Experience rating refund reserves                         0          1,575
  Liability for participating policies                 80,847         80,324
  Deferred federal income taxes                       188,078         99,027
  Due to Parent                                        34,067         43,367
  Accrued expenses and other liabilities              251,755        408,728
  Liabilities related to separate accounts          1,886,913      2,198,234
                                                 ---------------------------
Total liabilities                                   7,162,377      7,050,848

Stockholders' equity:
  Common stock, $312.50 par value; 8,000
    shares authorized, issued and outstanding           2,500          2,500
  Additional paid-in capital                          106,500         71,500
  Retained earnings                                   222,228        220,836
  Accumulated other comprehensive income              309,551        143,030
                                                 ---------------------------
Total stockholders' equity                            640,779        437,866
                                                 ---------------------------

Total liabilities and stockholders' equity       $  7,803,156   $  7,488,714
                                                 ===========================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    Liberty Life Assurance Company of Boston

                      Consolidated Statements of Operations

                                                                                        YEAR ENDED DECEMBER 31
                                                                                  2002            2001            2000
                                                                              --------------------------------------------
                                                                                             (IN THOUSANDS)
Revenues:
  Premiums, net                                                               $    555,579    $    518,891    $    625,023
  Net investment income                                                            282,858         250,061         235,799
  Realized capital and other (losses) gains on investments                         (29,905)        (31,980)         42,113
  Contractholder charges and assessments                                            24,888          21,262          15,463
  Other revenues                                                                    34,602          37,294          20,179
                                                                              --------------------------------------------
Total revenues                                                                     868,022         795,528         938,577

Benefits and expenses:
  Death and other policy benefits                                                  439,068         396,754         417,880
  Recoveries from reinsurers on ceded claims                                      (133,732)       (113,755)        (36,964)
  Provision for future policy benefits and other policy liabilities                294,711         279,299         274,105
  Interest credited to policyholders                                               108,259          94,170          73,654
  Change in deferred policy acquisition costs                                      (14,874)        (23,075)        (18,346)
  General expenses                                                                 144,566         141,759         140,162
  Insurance taxes and licenses                                                      14,254          16,665          16,228
  Dividends to policyholders                                                        13,010          12,577          12,622
                                                                              --------------------------------------------
Total benefits and expenses                                                        865,262         804,394         879,341
                                                                              --------------------------------------------

Income (loss) before federal income taxes and earnings
  of participating policies                                                          2,760          (8,866)         59,236

Federal income tax expense (benefit)                                                   845          (3,373)         20,480
                                                                              --------------------------------------------

Income (loss) before earnings of participating policies                              1,915          (5,493)         38,756

Earnings of participating policies net of federal income tax
  benefit of $1,387 in 2002, $4,072 in 2001 and $1,035 in 2000                         523           4,754            (354)
                                                                              --------------------------------------------

Net income (loss)                                                             $      1,392    $    (10,247)   $     39,110
                                                                              ============================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    Liberty Life Assurance Company of Boston

           Consolidated Statements of Changes in Stockholders' Equity

                                 (IN THOUSANDS)

                                                                                           ACCUMULATED
                                                              ADDITIONAL                      OTHER
                                                  COMMON        PAID-IN       RETAINED    COMPREHENSIVE
                                                  STOCK         CAPITAL       EARNINGS       INCOME          TOTAL
                                              ------------------------------------------------------------------------

Balance at January 1, 2000                    $      2,500   $     56,500   $    191,973   $      3,062   $    254,035

Additional paid-in capital                                                                                           0

Comprehensive income:
  Net income                                                                      39,110                        39,110

  Other comprehensive income, net of tax:
    Net unrealized losses on investments                                                         79,114         79,114

    Foreign currency translation adjustment                                                      (4,047)        (4,047)
                                                                                                          ------------

Comprehensive loss                                                                                             114,177

                                              ------------------------------------------------------------------------

Balance at December 31, 2001                         2,500         56,500        231,083         78,129        368,212

Additional paid-in capital                                         15,000                                       15,000

Comprehensive income:
  Net loss                                                                       (10,247)                      (10,247)

  Other comprehensive income, net of tax:
    Net unrealized gains on investments                                                          64,003         64,003

    Foreign currency translation adjustment                                                         898            898
                                                                                                          ------------

Comprehensive income                                                                                            54,654

                                              ------------------------------------------------------------------------

Balance at December 31, 2001                         2,500         71,500        220,836        143,030        437,866

Additional paid-in capital                                         35,000                                       35,000

Comprehensive income:
  Net income                                                                       1,392                         1,392

  Other comprehensive income, net of tax:
    Net unrealized gains on investments                                                         166,521        166,521

                                                                                                          ------------

Comprehensive income                                                                                           167,913

                                              ------------------------------------------------------------------------

Balance at December 31, 2002                  $      2,500   $    106,500   $    222,228   $    309,551   $    640,779
                                              ========================================================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    Liberty Life Assurance Company of Boston

                      Consolidated Statements of Cash Flows

                                                                         YEARS ENDED DECEMBER 31
                                                                   2002            2001          2000
                                                               ------------------------------------------
                                                                             (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                              $      1,392   $    (10,247)  $     39,110
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
    Realized capital and other losses (gains) on investments         29,905         31,980        (42,113)
    Accretion of bond discount                                      (22,016)       (23,252)       (21,243)
    Interest credited to policyholders                              108,259         93,100         73,616
    Changes in assets and liabilities:
      Amounts recoverable from reinsurers                             2,137         (1,280)      (391,060)
      Premiums receivable                                            (3,149)        12,605        (22,238)
      Investment income due and accrued                              (5,798)        (8,570)       (11,419)
      Deferred policy acquisition costs                             (14,874)       (23,075)       (18,346)
      Other assets                                                    9,583         (4,901)       (12,514)
      Future policy benefits                                        275,765        284,355        287,530
      Funds withheld on reinsurance                                  10,739         10,646        360,079
      Policy and contract claims                                      3,318         (9,372)        12,788
      Dividends to policyholders                                        437            279            616
      Experience rating refund liabilities                           (2,335)        (1,736)        (1,290)
      Liability for participating policies                              523          4,754           (354)
      Change in federal income tax balances                           5,986         (7,754)       (22,814)
      Deferred federal income taxes                                  (1,170)        (3,935)       (11,015)
      Due to Parent                                                  (9,300)         5,917         31,477
      Accrued expenses and other liabilities                         (7,606)        (8,712)        56,067
                                                               ------------------------------------------
Net cash provided by operating activities                           381,796        340,802        306,877

CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from  fixed maturities sold                              574,402        518,426        522,325
  Proceeds from fixed maturities matured                            231,868         64,513          5,190
  Cost of fixed investments acquired                             (1,294,830)    (1,104,602)    (1,088,358)
  Proceeds from equities sold                                           816          3,608         27,960
  Cost of equity securities acquired                                   (218)        (1,836)        (1,048)
  Change in policy loans                                                614         (5,121)        (3,648)
  Investment cash in transit                                         (4,701)         3,384            785
  Proceeds from short-term investments sold or matured            1,700,422      1,294,936      1,329,943
  Cost from short-term investments acquired                      (1,593,866)    (1,351,457)    (1,453,675)
  Net proceeds from reverse repurchase agreements                    10,580          3,064         (6,488)
  Proceeds from other long-term investments sold & matured            4,472         16,835         10,123
  Costs from other long-term investments acquired                   (12,005)       (14,067)       (18,097)
                                                               ------------------------------------------
Net cash used in investing activities                              (382,446)      (572,317)      (674,988)

CASH FLOWS FROM FINANCING ACTIVITIES
  Additional paid in capital                                         35,000         15,000              0
  Policyholders deposits on investment contracts                    252,923        296,041        387,723
  Policyholders withdrawals from investment contracts              (150,318)      (127,407)      (107,734)
  Change in securites loaned                                       (152,378)       134,113         80,173
                                                               ------------------------------------------
Net cash (used in) provided by financing activities                 (14,773)       317,747        360,162
                                                               ------------------------------------------

Change in cash and cash equivalents                                 (15,423)        86,232         (7,949)
Cash and cash equivalents, beginning of year                        104,780         18,548         26,497
                                                               ------------------------------------------

Cash and cash equivalents, end of year                         $     89,357   $    104,780   $     18,548
                                                               ==========================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Liberty Life Assurance Company of Boston (the Company) is domiciled in the Commonwealth of Massachusetts. The Company is wholly owned by Liberty Life Holdings, Inc., which is 90% owned by Liberty Mutual Insurance Company and 10% owned by Liberty Mutual Fire Insurance Company. Liberty Mutual Insurance Company and Liberty Mutual Fire Insurance Company are both wholly owned by Liberty Mutual Group, Inc. Liberty Mutual Group, Inc. is wholly owned by LMHC Massachusetts Holdings Inc., which is wholly owned by Liberty Mutual Holding Company Inc.

The Company insures life, annuity and accident and health risks for groups and individuals. The Company also issues structured settlement contracts and administers separate account contracts. The Company is licensed and sells its products in all 50 states, the District of Columbia and Canada.

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

RECENT ACCOUNTING PRONOUNCEMENTS

In February 2002, the Derivative Implementation Group (DIG) exposed for comment SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the issuer of that Instrument." DIG B36 addresses whether FAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36 modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool or fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. DIG B36 is not expected to be finalized by the FASB until the second quarter of 2003.

If DIG B36 is finalized in its current form, the Company has determined that certain of its reinsurance receivables/(payables) would contain embedded derivatives requiring bifurcation. The Company has not yet determined the fair value of the related embedded derivatives in these products. Management has not determined the impact on the Company's consolidated financial positions, results of operations or cash flows.

In September 2001, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force reached a consensus on Issue 01-10, ACCOUNTING FOR THE IMPACT OF THE TERRORIST ATTACKS OF SEPTEMBER 11, 2001. Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.

In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The Commonwealth of Massachusetts Division of Insurance has adopted Codification as the prescribed basis of accounting on which the Company must report its statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus by $5,081 as of January 1, 2001.

INVESTMENTS

Fixed maturity and equity securities are classified as available for sale and are carried at fair value. Unrealized gains and losses on fixed maturity and equity securities are reflected in accumulated other comprehensive income, net of applicable deferred income taxes. The cost of fixed maturity and equity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of realized capital and other (losses) gains on investments.

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Cash and cash equivalents include cash and all highly liquid investments with maturities of three months or less at the date of acquisition.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

Other invested assets, principally investments in limited partnerships, are accounted for using the equity method.

Policy loans are reported at unpaid loan balances.

Realized capital gains and losses are determined on the specific identification basis.

DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, certain costs of policy underwriting and variable agency expenses. Acquisition costs related to traditional and group life insurance and certain long-duration group accident and health insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment, mortality and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity and equity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the net unrealized gains or losses that are reflected in accumulated other comprehensive income.

RECOGNITION OF TRADITIONAL LIFE PREMIUM REVENUE AND RELATED EXPENSES

Premiums on traditional life insurance policies are recognized as revenue when due. Benefits and expenses are associated with premiums so as to result in the recognition of profits over the life of the policies. This association is accomplished by providing liabilities for future policy benefits and the deferral and subsequent amortization of acquisition costs.

RECOGNITION OF UNIVERSAL LIFE REVENUE AND POLICY ACCOUNT BALANCES

Revenues from universal life policies represent investment income from the related invested assets and amounts assessed against policyholders' account balances. Included in such assessments are mortality charges, surrender charges and administrative fees. Policy account balances consist of consideration received plus credited interest, less accumulated policyholder charges, assessments and withdrawals. Credited interest rates were between 4.00% and 8.50% in 2002, 2001 and 2000.

INVESTMENT CONTRACTS

The Company writes certain annuity and structured settlement contracts without mortality risk which are accounted for as investment contracts. Revenues for investment contracts consist of investment income from the related invested assets, with profits recognized to the extent investment income earned exceeds the amount credited to the contract. This method of computing the liability for future policy benefits effectively results in recognition of profits over the benefit period. Policy account balances consist of consideration received plus credited interest less policyholder withdrawals. Credited interest rates for deferred annuity contracts were between 4.25% and 7.15% in 2002, 2001 and 2000. Credited interest rates for structured settlement and other immediate annuity contracts were between 5.00% and 11.5% in 2002, 2001 and 2000.

FUTURE POLICY BENEFITS

Liabilities for future policy benefits for traditional life policies have been computed using the net level premium method based on estimated future investment yield, mortality and withdrawal experience. Interest rate assumptions were between 4.50% and 10.25% for all years of issue. Mortality assumptions have been calculated principally on an experience multiple applied to the 1955-60 and 1965-70 Select and Ultimate Basic Tables for issues prior to 1986, the 1986 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1986 to 1992 issues, the 1991 Bragg

Non-Smoker/Smoker Select and Ultimate Basic Tables for 1993 to 1998 issues and the 1975-1980 Select and Ultimate Basic Tables for 1999 and subsequent issues. Withdrawal assumptions generally are based on the Company's experience.

The liability for future policy benefits with respect to structured settlement contracts with life contingencies and single premium group annuities (group pension) is determined based on interest crediting rates between 5.00% and 11.50%. The mortality assumptions for the group pension business are based on the 1971 GAM Tables. The structured settlement and other immediate annuity business mortality assumptions for issues through 1999 are based on the 1971 IAM Tables. Mortality assumptions for issues from 2000 to present are based on either the Annuity 2000 Table or an experience adjusted Annuity 2000 Table.

Future policy benefits for long-term disability cases are computed using the 1987 Commissioners' Group Disability Table adjusted for the Company's experience.

POLICY AND CONTRACT CLAIMS

Accident and health business policy and contract claims principally include claims in course of settlement and claims incurred but not reported, which are determined based on a formula derived as a result of the Company's past experience. Claims liabilities may be more or less than the amounts paid when the claims are ultimately settled. Such differences represent changes in estimates and are recorded in the statement of operations in the year the claims are settled.

REINSURANCE

All assets and liabilities related to reinsurance ceded contracts are reported on a gross basis in the balance sheets. The statements of operations reflect premiums, benefits and settlement expenses net of reinsurance ceded.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts.

FEDERAL INCOME TAXES

Income taxes have been provided using the liability method in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

PARTICIPATING POLICIES

Participating policies approximate 19%, 21% and 23% of ordinary life insurance in force at December 31, 2002, 2001 and 2000, respectively, and 17%, 14% and 7% of ordinary insurance premium revenue in 2002, 2001 and 2000, respectively. Dividends to participating policyholders are calculated as the sum of the difference between the assumed mortality, interest and loading, and the actual experience of the Company relating to participating policyholders. As a result of statutory regulations, the major portion of earnings from participating policies inures to the benefit of the participating policyholders and is not available to stockholders. Undistributed earnings of the participating block of business is represented by the liability for participating policies in the consolidated balance sheets. The payment of dividends to stockholders is further restricted by insurance laws of the Commonwealth of Massachusetts.

FOREIGN CURRENCY TRANSLATION

The Company enters into certain transactions that are denominated in a currency other than the U.S. dollar. Functional currencies are assigned to foreign currencies. These amounts are accumulated and then converted to U.S. dollars. The unrealized gain or loss from the translation is reflected in accumulated other comprehensive income, net of deferred federal income taxes. The translations are calculated using current exchange rates for the balance sheet and average exchange rates for the statement of operations.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the consolidated balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the consolidated financial statements. Fees charged on separate account policyholder deposits are included in other income.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.   INVESTMENTS

FIXED MATURITIES

The amortized cost, gross unrealized gains and losses, and fair value of investments in fixed maturities available for sale are summarized below:

                                                         DECEMBER 31, 2002
                                     ----------------------------------------------------------
                                                        GROSS         GROSS
                                       AMORTIZED     UNREALIZED     UNREALIZED         FAIR
                                         COST           GAINS         LOSSES          VALUE
                                     ----------------------------------------------------------
     U.S. Treasury securities and
       obligations of U.S.
       government corporations and   $    453,648   $    139,830   $         (5)   $    593,473
       agencies
     Debt securities issued by
       states and municipalities           57,171          7,731           (547)         64,355
     Corporate securities               2,341,758        236,098        (18,615)      2,559,241
     U.S. government guaranteed
       mortgage-backed securities       1,452,166        148,956         (3,624)      1,597,498
                                     ----------------------------------------------------------

     Total fixed maturities
       available for sale            $  4,304,743   $    532,615   $    (22,791)   $  4,814,567
                                     ==========================================================

                                                         DECEMBER 31, 2001
                                     ----------------------------------------------------------
                                                        GROSS         GROSS
                                       AMORTIZED     UNREALIZED     UNREALIZED         FAIR
                                         COST           GAINS         LOSSES          VALUE
                                     ----------------------------------------------------------
                                     ----------------------------------------------------------
     U.S. Treasury securities and
       obligations of U.S.
       government corporations and   $    262,863   $     60,382   $       (384)   $    322,861
       agencies
     Debt securities issued by
       states and municipalities           59,756          3,371           (549)         62,578
     Corporate securities               2,241,492        136,106        (22,448)      2,355,150
     U.S. government guaranteed
       mortgage-backed securities       1,246,278         59,956         (2,405)      1,303,829
                                     ----------------------------------------------------------

     Total fixed maturities
       available for sale            $  3,810,389   $    259,815   $    (25,786)   $  4,044,418
                                     ==========================================================

The amortized cost and fair value of the Company's investment in fixed maturities available for sale by contractual maturity are summarized below:

                                                                  DECEMBER 31, 2002
                                                             ---------------------------
                                                               AMORTIZED        FAIR
                                                                 COST          VALUE
                                                             ---------------------------
     Maturity in one year or less                            $    110,391   $    112,056
     Maturity after one year through five years                   508,538        549,443
     Maturity after five years through ten years                  976,634      1,090,583
     Maturity after ten years                                   1,257,014      1,464,987
     U.S. government guaranteed mortgage-backed securities      1,452,166      1,597,498
                                                             ---------------------------

     Total fixed maturities available for sale               $  4,304,743   $  4,814,567
                                                             ===========================

The expected maturities in the foregoing table may differ from the contractual maturities because certain eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

Gross gains of $21,338, $10,370, and $13,227 and gross losses of $37,435, $26,063, and $12,735 were realized on the sales of fixed maturities available for sale during 2002, 2001 and 2000, respectively.

At December 31, 2002, bonds with a cost of $33,374 were on deposit with state insurance departments to satisfy regulatory requirements.

EQUITY SECURITIES AND OTHER INVESTED ASSETS

Unrealized gains and losses on investments in equity securities classified as available for sale are reflected in stockholders' equity and do not affect operations. Unrealized gains and losses on other invested assets are reflected in realized capital and other gains (losses) or stockholders' equity based upon the underlying financial statement reporting of the partnerships. The cost, gross unrealized gains and losses, and fair value of those investments are summarized below:

                                                         DECEMBER 31, 2002
                                     ----------------------------------------------------------
                                                       GROSS          GROSS
                                                     UNREALIZED     UNREALIZED         FAIR
                                         COST          GAINS          LOSSES          VALUE
                                     ----------------------------------------------------------
     Other invested assets           $     74,612   $      4,680   $    (11,991)   $     67,302
                                     ==========================================================

                                                         DECEMBER 31, 2001
                                     ----------------------------------------------------------
                                                       GROSS          GROSS
                                                     UNREALIZED     UNREALIZED         FAIR
                                         COST          GAINS          LOSSES          VALUE
                                     ----------------------------------------------------------

     Equity securities               $         24   $      1,031   $          0    $      1,055
     Other invested assets                 75,248          7,326         (8,546)         74,028
                                     ----------------------------------------------------------

     Total                           $     75,272   $      8,357   $     (8,546)   $     75,083
                                     ==========================================================

NET INVESTMENT INCOME

Major categories of the Company's net investment income are summarized below:

                                                               YEAR ENDED DECEMBER 31
                                                         2002           2001           2000
                                                     ------------------------------------------
     Investment income:
       Fixed maturities                              $    278,018   $    244,631   $    229,987
       Policy loans                                         4,087          3,976          3,732
       Short-term investments and cash equivalents          1,646          3,031          3,798
       Other invested assets                                1,810          1,686          1,574
                                                     ------------------------------------------
     Gross investment income                              285,561        253,324        239,091

     Less investment expenses                               2,703          3,263          3,292
                                                     ------------------------------------------

     Net investment income                           $    282,858   $    250,061   $    235,799
                                                     ==========================================

REALIZED CAPITAL AND OTHER (LOSSES) GAINS ON INVESTMENTS

Realized capital and other (losses) gains on investments were derived from the following sources:

                                                               YEAR ENDED DECEMBER 31
                                                         2002           2001           2000
                                                     ------------------------------------------
     Fixed maturities                                $    (16,097)  $    (15,693)  $        492
     Other invested assets                                (13,808)       (16,287)        41,621
                                                     ------------------------------------------

     Realized capital and other (losses) gains
       on investments                                $    (29,905)  $    (31,980)  $     42,113
                                                     ==========================================

CONCENTRATION OF INVESTMENTS

There were no investments in a single entity's fixed maturities in excess of ten percent of stockholders' equity at December 31, 2002 and 2001.

3.   REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company cedes business to reinsurers to share risks under life, health, and annuity contracts for the purpose of providing the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources. The effect of reinsurance assumed and ceded on premiums was as follows:

                                                      YEAR ENDED DECEMBER 31, 2002
                                     ----------------------------------------------------------
                                                       ASSUMED       CEDED TO
                                        DIRECT       FROM OTHER       OTHER            NET
                                        AMOUNT        COMPANIES     COMPANIES        AMOUNT
                                     ----------------------------------------------------------
     Individual Life and Annuity     $    308,658   $         99   $     10,634    $    298,123
     Group Life and Disability            333,169            185         95,478         237,876
     Group Pension and Other               34,558              0         14,978          19,580
                                     ----------------------------------------------------------

     Total premiums                  $    676,385   $        284   $    121,090    $    555,579
                                     ==========================================================

                                                      YEAR ENDED DECEMBER 31, 2001
                                     ----------------------------------------------------------
                                                       ASSUMED       CEDED TO
                                        DIRECT       FROM OTHER       OTHER            NET
                                        AMOUNT        COMPANIES     COMPANIES        AMOUNT
                                     ----------------------------------------------------------
     Individual Life and Annuity     $    258,616   $        147   $      6,568    $    252,195
     Group Life and Disability            346,283            305        108,830         237,758
     Group Pension and Other               43,354             39         14,455          28,938
                                     ----------------------------------------------------------

     Total premiums                  $    648,253   $        491   $    129,853    $    518,891
                                     ==========================================================

                                                      YEAR ENDED DECEMBER 31, 2000
                                     ----------------------------------------------------------
                                                       ASSUMED       CEDED TO
                                        DIRECT       FROM OTHER       OTHER            NET
                                        AMOUNT        COMPANIES     COMPANIES        AMOUNT
                                     ----------------------------------------------------------
     Individual Life and Annuity     $    253,904   $        139   $      3,269    $    250,774
     Group Life and Disability            336,283            304         33,584         303,003
     Group Pension and Other               76,909          7,005         12,668          71,246
                                     ----------------------------------------------------------

     Total premiums                  $    667,096   $      7,448   $     49,521    $    625,023
                                     ==========================================================

Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.

During 2002, the Company entered into an assumption reinsurance agreement to sell its Canadian individual life business to Unity Life of Canada. On December 20, 2002 the Company received approval from Canadian regulators. Under this agreement, the Company ceded $4,066 of reserves, and recognized a loss of $387 in the current year.

4.   FEDERAL INCOME TAXES

The Company is included in a consolidated federal income tax return with Liberty Mutual and its other subsidiaries. Under a written tax sharing agreement, approved by the Board of Directors, Liberty Mutual collects from and refunds to the subsidiaries the amount of taxes or benefits determined as if Liberty Mutual and the subsidiaries filed separate returns.

Federal income tax (benefit) expense attributable to income from operations was composed of the following:

                                                               YEAR ENDED DECEMBER 31
                                                         2002           2001          2000
                                                     ------------------------------------------
     Current                                         $      2,015   $     (5,227)  $     19,924
     Deferred                                              (1,170)         1,854            556
                                                     ------------------------------------------

     Federal income tax (benefit) expense            $        845   $     (3,373)  $     20,480
                                                     ==========================================

A reconciliation of federal income tax (benefit) expense as recorded in the consolidated statements of operations with expected federal income tax (benefit) expense computed at the applicable federal income tax rate of 35% is summarized below:

                                                               YEAR ENDED DECEMBER 31
                                                         2002           2001          2000
                                                     ------------------------------------------
     Expected income tax (benefit) expense           $        966   $     (3,103)  $     20,733
       Adjustments to income taxes resulting from:
         Reconciliation of prior year tax return             (121)           (72)          (141)
         Other, net                                             0           (198)          (112)
                                                     ------------------------------------------

     Federal income tax (benefit) expense            $        845   $     (3,373)  $     20,480
                                                     ==========================================

The Company received an income tax refund of $3,971, and made income tax payments of $2,527 and $42,738 during 2002, 2001 and 2000, respectively.

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred liabilities are summarized below:

                                                                        DECEMBER 31
                                                                    2002           2001
                                                                ----------------------------
     Deferred tax assets:
       Dividends to policyholders                               $      3,314    $      3,126
       Unearned interest on policy loans                                 103             103
       Unearned group premium adjustment                                  36              23
       Recapture of statutory reinsurance                             40,790          46,496
       Unrealized loss on other long-term investments                 14,563           6,998
       Capital loss limitation                                         5,386               0
       Other                                                              88               0
                                                                ----------------------------

     Total deferred tax assets                                        64,280          56,746
                                                                ----------------------------

     Deferred tax liabilities:
       Future policy benefits                                        (40,737)        (40,071)
       Deferred acquisition costs                                    (33,999)        (28,262)
       Bonds purchased at market discount                             (5,526)         (5,651)
       Bonds market valuation adjustment                            (166,865)        (76,643)
       Reconciliation of taxes on other long-term investments         (3,501)         (2,898)
       Due and uncollected premium adjustment                           (171)           (863)
       Other                                                          (1,559)         (1,385)
                                                                ----------------------------

     Total deferred tax liabilities                                 (252,358)       (155,773)
                                                                ----------------------------

     Net deferred tax liability                                 $   (188,078)   $    (99,027)
                                                                ============================

In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no valuation allowance has been established.

Prior to 1984, a portion of the Company's income was not taxed, but was accumulated in a "policyholders' surplus account." In the event that those amounts are distributed to stockholders', or the balance of the account exceeds certain limitations under the Internal Revenue Code, the excess amounts would become taxable at current rates. The policyholders' surplus account balance at December 31, 2002 and 2001 was approximately $4,000. Management does not intend to take actions nor does management expect any events to occur that would cause federal income taxes to become payable on that amount. However, if such taxes were assessed, the amount of taxes payable would be approximately $1,400 in 2002 and 2001.

5.   UNPAID CLAIMS LIABILITY FOR GROUP ACCIDENT AND HEALTH BUSINESS

The following table provides a reconciliation of the beginning and ending balances of unpaid claim liabilities, principally included in future policy benefits, net of reinsurance recoverables:

                                                              YEAR ENDED DECEMBER 31
                                                         2002           2001          2000
                                                     ------------------------------------------
     Unpaid claim liabilities, at beginning of year  $    554,532   $    481,353   $    403,585
       Less reinsurance recoverables                          761            963          1,394
                                                     ------------------------------------------
     Net balance at beginning of year                     553,771        480,390        402,191

     Claims incurred related to:
       Current year                                       263,272        251,811        242,856
       Prior years - incurred                             (48,849)       (21,542)       (22,273)
       Prior years - interest                              26,391         22,515         18,249
                                                     ------------------------------------------
     Total incurred                                       240,814        252,784        238,832

     Claims paid related to:
       Current year                                       134,172         75,458         74,554
       Prior years                                         53,748        103,945         86,079
                                                     ------------------------------------------
     Total paid                                           187,920        179,403        160,633
                                                     ------------------------------------------

     Net balance at end of year                           606,665        553,771        480,390
     Add reinsurance recoverables                           2,736            761            963
                                                     ------------------------------------------

     Unpaid claim liabilities, at end of year        $    609,401   $    554,532   $    481,353
                                                     ==========================================

The favorable development in 2002 and 2001 related to claims incurred in prior years resulted from the Company's actual experience being better than expected. Interest accrued on prior year reserves has been calculated on the opening reserve balance less one half year's cash payments at the average rate at which the Company's reserves were discounted during 2002 and 2001.

6.   RISK-BASED CAPITAL AND RETAINED EARNINGS

Life insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

The payment of dividends by the Company to stockholders is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Commonwealth of Massachusetts Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations.

According to a resolution voted by the Board of Directors of the Company, not more than the larger of 10% of statutory profits on participating business or fifty cents per thousand dollars of participating business in force in a given year may accrue to the benefit of stockholders. The amount of statutory unassigned (deficit) surplus held for the benefit of participating policyholders and stockholders was $(29,193) and $154,039, respectively, at December 31, 2002. Dividends paid to policyholders were $12,575 in 2002, and there were no dividends paid to stockholders in 2002.

7.   COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating reserves for policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material effect on the Company's consolidated financial position or results of operations.

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. At December 31, 2002 and 2001, the Company has accrued $241 and $441, respectively, of premium tax deductions. The Company recognizes its obligations for guaranty fund assessments at the time the events occur on which assessments are expected to be based. Expenses incurred for guaranty fund assessments were $250, $72, and $283 in 2002, 2001 and 2000, respectively.

8.   SEPARATE ACCOUNTS

Separate accounts held by the Company primarily represent funds that are administered for pension plans. The assets consist of common stock, long-term bonds, real estate and short-term investments which are carried at estimated fair value. Investment income and changes in asset values do not affect the operating results of the Company. Separate accounts business is maintained independently from the general account of the Company. The Company provides administrative services for these contracts. Fees earned by the Company related to these contracts included in other revenues were $3,666, $4,221, and $3,024 for the years ended December 31, 2002, 2001, and 2000, respectively.

9.   BENEFIT PLANS

Significant benefit plans are sponsored by Liberty Mutual and the associated costs are shared by members of the Liberty Companies. Liberty Mutual's sponsored plans are summarized as follows:

          (a)  PENSION PLAN

               Liberty Mutual sponsors noncontributory defined benefit pension plans (the Plans) covering U.S. employees who have attained age 21 and have completed one year of service and Canadian employees who have completed one year of service. The benefits are based on years of service and the employee's "final average compensation" which is the employee's average annual compensation for the highest five consecutive calendar years during the ten years immediately preceding retirement.

               In 1997, Liberty Mutual adopted SFAS No. 87, EMPLOYERS' ACCOUNTING FOR PENSIONS, for vested employees. Assets of the Plans consist primarily of investments in life insurance company separate accounts and a collective investment trust fund, which invests primarily in fixed income and Standard and Poor's Index of 500 equity securities. At December 31, 2002 and 2001, assets of the Plans totaling $1,719,684 and $2,000,255, respectively, were held in separate accounts managed by the Company.

               Under the intercompany pooling agreement, there was no pension expense charged to the Company in 2002, 2001 and 2000.

          (b)  POSTRETIREMENT BENEFITS

               Liberty Mutual provides certain health care and life insurance benefits (postretirement) for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age and have ten years of service working for the Liberty Companies. Alternatively, retirees may elect certain prepaid health care benefit plans. Life insurance benefits are based upon a participant's final compensation subject to the plan maximum.

               Under the intercompany pooling arrangement, $1,102, $968 and $869 of postretirement expense was charged to the Company in 2002, 2001 and 2000, respectively.

          (c)  THRIFT-INCENTIVE PLAN

               Liberty Mutual sponsors a defined contribution savings plan for all employees of the Liberty Companies who meet certain eligibility requirements. During 2002, 2001 and 2000 employees were permitted to contribute a percentage of their annual compensation on a combined before-tax and after-tax basis, subject to certain limitations imposed by the Tax Reform Act of 1986. In 2002, 2001 and 2000 Liberty Mutual matched a percentage of contributions made by employees. Liberty Mutual's expense was $61,000, $57,000 and $54,000 in 2002, 2001 and 2000,
               respectively. Under the intercompany pooling arrangement, the Company's expense related to the Thrift-Incentive Plan is borne by Liberty Mutual.

10.  RELATED-PARTY TRANSACTIONS

Under a Service Agreement between the Company and Liberty Mutual, Liberty Mutual provides the Company with personnel, office space, equipment, computer processing and other services. The Company reimburses Liberty Mutual for these services at cost, and for any other special services supplied at the Company's request. Substantially all of the Company's general expenses incurred in 2002, 2001 and 2000 related to this agreement.

The Company insures the group term life and disability risks for Liberty Mutual employees. Premiums associated with these policies amounted to $22,905, $17,464 and $16,903 in 2002, 2001 and 2000, respectively.

The Company insures key officers of the Liberty Mutual Group under an Optional Life Insurance Plan. Premiums associated with this plan amounted to $15,514, $11,958 and $61,371 in 2002, 2001 and 2000, respectively.

Liberty Mutual purchases structured settlement annuity contracts, with and without life contingencies, from the Company. Premiums under these contracts amounted to $158,938, $173,985 and $166,243 in 2002, 2001 and 2000,
respectively. The related policy and contract reserves with respect to all structured settlement annuity contracts purchased by Liberty Mutual amounted to $1,186,274 and $1,009,280 at December 31, 2002 and 2001, respectively.

Keyport Life Insurance Company, which was acquired by Sun Life Financial of Canada (U.S.) Holdings, Inc. effective October 31, 2001, ceded 100% of the premiums and benefits of certain structured settlement annuity contracts, with and without life contingencies, to the Company. Premiums under these contracts amounted to $3,971 in 2000. There were no premiums ceded under these contracts in 2002 or 2001. The related policy and contract reserves with respect to these structured settlement annuity contracts assumed by the Company amounted to $22,324 and $22,487 at December 31, 2002 and 2001, respectively.

On December 31, 2000, the Company entered into a reinsurance agreement with Liberty Re (Bermuda) Limited to cede to Liberty Re 100% of its existing group life and single premium group annuity business. Premiums and benefits ceded under this agreement amounted to $82,458 and $105,031, respectively, in 2002. The reinsurance recoverable related to the reserves ceded under this agreement amounted to $381,464 and $370,725 at December 31, 2002 and 2001, respectively.

11.  DEFERRED POLICY ACQUISITION COSTS

Details with respect to deferred policy acquisition costs are summarized below:

                                                                YEAR ENDED DECEMBER 31
                                                                 2002           2001
                                                             ----------------------------
     Balance, beginning of year                              $    155,451    $    137,972
       Additions                                                   25,911          31,912
       Amortization                                               (11,037)         (8,837)
       Valuation adjustment for unrealized gains on fixed
         maturities                                               (18,020)         (5,596)
                                                             ----------------------------

     Balance, end of year                                    $    152,305    $    155,451
                                                             ============================

12.  STATUTORY FINANCIAL INFORMATION

The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changed prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above.

Statutory net (loss) income and capital and surplus is as follows:

                                    2002            2001           2000
                                --------------------------------------------
Statutory net loss              $    (30,708)   $    (10,094)   $       (142)
Statutory capital and surplus        124,846         131,031         140,589

13.  STOCKHOLDERS' EQUITY

The components of accumulated other comprehensive income are as follows:

                                                    NET           FOREIGN      ACCUMULATED
                                                UNREALIZED       CURRENCY         OTHER
                                                   GAINS        TRANSLATION   COMPREHENSIVE
                                                 (LOSSES)        ADJUSTMENT      INCOME
                                               --------------------------------------------
Balance at January 1, 2000                     $       (108)   $      3,170    $      3,062
Gross unrealized gains (net of
  deferred income tax expense of $61,133)           113,415                         113,415
Less reclassification adjustment for gains,
  realized in net income (net of tax
  expense of $14,740)                               (27,373)                        (27,373)
Adjustment to deferred policy acquisition
  costs (net of deferred income tax
  benefit of $3,729)                                 (6,928)                         (6,928)
                                               ------------                    ------------
Net unrealized gain                                  79,114                          79,114
Foreign currency translation adjustment                              (4,047)         (4,047)
                                               --------------------------------------------
Balance at December 31, 2000                         79,006            (877)         78,129
Gross unrealized gains (net of deferred
  income tax expense of $19,759)                     46,853                          46,853
Less reclassification adjustment for
  losses, realized in net income (net of tax
  expense of $11,193)                                20,787                          20,787
Adjustment to deferred policy acquisition
  costs (net of deferred income tax
  benefit of $1,959)                                 (3,637)                         (3,637)
                                               ------------                    ------------
Net unrealized gains                                 64,003                          64,003
Foreign currency translation adjustment                                 898             898
                                               --------------------------------------------
Balance at December 31, 2001                        143,009              21         143,030
Gross unrealized gains (net of deferred
  income tax expense of $86,064)                    158,795                         158,795
Less reclassification adjustment for
  losses, realized in net income (net of tax
  benefit of $10,467)                                19,438                          19,438
Adjustment to deferred policy acquisition
  costs (net of deferred income tax
  benefit of $6,308)                                (11,712)                        (11,712)
                                               ------------                    ------------
Net unrealized gains                                166,521                         166,521
Foreign currency translation adjustment                                   0               0
                                               --------------------------------------------
Balance at December 31, 2002                   $    309,530    $         21    $    309,551
                                               ============================================

Net unrealized investment gains, included in the consolidated balance sheets as a component of stockholders' equity are summarized below:

                                                              DECEMBER 31
                                                 2002            2001            2000
                                             --------------------------------------------
     Balance, end of year comprises:
       Unrealized investment gains on:
         Fixed maturities                    $    509,824    $    234,029    $    135,181
         Equity investments and other                   0           1,031           1,287
                                             --------------------------------------------

     Total                                        509,824         235,060         136,468

     Amounts of unrealized investment
       losses attributable to:
         Deferred policy acquisition costs        (33,066)        (15,046)         (9,450)
         Deferred federal income taxes           (167,228)        (77,005)        (48,012)
                                             --------------------------------------------

     Total                                       (200,294)        (92,051)        (57,462)
                                             --------------------------------------------

     Net unrealized investment gains         $    309,530    $    143,009    $     79,006
                                             ============================================

14.  SEGMENT INFORMATION

The Company's business is organized in three principal segments: Individual Life and Annuity, Group Life and Disability, and Group Pension and Other. In the Individual Life and Annuity segment, the Company sells a variety of individual products, including participating whole life, term insurance, universal life, structured settlements, and immediate and deferred annuity contracts. These products are sold through a combination of distribution methods, including Company agents, Liberty Mutual personal markets agents, direct marketers, and banks. In the Group Life and Disability segment, the Company sells group life and long-term and short-term disability products to corporate and organizational customers through the Company's group market agency force. The Group Pension and Other segment is a closed block of active pension customers, as well as international customer life and disability products.

The accounting policies of the segments are the same as those described in Note
1. The Company evaluates performance based on income before federal income taxes and earnings of participating policies of the segments.

The following table summarizes selected financial information by segment:

                                                                  YEAR ENDED DECEMBER 31
                                                           2002            2001            2000
                                                       --------------------------------------------
     Revenues:
       Individual Life and Annuity                     $    560,025    $    472,076    $    435,483
       Group Life and Disability                            317,145         311,418         370,248
       Group Pension and Other                               (9,148)         12,034         132,846
                                                       --------------------------------------------

     Total revenues                                    $    868,022    $    795,528    $    938,577
                                                       ============================================

     Income (loss) before federal income taxes and
     earnings of participating policies:
       Individual Life and Annuity                     $     31,981    $     30,707    $     23,123
       Group Life and Disability                             11,253          (4,342)         (7,165)
       Group Pension and Other                              (40,474)        (35,231)         43,278
                                                       --------------------------------------------

     Total (loss) income before federal income taxes
       and earnings of participating policies          $      2,760    $     (8,866)   $     59,236
                                                       ============================================

                                             DECEMBER 31
                                         2002           2001
                                     ---------------------------
     Assets:
       Individual Life and Annuity   $  3,785,911   $  3,456,001
       Group Life and Disability        1,044,334        977,750
       Group Pension and Other          2,972,911      3,054,963
                                     ---------------------------

     Total assets                    $  7,803,156   $  7,488,714
                                     ===========================

15.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the consolidated financial statements and notes thereto:

     FIXED MATURITIES

     Fair values for publicly-traded fixed maturities are determined using values reported by an independent pricing service. Fair values of private placement fixed maturities are determined by obtaining market indications from various broker-dealers.

     EQUITY SECURITIES

     The fair values for equity securities are based upon quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

     POLICY LOANS

     The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

     SHORT-TERM INVESTMENTS

     The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

     OTHER INVESTED ASSETS

     The fair values of other invested assets are based on the fair value of the underlying funds.

     INVESTMENT CONTRACTS

     The fair values for the Company's liabilities under investment-type insurance contracts, including individual and group annuities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     POLICY ACCOUNT BALANCES

     The fair values of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     Additional data with respect to fair values of the Company's investments is disclosed in Note 2.

The carrying amount and fair value of the Company's financial instruments are summarized below:

                                DECEMBER 31, 2002           DECEMBER 31, 2001
                         ---------------------------------------------------------
                           CARRYING         FAIR         CARRYING        FAIR
                            AMOUNT         VALUE          AMOUNT         VALUE
                         ---------------------------------------------------------
Fixed maturities         $  4,814,567   $  4,814,567   $  4,044,418   $  4,044,418
Equity securities                   0              0          1,055          1,055
Policy loans                   65,162         65,162         65,776         65,776
Short-term investments        147,171        147,171        253,726        253,726
Other invested assets          67,302         67,302         74,028         74,028
Individual and group
  annuities                    70,650         70,436         77,519         77,474

                                     PART C

                                OTHER INFORMATION

ITEM 27 -- EXHIBITS

1.   Board of Directors Resolutions.

     (a) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account (3).

2.   Custodian Agreements. Not applicable.

3.   Underwriting Contracts.

     (a) Distribution Agreement(5)
     (b) Form of Broker-Dealer and General Agent Sales Agreement(9)
     (c) Schedule of Sales Commission(3)

4.   Contracts.

     (a) Specimen Single Life Contract(5)
              (i)  Specimen Single Life Contract(6)
              (ii) Specimen Single Life Contract(8)

     (b) Specimen Survivorship Agreement(1)
              (i)  Specimen Survivorship Agreement(6)
              (ii) Specimen Survivorship Agreement(8)

     (c) Specimen Extended Maturity Benefit Agreement(4)

     (d) Specimen Group Contract (individual coverage)(5)
              (i)  Specimen Group Contract (individual coverage)(6)
              (ii) Specimen Group Contract (individual coverage)(8)

     (e) Specimen Certificate (individual coverage)(5)
              (i)  Specimen Certificate (individual coverage)(6)
              (ii) Specimen Certificate (individual coverage)(8)

     (f) Specimen Group Contract (joint and last survivor coverage)(5)
              (i)  Specimen Group Contract (joint and last survivor coverage)(6)
              (ii) Specimen Group Contract (joint and last survivor coverage)(8)

     (g) Specimen Certificate (joint and last survivor coverage)(5)
              (i)  Specimen Certificate (joint and last survivor coverage)(6)

              (ii) Specimen Certificate (joint and last survivor coverage)(8)

     (h) Specimen Last Survivor Death Benefit Agreement
           (for Group Contract)(4)
              (i)  Specimen Last Survivor Death Benefit Agreement
                   (for Group Contract)(6)
              (ii) Specimen Last Survivor Death Benefit Agreement
                   (for Group Contract)(8)

     (i) Specimen Last Survivor Death Benefit Agreement (for Certificate)(4)
              (i)  Specimen Last Survivor Death Benefit Agreement
                   (for Certificate)(6)
              (ii) Specimen Last Survivor Death Benefit Agreement
                   (for Certificate)(8)

5.   Applications.

     (a) Specimen Application(5)
     (b) Specimen Application (general use)(3)
     (c) Specimen Variable Life Insurance Supplemental Application(5)

6.   Depositor's Certificate of Incorporation and By-Laws.

     (a) Articles of Incorporation of Liberty Life Assurance Company of Boston, as amended (1)
     (b) By-Laws of Liberty Life Assurance Company of Boston(2)

7.   Reinsurance Contracts.

     (a) Automatic Self Administered YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life & Health America(10)
     (b) Automatic YRT Life Reinsurance Agreement between Liberty Life Assurance Company of Boston and Employers Reassurance Corporation(10)
     (c) Automatic and Facultative Reinsurance Agreement between Liberty Life Assurance Company of Boston and Security Life of Denver Insurance Company(10)

8.   Participation Agreements.

     (a)(1) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC(5)

     (a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc.(5)

     (a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC(6)

     (b)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc.(5)

     (b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp.(5)

     (b)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc.(5)

     (c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/Dreyfus Stock Index Fund)(5)

     (c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston(5)

     (c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios(6)

     (c)(4) Amendment to Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston(6)

     (d)(1) Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company(5)

     (d)(2) Administrative Services Agreement between Massachusetts Financial Services Company and Liberty Life Assurance Company of Boston(5)

     (d)(3) Amendment to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company(5)

     (d)(4) Amendment 2 to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company(6)

     (e)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp.(5)

     (e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc.(5)

     (e)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp.(5)

     (e)(4) Amendment 2 to Participation Agreement among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc.(11)

     (f)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust(6)

9.   Administrative Contracts. Not applicable.

10.  Other Material Contracts. Not applicable.

11.  Legal Opinion.

     (a) Opinion of William J. O'Connell, Esquire(5)

12.  Actuarial Opinion.

     (a) Opinion of Christopher R. Poirier, FSA, MAAA (filed herewith)

13.  Calculation

     (a) Illustration Sample Calculation (filed herewith)


14.  Other Opinions.

     (a) Consent of Independent Auditors (filed herewith)

15.  Omitted Financial Statements. Not applicable.


16.  Initial Capital Agreements.  Not applicable.

17.  Redeemability Exemption.

     (a)  Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (6)

18.  Powers of Attorney.

     (a) Power of Attorney for Edmund F. Kelly, John B. Conners, A. Alexander Fontanes, Christopher C. Mansfield, Jean M. Scarrow and John A.Tymochko (9)

     (b) Power of Attorney of Juliana M. Coyle, Treasurer (10)

----------
               (1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

               (2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on June 23, 1997.

               (3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

               (4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed May 14, 1999.

               (5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 28, 2000.

               (6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 11, 2001.

               (7) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 24, 2001.

               (8) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed December 14, 2001.

               (9) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 18, 2002.

               (10) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-65957), filed February 18, 2003.

               (11) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed April 28, 2003.



ITEM 28 -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS                  POSITION AND OFFICES WITH DEPOSITOR
Edmund F. Kelly                                      Director, President & Chief Executive Officer

John A. Tymochko                                     Director & Chief Operating Officer-Individual

Jean M. Scarrow                                      Director & Chief Operating Officer-Group

A. Alexander Fontanes                                Director & Vice President

John B. Conners                                      Director

J. Paul Condrin, III                                 Director & Vice President

Christopher C. Mansfield                             Director

Gary J. Ostrow                                       Vice President & Director of Corporate Taxation

Dexter R. Legg                                       Secretary

Juliana M. Coyle                                     Treasurer

Ronald D. Ulich                                      Assistant Treasurer

James W. Jakobek                                     Assistant Treasurer

William J. O'Connell                                 Assistant Secretary

Diane S. Bainton                                     Assistant Secretary

James R. Pugh                                        Assistant Secretary

The principal business address of each of the foregoing officers and directors is 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 29 - PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                                                                        PERCENTAGE
                                                                                                        OWNERSHIP
                                                                                                        BY
                                                                                                        IMMEDIATE
                                                                                                        INSURANCE      US STATE OR
                                                                                          PARENT        PARENT         COUNTRY OF
ACRONYM         LEGAL ENTITY NAME                  ADDRESS                                CO            UNDERTAKING    DOMICILE
--------------  ---------------------------------  -------------------------------------  ------------  ------------   -----------
OTAR            611458 Ontario Ltd                 3500 Steeles Avenue East, Markham,     LMIC          100%           Canada
                                                   Ontario L3R 0X4 Canada

AAAAG           A.A. Anthony Assurance Group       2201 North Front Street, Harrisbury,   MNB           100%           PA
                                                   PA 17110

AISC            Access Insurance Services Co.      One Liberty Centre, Portland, OR       LNW           100%           Oregon
                                                   97232

ALMS            ALM Services, Inc.                 175 Berkeley Street, Boston, MA 02117  LMIC          100%           MA

AMBCO           AMBCO Capital Company              1100 Arlington Heights Road, Itaska,   AACC          100%           IL
                                                   IL 60143

AFIC            America First Insurance Company    62 Maple Avenue, Keene, NH 03431       LIH           100%           NH

AFLIC           America First Lloyd's Insurance    5910 North Central Expressway,         LIHUSP&C      100%           TX
                Company                            Dallas, TX 75026

AACC            American Ambassador Casualty       1100 Arlington Heights Road, Itaska,   LIH           100%           IL
                Company                            IL 60143

AICL            Arlington Insurance Company Ltd.   73 Front St., Hamilton HM11, Bermuda   LMMB          100%           Bermuda

ARELP           Atlantic Real Estate L.P.          175 Berkeley Street, Boston, MA 02117  LMEC           99%           DE

BHCA            Berkeley Holding Company           175 Berkeley Street, Boston, MA 02117  ARELP         100%           MA
                Associates, Inc.

BMC             Berkeley Management Corporation    175 Berkeley Street, Boston, MA 02117  LMIC          100%           TX

BCIC            Bridgefield Casualty Insurance     2310 A-Z Park Road, Lakeland, FL       BEIC          100%           FL
                Company                            33801

BEIC            Bridgefield Employers Insurance    2310 A-Z Park Road, Lakeland, FL       SHS           100%           FL
                Company                            33801

BDLLC           Brooke Drilling, LLC               175 Berkeley Street, Boston, MA 02117  LEHLLC          100%         DE

CES             C.E. Schools, Inc.                 2310 A-Z Park Road, Lakeland, FL       TRI             100%         FL
                                                   33801

CAIAZ           Capitol Agency, Inc. (Arizona      62 Maple Avenue, Keene, NH 03431       LUSA            100%         AZ
                Corporation)

CAIOH           Capitol Agency, Inc. (Ohio         62 Maple Avenue, Keene, NH 03431       LUSA            100%         OH
                Corporation)

CAITN           Capitol Agency, Inc. (Tennessee    62 Maple Avenue, Keene, NH 03431       LUSA            100%         TN
                Corporation)

CDMI            Cascade Disability Management,     4601 North East 77th Avenue,           LMMC            100%         WA
                Inc.                               Vancouver, WA 98662

CIVT            CI Investments Ltd.                15/F., OTB Building, 160 Gloucester    CITYI         99.99%         Hong Kong
                                                   Road, Wanchai, Hong Kong

CCIC            Colorado Casualty Insurance        6950 South Potomac Street,             LMIC            100%           CO
                Company                            Englewood, CO 80112

CICF            Commercial Insurance of Central    2310 A-Z Park Road, Lakeland, FL       SCI             100%         FL
                Florida, Inc.                      33801

CAISCA          Companies Agency Insurance         2000 Westwood Drive, Wausau, WI 54401  WSC             100%         CA
                Services of California

CAAL            Companies Agency of Alabama, Inc.  2000 Westwood Drive, Wausau, WI 54401  WSC             100%         AL

CAGA            Companies Agency of Georgia, Inc.  2000 Westwood Drive, Wausau, WI 54401  WSC             100%         GA

CAID            Companies Agency of Idaho, Inc.    2000 Westwood Drive, Wausau, WI 54401  WSC             100%         ID

CAKY            Companies Agency of Kentucky,      2000 Westwood Drive, Wausau, WI 54401  WSC             100%         KY
                Inc.

CAMA            Companies Agency of                2000 Westwood Drive, Wausau, WI 54401  WSC             100%         MA
                Massachusetts, Inc.

CAMI            Companies Agency of Michigan,      2000 Westwood Drive, Wausau, WI 54401  WSC             100%         MI
                Inc.

CANY            Companies Agency of New York,      2000 Westwood Drive, Wausau, WI 54401  WSC             100%         NY
                Inc.

CAPA            Companies Agency of                2000 Westwood Drive, Wausau, WI 54401  WSC             100%         PA
                Pennsylvania, Inc.

CAPX            Companies Agency of Phoenix, Inc.  2000 Westwood Drive, Wausau, WI 54401  WSC             100%         AZ

CATX            Companies Agency of Texas, Inc.    2000 Westwood Drive, Wausau, WI 54401  WSC                          TX

CAI             Companies Agency, Inc.             2000 Westwood Drive, Wausau, WI 54401  WSC             100%         WI

CAATX           Companies Annuity Agency of        2000 Westwood Drive, Wausau, WI 54401  WSC                          TX
                Texas, Inc.

CIC             Consolidated Insurance Company     62 Maple Avenue, Keene, NH 03431       LIH             100%         IN

CVC             Copley Venture Capital             175 Berkeley Street, Boston, MA 02117  LPCHI           100%         MA

CSC             Countrywide Services Corporation   2000 Westwood Drive, Wausau, WI 54401  WSC             100%         DE

CRED            Crediprimas                        Calle 71 A #6-30 Piso 3, Bogota,       LICOL         71.06%         Colombia
                                                   D.C. Republica de Colombia

                                                                                          LLIB          27.49%

D S I           Diversified Settlements, Inc.      62 Maple Avenue, Keene, NH 03431       LICP&C          100%         NH

EIOW            Employers Insurance Company of     2000 Westwood Drive, Wausau, WI 54401  LMGI            100%         WI
                Wausau

ESGA            Employers Safety Group             2310 A-Z Park Road, Lakeland, FL       BEIC            100%         FL
                Association, Inc.                  33801

EIC             Excelsior Insurance Company        62 Maple Avenue, Keene, NH 03431       LIH             100%         NH

FSAI            First State Agency, Inc.           62 Maple Avenue, Keene, NH 03431       LUSA            100%         KY

FLSAI           Florida State Agency, Inc.         62 Maple Avenue, Keene, NH 03431       LUSA            100%         FL

GLOBE           Globe American Casualty Company    350 East 96th Street, Indianapolis,    LIH             100%         OH
                                                   IN 46240

GEIC            Golden Eagle Insurance Corp.       525 B Street, San Diego, CA 92101      LMIC            100%         CA

GSAIFI          Gulf State AIF, Inc.               5910 North Central Expressway,         LIHUSP&C        100%         TX
                                                   Dallas, TX 75206

HC              Harewood Corporation               17810 Meeting House Road, Sandy        MMIC            100%         MD
                                                   Spring, MD 20860

HWIC            Hawkeye-Security Insurance         N14 W24200 Tower Place, Pewaukee, WI   AACA            100%         WI
                Company                            53072

HIAIL           Helmsman Insurance Agency of       175 Berkeley Street, Boston, MA 02117  HIA             100%         IL
                Illinois, Inc.

HIATX           Helmsman Insurance Agency of       175 Berkeley Street, Boston, MA 02117  HIA             100%         TX
                Texas, Inc.

HIA             Helmsman Insurance Agency, Inc.    175 Berkeley Street, Boston, MA 02117  LMIC             90%         MA

                                                                                          FIRE             10%

HMSI            Helmsman Management Services,      175 Berkeley Street, Boston, MA 02117  LMIC             90%         MA
                Inc.
                                                                                          FIRE             10%

HSHF            Heritage-Summit Healthcare of      2310 A-Z Park Road, Lakeland, FL       SHH             100%         FL
                Florida, Inc.                      33801

HYIALLC         High Yield Investment Advisors,    175 Berkeley Street, Boston, MA 02117  AFIC          3.125%         DE
                LLC

                                                                                          AACC          3.125%

                                                                                          AACA          3.125%

                                                                                          BCIC          3.125%

                                                                                          BEIC          3.125%

                                                                                          CCIC          3.125%

                                                                                          CIC           3.125%

                                                                                          EIOW          3.125%

                                                                                          EIC           3.125%

                                                                                          GLOBE         3.125%

                                                                                          GEIC          3.125%

                                                                                          IIC           3.125%

                                                                                          LICA          3.125%

                                                                                          LIUI          3.125%

                                                                                          LLAC          3.125%

                                                                                          LNW           3.125%

                                                                                          CUMIS         3.125%

                                                                                          LSIC          3.125%

                                                                                          LM            3.125%

                                                                                          MNB           3.125%

                                                                                          MAFCC         3.125%

                                                                                          MWIC          3.125%

                                                                                          MIDC          3.125%

                                                                                          MMIC          3.125%

                                                                                          PIC           3.125%

                                                                                          SDIC          3.125%

                                                                                          FIRST         3.125%

                                                                                          NIC           3.125%

                                                                                          TIC           3.125%

                                                                                          WBIC          3.125%

                                                                                          WGIC          3.125%

                                                                                          WUIC          3.125%

IIC             Indiana Insurance Company          62 Maple Avenue, Keene, NH 03431       LIH             100%         IN

ISG             Inversora Segucar C.A.             Avenida Francisco de Miranda, Torre    CAVSC         99.99%         Venezuela
                                                   Seguros Venezuela, Nivel C-1, Centro
                                                   Commercial El Parque, Los Palas
                                                   Grandes, Caracas, Venezuela.

ICCC            Inversosa Centro Commercial        Avenida Francisco de Miranda, Torre    CAVSC           100%         Venezuela
                C.A.                               Seguros Venezuela, Nivel C-1, Centro
                                                   Commercial El Parque, Los Palas
                                                   Grandes, Caracas, Venezuela

KHLLC           Kellen Holdings, LLC               175 Berkeley Street, Boston, MA 02117  LEHLLC          100%         DE

KTCL            Kritiya Tun Company, Ltd           87/1 Capitol Tower, All Seasons        LIHKL         48.98%         Thailand
                                                   Place, 18th Floor, Wireless Road,
                                                   Khwaeng Lumpini, Khet Pathumwan,
                                                   Bangkok, Thailand

LLIB            La Libertad                        Calle 71 A #6-30 Piso 3, Bogota,       LSEG          85.11%         Colombia
                                                   D.C. Republica de Colombia

                                                                                          VIDA          14.85%

LEHLLC          LEH China                          175 Berkeley Street, Boston, MA 02117  LEHLLC          100%         DE

LEXCO           Lexco Limited                      73 Front Street, Hamilton HM11,        LMT             100%         Bermuda
                                                   Bermuda

LICOL           LI (Colombia) Holdings Limited     Cedar House, 41 Cedar Avenue,          LATIN           100%         Bermuda
                                                   Hamilton HM12, Bermuda

ART             Liberty ART                        Av. Presidente Roque Saenz Pena 636,   LATIN         99.90%         Argentina
                                                   8th Floor, City of Buenos Aires
                                                   Argentina

LAC             Liberty Assignment Corporation     175 Berkeley Street, Boston, MA 02117  LLAC            100%         DE

LCHL            Liberty Canada Holdings Ltd.       181 Bay Street, Suite 1000 Toronto,    LIHI            100%         Canada
                                                   Ontario M5J 2T7

CITYH           Liberty Citystate Holdings PTE     51 Club Street #03-00, Liberty         LIAPHI          100%         Singapore
                Ltd.                               House, Singapore 069428

LCMIC           Liberty County Mutual Insurance    175 Berkeley St., Boston, MA 02117     LMIC                         TX
                Company

LCCL            Liberty Corporate Capital Ltd      4th Floor, 1 Minister Court, Mincing   LEHL            100%         UK
                                                   Lane, London, EC3R 7YE

LESLLC          Liberty Employers Services, LLC    1 Liberty Centre, Portland, OR 97232   LNW             100%         OR

LEC             Liberty Energy Corporation         175 Berkeley Street, Boston, MA 02117  LMIC            100%         MA

LEGC            Liberty Energy Gulf Corporation    175 Berkeley Street, Boston, MA 02117  LEC             100%         MA

LEHLLC          Liberty Energy Holdings, LLC       175 Berkeley Street, Boston, MA 02117  LMIC            100%         DE

LEHL            Liberty Europe (Holdings) Ltd      4th Floor, 1 Minister Court, Mincing   LIHI            100%         UK
                                                   Lane, London, EC3R 7YE

LFSI            Liberty Financial Services, Inc    175 Berkeley Street, Boston, MA 02117  LMEC            100%         MA

LHGI            Liberty Hospitality Group, Inc.    175 Berkeley Street, Boston, MA 02117  LMEC            100%         DE

LIT             Liberty Information Technology,    9-21 Adelaide Street, Belfast,         LMIC            100%         UK (N.
                Ltd                                Northern Ireland BT1 2DJ                                            Ireland)

LICSYR          Liberty Insurance Compania de      Registro Mercantil de Vizacaya, Tomo   LIHI          83.27%         Spain
                Seguros y Reaseguros, S.A.         302, Libro 72, Section 3a
                                                   Sociedades, Folio 110 Hoja 992

LICA            Liberty Insurance Company of       175 Berkeley Street, Boston, MA 02117  LMIC            100%         IL
                America

LICC            Liberty Insurance Company of       675 Cochrane Drive, Unionville,        LMIC            100%         Canada
                Canada                             Ontario l3R 0S7, Canada

LIC             Liberty Insurance Corporation      175 Berkeley Street, Boston, MA 02117  LPCHI           100%         VT

LIGCSR          Liberty Insurance Group Compania   Calle Obenque Numero 2, Madrid         LMIC          99.99%         Spain
                de Seguros y Reaseguros, S.A.      28042, Spain

LIH             Liberty Insurance Holdings, Inc.   175 Berkeley Street, Boston, MA 02117  LMIC            100%         DE

LIUI            Liberty Insurance Underwriters     55 Water Street, 18th Floor, New       LMIC            100%         NY
                Inc.                               York, NY 10041

LIHKL           Liberty International (HK)         Suite 2616, 26th Floor, One            LIAPHI        99.90%         Hong Kong
                Limited                            International Finance Centre, 1
                                                   Harbour View Street, Central,
                                                   Hong Kong

LISHLLC         Liberty International (Spain)      175 Berkeley Street, Boston, MA        LIHI            100%         Delaware
                Holdings, LLC                      02117

ABERD           Liberty International Aberdeen,    175 Berkeley Street, Boston, MA 02117  LIHI            100%         DE
                Inc.

LIAPHI          Liberty International Asia         175 Berkeley Street, Boston, MA 02117  LIHI            100%         DE
                Pacific Holdings, Inc.

LTDA            Liberty International Brasil,      Rua Dr. Geraldo Campos Moreira, No.    LIISLSCS      99.99%         Brazil
                Ltda.                              110, 12th Floor, City of Sao Paulo,
                                                   State of Sao Paulo, Brazil             LIHI            .01%

LIHI            Liberty International Holdings     175 Berkeley Street, Boston, MA 02117  LMT             100%         DE
                Inc.

LIISL           Liberty International Iberia,      Calle Obenque, 2, Madrid, Spain 28042  LISHLLC         100%         Spain
                S.L.

LIISLSCS        Liberty International Iberia,      Calle Obenque, 2, Madrid, Spain 28042  CAVSC         78.86%         Spain
                S.L. , S.C.S.                                                             LISHLLC       24.73%

                                                                                          LI              .01%

LIIC            Liberty International Insurance    2 Harbourmaster Place, Custom House    LIIHL         99.99%         Ireland
                Company Ltd.                       Dock, Dublin 1

LIILHK          Liberty International Insurance    15/F., OTB Building, 160 Gloucester    CITYH         33.64%         Hong Kong
                Ltd.                               Road, Wanchai, Hong Kong
                                                                                          CIVT          66.36%

LIIHL           Liberty International Ireland      2 Harbourmaster Place, International   LIHI            100%         Ireland
                Holdings Ltd.                      Financial Services Centre, Dublin 1

LATIN           Liberty International Latin        175 Berkeley Street, Boston, MA 02117  LIHI            100%         DE
                America Holdings, LLC

LIMB            Liberty International Management   73 Front Street, Hamilton HM11,        LMT              80%         Bermuda
                (Bermuda) Ltd.                     Bermuda

LIUS            Liberty International              5th Floor, 1 Minister Court, Mincing   LIHI            100%         UK
                Underwriting Services Ltd          Lane, London, EC3R 7YE

LINTU           Liberty International              HMP Secretarial Services Limited, 2    LIIHL           100%         Ireland
                Underwriters Ltd.                  Harbourmaster Place, International
                                                   Financial Services Centre, Dublin 1

LLAC            Liberty Life Assurance Company     175 Berkeley Street, Boston, MA 02117  LLHI            100%         MA
                of Boston

LLDLLC          Liberty Life Distributors LLC      175 Berkeley Street, Boston, MA 02117  LLAC            100%         DE

LLHI            Liberty Life Holdings Inc.         175 Berkeley Street, Boston, MA        LMIC             90%         DE
                (formerly known as Liberty         02117
                Mutual Property - Casualty                                                FIRE             10%
                Holding Corporation)

LLSLLC          Liberty Life Securities LLC        175 Berkeley Street, Boston, MA 02117  LLAC            100%         DE

LLOYDS          Liberty Lloyds of Texas            175 Berkeley Street, Boston, MA 02117  LMIC                         TX
                Insurance Co.

LMS             Liberty Management Services, Inc.  One Liberty Centre, Portland, OR       LNW             100%         OR
                                                   97232

LMT             Liberty Massachusetts Trust        175 Berkeley Street, Boston, MA 02117  LMIC            100%         MA

LMHI            Liberty Mexico Holdings Inc.       175 Berkeley Street, Boston, MA 02117  LIHI            100%         MA

LMHSA           Liberty Mexico Holdings S.A. de    175 Berkeley Street, Boston, MA        LMHI          99.99%         Mexico
                C.V.

LMB             Liberty Mutual (Bermuda) Ltd.      73 Front Street, Hamilton HM11,        LMT             100%         Bermuda
                                                   Bermuda

LMCC            Liberty Mutual Capital             175 Berkeley Street, Boston, MA 02117  LMIC            100%         DE
                Corporation (Boston)

LMCILLC         Liberty Mutual Community           175 Berkeley Street, Boston, MA 02117  LMIA            100%         MA
                Investors, LLC

LMEC            Liberty Mutual Equity Corporation  175 Berkeley Street, Boston, MA 02117  LMIC            100%         MA

FIRE            Liberty Mutual Fire Insurance      175 Berkeley Street, Boston, MA 02117  LMGI            100%         MA
                Company

LMGI            Liberty Mutual Group Inc           175 Berkeley Street, Boston, MA 02117  LMHCMHI         100%         MA

LMHCI           Liberty Mutual Holding Company     175 Berkeley Street, Boston, MA 02117  N/A             100%         MA
                Inc

LMIC            Liberty Mutual Insurance Company   175 Berkeley Street, Boston, MA 02117  LMGI            100%         MA

LMUK            Liberty Mutual Insurance Company   4th Floor, 1 Minister Court, Mincing   LEHL          99.14%         UK
                (U.K.) Ltd                         Lane, London, EC3R 7YE
                                                                                          FIRE           0.86%

LMIA            Liberty Mutual Investment          175 Berkeley Street, Boston, MA 02117  LMIC             99%         MA
                Advisors LLC
                                                                                          LMCC              1%

LMMC            Liberty Mutual Managed Care, Inc.  175 Berkeley Street, Boston, MA 02117  LMIC            100%         MA

LMMB            Liberty Mutual Management          73 Front Street, Hamilton HM11,        LMB             100%         Bermuda
                (Bermuda) Ltd.                     Bermuda

LNW             Liberty Northwest Insurance        One Liberty Centre, Portland, OR       LPCHI           100%         OR
                Corporation                        97232

LPDIL           Liberty Pacific Direct             33/F Jardine House, 1 Connaught        LMIC          96.83%         Hong Kong
                Investments Limited                Place, Central, Hong Kong
                                                                                          LEHLLC         3.17%

PAUL            Liberty Paulista Seguros           Rua Dr. Geraldo Campos Moreira 110,    LTDA          98.28%         Brazil
                                                   Brooklin Novo 04571-020 Sao Paulo -
                                                   SP - Brazil

CUMIS           Liberty Personal Insurance         175 Berkeley Street, Boston, MA 02117  LMIC            100%         MI
                Company (formerly CUMIS)

LPCHI           Liberty Property-Casualty          175 Berkeley Street, Boston, MA        LMEC            100%         MA
                Holdings Inc. (formerly known as   02117
                Liberty Financial Companies,
                Inc.)

LRBL            Liberty Re (Bermuda) Limited       73 Front Street, Hamilton HM11,        LMIC            100%         Bermuda
                                                   Bermuda

LREC            Liberty Real Estate Corporation    175 Berkeley Street, Boston, MA 02117  LMEC            100%         MA

LCRMS           Liberty Risk Services Argentina    Moreno 401, Buenos Aires, Argentina    LATIN         99.99%         Argentina
                S.A.  (formerly known as Liberty
                Consulting & Risk Management
                Services S.A.)

LRSV            Liberty Risk Services de           Avenida Francisco de Miranda, Torre    LATIN           100%         Venezuela
                Venezuela S.A.                     Seguros Venezuela, Nivel C-1, Centro
                                                   Commercial El Parque, Los Palas
                                                   Grandes, Caracas, Venezuela

LRSUK           Liberty Risk Services Limited      400 Capability Green, Luton,           LEHL            100%         UK
                                                   Bedfordshire, LU1 3LU

LSI             Liberty Sanibel Limited            175 Berkeley Street, Boston, MA 02117  LREP          98.67%         MA
                Partnership
                                                                                          ARELP         1.33%

LSII            Liberty Sanibel II Limited         175 Berkeley Street, Boston, MA 02117  LSI           99.99%         MA
                Partnership

                                                                                          ARELP          0.01%

LSASA           Liberty Seguros Argentina, S.A     Av. Pte. Roque Saenz Pena 636, 6th     LATIN         99.99%         Argentina
                                                   Floor, City of Buenos Aires,
                                                   Argentina

VIDA            Liberty Seguros de Vida, S.A.      Calle 71 A #6-30 Piso 3, Bogota,       LSEG          57.59%         Colombia
                                                   D.C. Republica de Colombia

                                                                                          LILA          42.41%

LSEG            Liberty Seguros S.A.               Calle 71 A #6-30 Piso 3, Bogota,       LILA          94.71%         Colombia
                                                   D.C. Republica de Colombia

                                                                                          LICOL          5.26%

LSIC            Liberty Surplus Insurance Corp.    175 Berkeley Street, Boston, MA 02117  LMIC            100%         NH

LSML            Liberty Syndicate Management Ltd.  1 Minister Court, Mincing Lane,        LEHL            100%         UK
                                                   London, EC3R 7YE

LUSA            Liberty-USA Corporation            175 Berkeley Street, Boston, MA 02117  LIH             100%         DE

LICP&C          LIH US P&C Corporation             175 Berkeley Street, Boston, MA 02117  LIH             100%         DE

LIHRE           LIH-Re of America Corp.            62 Maple Avenue, Keene, NH 03431       LUSA            100%         DE

LIIA            LIIA Insurance Agency, Inc.        175 Berkeley Street, Boston, MA 02117  HIA                          TX

LILA            LILA (Colombia) Holdings Limited   41 Cedar Avenue, Hamilton HM12,        LATIN           100%         Bermuda
                                                   Bermuda

LLSIANV         LLS Insurance Agency of Nevada,    175 Berkeley Street, Boston, MA 02117  LLAC            100%         NV
                Inc.

LM              LM Insurance Corporation           175 Berkeley Street, Boston, MA 02117  LMIC            100%         IA

LMHCMHI         LMHC Massachusetts Holdings Inc    175 Berkeley Street, Boston, MA 02117  LMGI            100%         MA

LREP            LRE Properties, Inc.               175 Berkeley Street, Boston, MA 02117  LMEC            100%         MA

MDCC            Managed Dental Care of Canada      181 Bay Street, Suite 1000, Toronto,   OTAR            100%         Canada
                Inc.                               Ontario M5J 2T7

MIS             Marine Insurance Services Pte.     20 Cecil Street, #18-01, The           CITYI            50%         Singapore
                Ltd.                               Exchange, Singapore 049795

MNB             Merchants & Business Men's         2201 North Front Street, Harrisburg,   LMIC                         PA
                Mutual Insurance Company           PA 17110

MHG             Merchants Holding Corporation      2201 North Front Street, Harrisburg,   MNB             100%         PA
                                                   PA 17110

MAAI            Mid-American Agency, Inc.          62 Maple Avenue, Keene, NH 03431       LUSA            100%         IN

MAFCC           Mid-American Fire and Casualty     62 Maple Avenue, Keene, NH 03431       LIH             100%         OH
                Company

MAI             Missouri Agency, Inc.              62 Maple Avenue, Keene, NH 03431       LUSA            100%         MO

MIDC            Montgomery Indemnity Company       17810 Meeting House Road, Sandy        HC              100%         DE
                                                   Spring, MD 20860

MMIC            Montgomery Mutual Insurance        17810 Meeting House Road, Sandy        LMIC                         DE
                Company                            Spring, MD 20860

NIICL           Narai International Insurance      499/9-11 Moo 3, Benchachinda           TKCL          55.76%         Thailand
                Company Limited                    Building 4th, 5th, 6th Floor,
                                                   Vibhavadi Rangsit Road, Khwaeng        LIAPHI        24.99%
                                                   Ladyao, Khet Chatuchak, Bangkok
                                                   Metropolis, Thailand

NIA             National Insurance Association     350 East 96th Street, Indianapolis,    Control -                    Indiana
                                                   IN 46240                               LMIC

NPIN            North Pacific Insurance Company    1 Liberty Centre, Portland, OR 97232   LNW             100%         OR

OAC             Automobile Insurance Company       1 Liberty Centre, Portland, OR 97232   LNW             100%         OR

PIIC            Peerless Indemnity Insurance       3333 Warrenville Road, Lisle, IL       LUSA            100%         IL
                Company                            60532

PIC             Peerless Insurance Company         62 Maple Avenue, Keene, NH 03431       LIH             100%         NH

RCSA            Reaseguradora Caracas S.A.         Avenida Francisco de Miranda, Torre    CAVSC         99.99%         Venezuela
                                                   Seguros Venezuela, Nivel C-1, Centro
                                                   Commercial El Parque, Los Palas
                                                   Grandes, Caracas, Venezuela

RI              ReCover, Inc.                      2000 Westwood Drive, Wausau, WI 54401  WSC             100%         TX

SDIC            San Diego Insurance Company        525 B Street, San Diego, CA 92101      GEIC            100%         CA

CAVSC           Seguros Caracas de Liberty         Avenida Francisco de Miranda, Torre    LATIN         99.11%         Venezuela
                Mutual S.A.                        Seguros Venezuela, Nivel C-1, Centro
                                                   Commercial El Parque, Los Palas
                                                   Grandes, Caracas, Venezuela

SAII            State Agency, Inc. (Indiana)       62 Maple Avenue, Keene, NH 03431       LUSA            100%         IN

SAWI            State Agency, Inc. (Wisconsin)     62 Maple Avenue, Keene, NH 03431       LUSA            100%         WI

SIG             Stuart Insurance Group Ltd.        73 Front Street, Hamilton HM11,        LMT           19.50%         Bermuda
                                                   Bermuda

SCMI            Summit Claims Management, Inc.     2310 A-Z Park Road, Lakeland, FL       SCI             100%         FL
                                                   33801

SCI             Summit Consulting, Inc.            2310 A-Z Park Road, Lakeland, FL       SHC             100%         FL
                                                   33801

SCIL            Summit Consulting, Inc. of         2310 A-Z Park Road, Lakeland, FL       SCI             100%         LA
                Louisiana                          33801

SHH             Summit Healthcare Holdings, Inc.   2310 A-Z Park Road, Lakeland, FL       SHC             100%         FL
                                                   33801

SHC             Summit Holding Corporation         2310 A-Z Park Road, Lakeland, FL       SHS             100%         FL
                                                   33801

SHS             Summit Holding Southeast, Inc.     2310 A-Z Park Road, Lakeland, FL       LMIC            100%         FL
                                                   33801

SLCS            Summit Loss Control Services,      2310 A-Z Park Road, Lakeland, FL       SCI             100%         FL
                Inc.                               33801

TEILLC          Tara Energy Investments, LLC       175 Berkeley Street, Boston, MA 02117  LEHLLC          100%         DE

FIRST           The First Liberty Insurance        175 Berkeley Street, Boston, MA 02117  LMIC            100%         IA
                Corporation

MWIC            The Midwestern Indemnity Company   62 Maple Avenue, Keene, NH 03431       LIH             100%         OH

NCI             The National Corporation           350 East 96th Street, Indianapolis,    LUSA            100%         IN
                                                   IN 46240

NIC             The Netherlands Insurance Company  62 Maple Avenue, Keene, NH 03431       LIH             100%         NH

TKCL            Tun Kaokali Company, Ltd           87/1 Capitol Tower, All Seasons        KTCL          99.99%         Thailand
                                                   Place, 18th Floor, Wireless Road,
                                                   Khwaeng Lumpini, Khet Pathumwan,
                                                   Bangkok, Thailand

TIS             Turnkey Insurance Services, Inc.   2310 A-Z Park Road, Lakeland, FL       TRI             100%         FL
                                                   33801

TRI             Turnkey Resources, Inc.            2310 A-Z Park Road, Lakeland, FL       SCI             100%         FL
                                                   33801

UEI             US Employers Insurance Company,    2310 A-Z Park Road, Lakeland, FL       BEIC            100%         Virgin
                Inc.                               33801                                                               Islands

WB              Wausau (Bermuda) Ltd.              73 Front Street, Hamilton HM11,        EIOW            100%         Bermuda
                                                   Bermuda

WBIC            Wausau Business Insurance Company  2000 Westwood Drive, Wausau, WI 54401  WSC             100%         WI

WGIC            Wausau General Insurance Company   2000 Westwood Drive, Wausau, WI 54401  WSC             100%         WI

WHI             Wausau Holdings Inc.               2000 Westwood Drive, Wausau, WI 54401  EIOW            100%         DE

WICUK           Wausau Insurance Co. (U.K.)        2000 Westwood Drive, Wausau, WI 54401  LMIC            100%         UK
                Limited

WSC             Wausau Service Corporation         2000 Westwood Drive, Wausau, WI 54401  LMIC            100%         WI

WUIC            Wausau Underwriters Insurance      2000 Westwood Drive, Wausau, WI 54401  WSC             100%         WI
                Company

WHS             Workwell Health & Safety, Inc.     175 Berkeley Street, Boston, MA 02117  LMIC            100%         Michigan


ITEM 30 - INDEMNIFICATION

Article XV of Liberty Life Assurance Company of Boston's By-Law provides: "The company shall, except as hereinafter provided, indemnify and reimburse each director, former director, officer and former officer, and his heirs and legal representatives, for and against all loss, liability and expense, whether heretofore or hereafter imposed upon or incurred by him in connection with any pending or future action, suit, proceeding or claim in which he may be involved, or with which he may be threatened, by reason of any alleged act or omission as a director or an officer of the company. Such loss, liability and expense shall include, but not be limited to, judgments, court costs, attorneys' fees and the cost of reasonable settlements. Such indemnification and reimbursement shall not cover (a) judgments, expenses or liabilities, rendered, imposed or incurred in connection with any item or matter as to which such director or officer shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his action was in the best interests of the company; or (b) loss, liability or expense imposed or incurred in connection with any item or matter which shall be settled without final adjudication unless such settlement shall have been approved as in the best interests of the company (1) by vote of the board at a meeting in which no director participates against whom as such director any suit or proceeding on the same or similar grounds is then pending or threatened or (2) by vote of the stockholders. The foregoing rights of indemnification and reimbursement shall be in addition to any rights to which any director, former director, officer or former officer, and the heirs and legal representatives of each, may otherwise be entitled as a matter of law."

"Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Section 12.2 of the Operating Agreement for Liberty Life Distributors LLC (together with any successor company, the "Company") states: "Indemnification.
(a) The Managers shall be fully indemnified, defended and held harmless, absolutely, irrevocably and forever, by the Company from and against any and all claims, demands, liabilities, costs, damages and causes of action, of any nature whatsoever, arising out of or incidental to the Manager's management of the Company affairs, except where the claim at issue is based upon the fraud, gross negligence or willful misconduct of a Manager, or the breach by a Manager of any provision of this Agreement, the result of which is adverse to the Company or to any Manager. (b) The indemnification provided by Subsection 12.2 (a) shall be made solely and entirely from assets of the Company, and no Member [i.e., a person that owns a membership interest in the Company] shall be personally liable to the indemnitee in connection therewith. (c) In any proceeding brought by or in the right of the Company or brought by or on behalf of Members, there shall not be any damages assessed against a Manager or a Member arising out of any transaction, occurrence or course of conduct. The aforesaid elimination of liability of a Manager or a Member shall not be applicable if the Manager or Member engaged in fraud, gross negligence, willful misconduct or the breach of any provision of this Agreement."

ITEM 31 - PRINCIPAL UNDERWRITER

(a)  Other Activity.  Not applicable

(b) Management. The following information is provided with respect to the officers and directors of Liberty Life Distributors LLC

NAME AND PRINCIPAL BUSINESS ADDRESS                  POSITION AND OFFICES WITH UNDERWRITER
John B. Conners                                      Chairman of the Board of Managers

J. Paul Condrin, III                                 Manager

A. Alexander Fontanes                                Manager

John A. Tymochko                                     Manager

Christopher C. Mansfield                             Manager

John T. Treece                                       President

Margaret Dillon                                      Treasurer

Stephen Batza                                        Assistant Treasurer

Dexter R. Legg                                       Secretary

Anne G. Delaney                                      Vice President --  Administration

Gary J. Ostrow                                       Vice President

William J. O'Connell                                 Assistant Secretary

Diane S. Bainton                                     Assistant Secretary

James R. Pugh                                        Assistant Secretary

Lee W. Rabkin                                        Assistant Secretary

The principal business address of Mr. Treece is 100 Liberty Way, Dover, New Hampshire 03820-5808. The principal business address of the remaining officers and managers is 175 Berkeley Street, Boston, Massachusetts 02117.

(c) Compensation from the Registrant. The following table shows all commissions and other compensation received by Liberty Life Distributors, LLC, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                           (2)
(1)                        NET UNDERWRITING        (3)                        (4)
NAME OF PRINCIPAL          DISCOUNTS AND           COMPENSATION ON            BROKERAGE         (5)
UNDERWRITER                COMMISSIONS             REDEMPTION                 COMMISSIONS       OTHER COMPENSATION
-----------------          ----------------        ---------------            -----------       ------------------
Liberty Life
Distributors, LLC

2002                       $ 0                     $ 0                        $   545,176       $ 0
----------------------------------------------------------------------------------------------------

2001                       $ 0                     $ 0                        $ 1,214,319       $ 0
----------------------------------------------------------------------------------------------------

2000                       $ 0                     $ 0                        $   678,795       $ 0
----------------------------------------------------------------------------------------------------

Liberty Life Distributors, LLC pays out all commissions received to the selling broker-dealers.

ITEM 32 - LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained by Liberty Life Assurance Company of Boston at 100 Liberty Way, Dover, New Hampshire 03820 or at 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 33 - MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 34 - FEE REPRESENTATION

Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Modified Single Payment Variable Universal Life Insurance Contracts hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of April 2003.


By:   LLAC Variable Account
      ------------------------
      Registrant


By:   /s/ William J. O'Connell
      ------------------------
      William J. O'Connell

      Assistant General Counsel and Assistant Secretary


By:   Liberty Life Assurance Company of Boston
      ----------------------------------------
      Depositor


By:   /s/ William J. O'Connell
      ------------------------
      William J. O'Connell

      Assistant General Counsel and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2003.



/s/ Edmund F. Kelly*
--------------------
Edmund F. Kelly

President, Chief Executive Officer and Chairman of the Board


/s/ J. Paul Condrin*
--------------------
J. Paul Condrin, III

Director, Vice President, Principal Financial and Principal Accounting Officer


/s/ John B. Conners*
--------------------
John B. Conners

Director


/s/ A. Alexander Fontanes*
--------------------------
A. Alexander Fontanes

Director and Vice President


/s/ Christopher C. Mansfield*
-----------------------------
Christopher C. Mansfield

Director


/s/ Jean M. Scarrow*
--------------------
Jean M. Scarrow

Director and Chief Operating Officer - Group

/s/ John A. Tymochko*
---------------------
John A. Tymochko

Director and Chief Operating Officer - Individual


/s/ Juliana M. Coyle*
---------------------
Juliana M. Coyle

Treasurer


*By:   /s/ William J. O'Connell
       ------------------------
       William J. O'Connell

       Assistant General Counsel and Assistant Secretary

       Attorney-in-fact

       Pursuant to Power of Attorney

*William J. O'Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 18 of this Registration Statement.

                                  EXHIBIT INDEX


12.                 (a) Actuarial Opinion of Christopher R. Poirier, FSA, MAAA

13.                 (a) Illustration Sample Calculation

14.                 (a) Consent of Independent Auditors